Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Broadline Retail-8.19%
PDD Holdings, Inc., ADR (China)(b)	882,224	$100,088,313
Capital Markets-0.78%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	243,900	9,571,642
Electrical Equipment-0.61%
China XD Electric Co. Ltd., A Shares (China)	2,325,501	2,115,479
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	478,918	1,498,767
Sieyuan Electric Co. Ltd., A Shares (China)	352,820	3,820,247
		7,434,493
Electronic Equipment, Instruments & Components-13.30%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	1,038,956	7,614,663
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	104,786	797,889
BOE Technology Group Co. Ltd., A Shares (China)	16,764,074	9,401,194
BOE Technology Group Co. Ltd., B Shares (China)	4,489,960	1,540,689
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	869,490	3,991,868
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	251,459	1,658,871
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	6,018,400	2,138,496
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	315,560	1,533,404
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	738,000	1,576,618
Huagong Tech Co. Ltd., A Shares (China)	456,200	3,189,982
IRICO Display Devices Co. Ltd. (China)(b)	1,628,100	1,388,595
Kingboard Laminates Holdings Ltd. (China)	5,183,909	6,655,851
Lens Technology Co. Ltd., A Shares (China)	2,260,400	7,127,163
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,230,300	1,028,731
Lingyi iTech Guangdong Co., A Shares (China)	3,179,300	3,953,259
Maxscend Microelectronics Co. Ltd., A Shares (China)	242,646	2,498,492
Raytron Technology Co. Ltd., A Shares (China)	206,571	1,874,250
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	130,936	2,384,190
Shengyi Electronics Co. Ltd., A Shares (China)	303,200	2,226,216
Shengyi Technology Co. Ltd., A Shares (China)	1,102,119	6,536,715
Shennan Circuits Co. Ltd., A Shares (China)	302,563	5,949,569
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	614,980	1,931,932
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	474,575	1,701,323
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	708,117	1,821,164
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	423,220	$3,892,752
Sunny Optical Technology Group Co. Ltd. (China)(c)	4,366,768	40,459,559
TCL Technology Group Corp., A Shares (China)	8,519,410	5,202,390
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,114,852	1,429,171
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(d)	2,101,000	0
Unisplendour Corp. Ltd., A Shares (China)	1,297,458	4,436,894
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	756,600	1,666,292
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	391,300	10,369,888
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	870,410	6,763,588
Xiamen Faratronic Co. Ltd., A Shares (China)	102,100	1,558,430
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	630,870	1,823,186
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,496,600	3,375,117
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	187,000	918,748
		162,417,139
Entertainment-2.09%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	310,100	840,095
Kingsoft Corp. Ltd. (China)	5,434,133	24,710,394
		25,550,489
Hotels, Restaurants & Leisure-7.95%
Meituan, B Shares (China)(b)(c)(e)	5,669,443	87,465,606
TravelSky Technology Ltd., H Shares (China)	6,045,463	9,611,572
		97,077,178
Interactive Media & Services-29.04%
Autohome, Inc., ADR (China)(c)	403,389	10,927,808
Baidu, Inc., A Shares (China)(b)	7,146,924	78,196,907
Bilibili, Inc., Z Shares (China)(b)(c)	1,883,035	43,082,098
JOYY, Inc., ADR (China)	173,797	8,724,609
Kuaishou Technology (China)(b)(e)	9,006,422	87,939,218
Tencent Holdings Ltd. (China)	1,707,215	119,525,946
Visual China Group Co. Ltd., A Shares (China)	317,900	951,781
Weibo Corp., A Shares (China)	550,760	5,377,714
		354,726,081
IT Services-2.81%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	815,400	1,644,571
China TransInfo Technology Co. Ltd., A Shares (China)(b)	716,971	1,061,547
DHC Software Co. Ltd., A Shares (China)	1,454,200	1,868,549
Digital China Information Service Group Co. Ltd., A Shares (China)(b)	442,700	788,841
GDS Holdings Ltd., A Shares (China)(b)	4,945,546	22,288,310
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	432,300	3,285,789
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
IT Services-(continued)
Taiji Computer Corp. Ltd., A Shares (China)	282,873	$973,086
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,108,845	1,676,570
Wonders Information Co. Ltd., A Shares (China)(b)	654,000	722,197
		34,309,460
Media-1.01%
China Literature Ltd. (China)(b)(c)(e)	2,636,653	10,361,732
NanJi E-Commerce Co. Ltd., A Shares (China)	1,113,768	573,087
People.cn Co. Ltd., A Shares (China)	501,700	1,417,980
		12,352,799
Semiconductors & Semiconductor Equipment-16.55%
3Peak, Inc., A Shares (China)(b)	59,915	1,184,798
ACM Research (Shanghai), Inc., A Shares (China)	124,000	2,146,050
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	282,649	7,745,786
All Winner Technology Co. Ltd., A Shares (China)	373,458	2,061,604
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	190,615	1,907,634
ASR Microelectronics Co. Ltd., A Shares (China)(b)	190,000	2,322,210
Bestechnic (Shanghai) Co. Ltd. (China)	75,800	2,523,760
Cambricon Technologies Corp. Ltd. (China)(b)	189,600	18,617,443
China Resources Microelectronics Ltd., A Shares (China)	572,073	3,696,225
GalaxyCore, Inc., A Shares (China)	1,138,600	2,414,087
GigaDevice Semiconductor, Inc., A Shares (China)	301,264	5,052,335
Goke Microelectronics Co. Ltd., A Shares (China)	98,500	1,142,524
Guobo Electronics Co. Ltd., A Shares (China)	116,211	1,008,666
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	286,102	1,720,666
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)(b)	304,584	1,039,876
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	755,000	2,676,448
Hoyuan Green Energy Co. Ltd., A Shares (China)(b)	308,035	827,751
Hua Hong Semiconductor Ltd. (China)(b)(c)(e)	4,296,989	22,123,694
Hua Hong Semiconductor Ltd., A Shares (China)(b)	184,982	1,538,562
Hwatsing Technology Co. Ltd., A Shares (China)	159,922	2,446,917
Hygon Information Technology Co. Ltd., A Shares (China)	1,056,260	20,343,604
Ingenic Semiconductor Co. Ltd., A Shares (China)	218,400	2,015,596
JCET Group Co. Ltd., A Shares (China)	811,700	3,941,661
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	245,750	1,192,761
Loongson Technology Corp. Ltd., A Shares (China)(b)	171,090	3,110,026
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Montage Technology Co. Ltd., A Shares (China)	519,489	$6,116,140
National Silicon Industry Group Co. Ltd., A Shares (China)	1,246,200	3,210,969
NAURA Technology Group Co. Ltd., A Shares (China)	326,941	15,184,777
Nexchip Semiconductor Corp., A Shares (China)	910,129	2,746,585
OmniVision Integrated Circuits Group, Inc., A Shares (China)	552,249	9,262,230
Piotech, Inc., A Shares (China)	126,711	2,990,856
Rockchip Electronics Co. Ltd., A Shares (China)	190,008	4,260,949
Sanan Optoelectronics Co. Ltd., A Shares (China)	2,263,500	3,924,678
SG Micro Corp., A Shares (China)	280,346	2,769,736
Shanghai Awinic Technology Co. Ltd., A Shares (China)	105,400	1,040,141
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	243,417	1,704,548
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,841,892	7,375,239
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	209,500	2,150,303
SICC Co. Ltd., A Shares (China)(b)	194,600	1,594,841
StarPower Semiconductor Ltd., A Shares (China)	108,680	1,291,650
Suzhou Centec Communications Co. Ltd. (China)(b)	83,419	796,723
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	64,584	1,547,400
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,453,700	2,018,697
TongFu Microelectronics Co. Ltd., A Shares (China)	688,400	2,681,833
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	385,259	3,711,421
United Nova Technology Co. Ltd., A Shares (China)(b)	3,206,887	2,238,837
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)	194,800	879,015
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	227,000	3,119,854
Wuxi Autowell Technology Co. Ltd., A Shares (China)	142,887	653,421
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	246,345	1,825,112
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	593,900	2,295,807
		202,192,446
Software-15.43%
360 Security Technology, Inc., A Shares (China)	3,175,500	4,978,147
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	326,700	1,034,388
Beijing Kingsoft Office Software, Inc., A Shares (China)	209,836	9,110,744
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,026,125	1,461,602
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	516,800	726,647
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Software-(continued)
China National Software & Service Co. Ltd., A Shares (China)(b)	385,430	$2,529,557
Empyrean Technology Co. Ltd., A Shares (China)	246,185	3,752,051
Horizon Robotics (China)(b)(c)	51,410,400	45,196,795
Hundsun Technologies, Inc., A Shares (China)	858,325	4,298,623
Iflytek Co. Ltd., A Shares (China)	1,048,850	7,093,112
Jiangsu Hoperun Software Co. Ltd. (China)(b)	361,500	2,653,536
Kingdee International Software Group Co. Ltd. (China)(b)	18,448,664	42,819,556
Longshine Technology Group Co. Ltd., A Shares (China)	489,967	1,382,306
Neusoft Corp., A Shares (China)	546,200	744,279
Newland Digital Technology Co. Ltd., A Shares (China)	468,300	1,937,252
Qi An Xin Technology Group, Inc. (China)(b)	311,000	1,552,806
Sangfor Technologies, Inc., A Shares (China)	191,414	2,860,073
SenseTime Group, Inc., B Shares (China)(b)(c)(e)	161,825,255	32,863,225
Shanghai Baosight Software Co. Ltd., A Shares (China)	979,920	3,360,739
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,683,879	6,438,273
Shanghai Stonehill Technology Co. Ltd., A Shares (China)(b)	2,577,700	2,054,284
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	320,600	1,823,719
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	429,200	1,133,861
Sinosoft Co. Ltd., A Shares (China)	376,948	1,040,020
Thunder Software Technology Co. Ltd., A Shares (China)	208,687	1,693,086
Topsec Technologies Group, Inc., A Shares (China)	535,200	596,524
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	1,550,304	3,400,344
		188,535,549
Technology Hardware, Storage & Peripherals-1.93%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,463,446	3,063,559
GRG Banking Equipment Co. Ltd., A Shares (China)	1,126,700	2,067,965
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Huaqin Technology Co. Ltd. (China)	278,700	$3,180,296
IEIT Systems Co. Ltd., A Shares (China)	667,958	5,156,026
Legend Holdings Corp., H Shares (China)(b)(e)	3,513,902	4,457,839
Ninestar Corp., A Shares (China)(b)	645,450	2,107,383
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	157,900	1,947,549
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,519,900	1,555,959
		23,536,576
Textiles, Apparel & Luxury Goods-0.19%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	725,400	2,335,769
Trading Companies & Distributors-0.09%
Beijing United Information Technology Co. Ltd., A Shares (China)	326,879	1,077,712
Total Common Stocks & Other Equity Interests (Cost $993,186,743)		1,221,205,646

Money Market Funds-0.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(f)(g) (Cost $7,750,317)	7,750,317	7,750,317
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.60% (Cost $1,000,937,060)		1,228,955,963
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.53%
Invesco Private Government Fund, 4.32%(f)(g)(h)	11,978,787	11,978,787
Invesco Private Prime Fund, 4.46%(f)(g)(h)	31,174,706	31,180,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,159,728)		43,159,728
TOTAL INVESTMENTS IN SECURITIES-104.13% (Cost $1,044,096,788)		1,272,115,691
OTHER ASSETS LESS LIABILITIES-(4.13)%		(50,478,339)
NET ASSETS-100.00%		$1,221,637,352

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $245,211,314, which represented 20.07% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2025
(Unaudited)

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$319,705	$289,123,292	$(281,692,680)	$-	$-	$7,750,317	$83,646
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,483	189,769,718	(186,002,414)	-	-	11,978,787	673,507 *
Invesco Private Prime Fund	21,404,078	432,164,721	(422,383,751)	1,675	(5,782)	31,180,941	1,767,125 *
Total	$29,935,266	$911,057,731	$(890,078,845)	$1,675	$(5,782)	$50,910,045	$2,524,278

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.96%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Australia-5.99%
JB Hi-Fi Ltd.	32,956	$2,351,577
Pro Medicus Ltd.	28,017	5,764,164
Sigma Healthcare Ltd.	1,316,756	2,436,743
Technology One Ltd.	427,549	11,204,945
Wesfarmers Ltd.	40,103	2,197,713
		23,955,142
Austria-0.54%
BAWAG Group AG(a)(b)	17,188	2,175,624
Belgium-0.63%
D’Ieteren Group	12,631	2,502,367
Canada-14.80%
Bombardier, Inc., Class B(b)	65,352	7,637,281
Constellation Software, Inc.	3,297	11,399,648
Dollarama, Inc.	54,640	7,484,520
Element Fleet Management Corp.	129,880	3,385,682
Fairfax Financial Holdings Ltd.	1,279	2,267,203
Intact Financial Corp.	10,573	2,190,233
Kinross Gold Corp.	131,334	2,106,018
Lundin Gold, Inc.	41,833	1,940,436
Metro, Inc.	41,301	3,165,051
New Gold, Inc.(b)	496,349	2,082,257
Royal Bank of Canada	45,428	5,841,846
Stantec, Inc.	19,021	2,083,773
Thomson Reuters Corp.(c)	10,979	2,208,268
TMX Group Ltd.(c)	57,963	2,362,038
WSP Global, Inc.	14,624	3,017,777
		59,172,031
Denmark-2.56%
Novo Nordisk A/S, Class B	136,920	6,388,289
Ringkjoebing Landbobank A/S	17,323	3,831,123
		10,219,412
Finland-0.55%
Konecranes OYJ	26,219	2,191,300
France-2.22%
Hermes International S.C.A.	1,765	4,328,962
Legrand S.A.	15,818	2,343,287
Technip Energies N.V.	51,194	2,217,117
		8,889,366
Germany-7.54%
Allianz SE	5,359	2,123,977
Deutsche Boerse AG	6,517	1,891,475
Hannover Rueck SE	10,630	3,234,009
Heidelberg Materials AG	9,985	2,310,250
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	3,892	2,555,460
Rheinmetall AG	4,404	8,743,305
SAP SE	11,359	3,257,708
Siemens Energy AG, Class A(b)	51,724	6,006,123
		30,122,307
Greece-2.86%
Metlen Energy & Metals S.A.	50,725	2,798,646
National Bank of Greece S.A.	357,123	4,995,977
Piraeus Financial Holdings S.A.(b)	473,554	3,652,055
		11,446,678
	Shares	Value
Ireland-1.43%
AIB Group PLC	337,053	$2,666,701
Bank of Ireland Group PLC	225,221	3,029,076
		5,695,777
Israel-2.46%
Bank Hapoalim B.M.	124,423	2,336,616
Israel Discount Bank Ltd., Class A	255,599	2,447,888
Mizrahi Tefahot Bank Ltd.	38,891	2,405,845
Plus500 Ltd.	58,986	2,623,248
		9,813,597
Italy-5.02%
BPER Banca S.p.A.(c)	299,453	2,955,426
Leonardo S.p.A.	65,965	3,566,160
Recordati Industria Chimica e Farmaceutica S.p.A.(c)	68,484	3,939,346
Terna S.p.A.	205,983	1,998,934
UniCredit S.p.A.	54,265	4,004,206
Unipol Assicurazioni S.p.A.	178,445	3,589,707
		20,053,779
Japan-9.32%
Advantest Corp.	31,003	2,065,851
ASICS Corp.	97,856	2,305,188
Fujikura Ltd.	127,450	8,669,149
Fujitsu Ltd.	91,356	1,994,125
Hitachi Ltd.	77,675	2,381,723
IHI Corp.	22,710	2,534,038
Metaplanet, Inc.(b)(c)	748,458	5,547,949
Mitsubishi Heavy Industries Ltd.	195,685	4,681,722
Mitsui OSK Lines Ltd.(c)	78,960	2,659,407
Ryohin Keikaku Co. Ltd.(c)	47,945	2,249,228
Sankyo Co. Ltd.	116,142	2,171,636
		37,260,016
Netherlands-0.93%
Koninklijke Ahold Delhaize N.V.	93,873	3,718,536
Norway-1.69%
Kongsberg Gruppen ASA	159,289	4,780,980
SpareBank 1 Sør-Norge ASA, Class B	112,955	1,987,041
		6,768,021
Portugal-0.73%
Banco Comercial Portugues S.A., Class R	3,553,631	2,926,617
Singapore-3.75%
Oversea-Chinese Banking Corp. Ltd.	230,021	2,983,293
Sembcorp Industries Ltd.	720,252	4,286,150
Singapore Exchange Ltd.	630,369	7,735,591
		15,005,034
South Korea-10.57%
Alteogen, Inc.(b)	13,905	4,485,536
Doosan Co. Ltd.	7,163	3,060,801
Doosan Enerbility Co. Ltd.(b)	47,736	2,236,367
Hanwha Aerospace Co. Ltd.	14,149	10,094,639
HD Hyundai Electric Co. Ltd.	23,487	8,358,133
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,707	1,980,562
Hyundai Rotem Co. Ltd.	19,531	2,823,366
Meritz Financial Group, Inc.	25,682	2,132,828
Samyang Foods Co. Ltd.	6,858	7,086,608
		42,258,840
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Spain-1.83%
Banco Bilbao Vizcaya Argentaria S.A.	152,428	$2,549,699
CaixaBank S.A.	265,210	2,502,504
Indra Sistemas S.A.(c)	54,515	2,264,860
		7,317,063
Sweden-2.14%
Investor AB, Class B	156,876	4,559,909
Saab AB, Class B(c)	73,574	4,014,062
		8,573,971
Switzerland-14.84%
ABB Ltd.	144,256	9,421,965
Belimo Holding AG	10,831	12,607,442
BKW AG	11,288	2,520,922
Flughafen Zureich AG(b)	33,138	9,341,809
Geberit AG	9,405	7,206,934
Schindler Holding AG, PC	18,773	6,790,663
Swiss Life Holding AG	4,252	4,405,299
Swissquote Group Holding S.A.	10,586	7,035,554
		59,330,588
United Kingdom-6.11%
3i Group PLC	40,127	2,197,111
BAE Systems PLC	79,314	1,896,353
Centrica PLC	919,570	2,003,007
Cranswick PLC	30,112	2,113,148
Halma PLC	177,596	7,614,609
RELX PLC	41,131	2,141,582
Rolls-Royce Holdings PLC	453,679	6,452,226
		24,418,036
United States-1.22%
Experian PLC	45,220	2,387,549
Ferrovial SE	48,228	2,479,569
		4,867,118
Total Common Stocks & Other Equity Interests (Cost $332,714,293)		398,681,220
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $237,487)	237,487	$237,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $332,951,780)		398,918,707
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.59%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,096,237	5,096,237
Invesco Private Prime Fund, 4.46%(d)(e)(f)	13,269,431	13,272,085
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,368,322)		18,368,322
TOTAL INVESTMENTS IN SECURITIES-104.38% (Cost $351,320,102)		417,287,029
OTHER ASSETS LESS LIABILITIES-(4.38)%		(17,521,143)
NET ASSETS-100.00%		$399,765,886

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,160,857	$(17,923,370)	$-	$-	$237,487	$7,569
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,835,807	$28,145,279	$(24,884,849)	$-	$-	$5,096,237	$88,505 *
Invesco Private Prime Fund	4,788,155	67,767,942	(59,283,471)	344	(885)	13,272,085	238,351 *
Total	$6,623,962	$114,074,078	$(102,091,690)	$344	$(885)	$18,605,809	$334,425

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Brazil-5.67%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	46,670	$902,882
Cia Paranaense de Energia - Copel, Class B, Preference Shares	247,242	523,759
Direcional Engenharia S.A.	141,755	987,225
Itau Unibanco Holding S.A., Preference Shares	78,069	490,289
Marcopolo S.A., Preference Shares	680,260	1,003,643
Marfrig Global Foods S.A.	180,802	687,871
Porto Seguro S.A.	77,139	714,961
Sendas Distribuidora S.A.	248,946	418,426
		5,729,056
China-28.83%
3SBio, Inc.(a)(b)	376,120	1,520,531
Agricultural Bank of China Ltd., H Shares	915,680	599,877
Ascentage Pharma Group International(a)(b)	91,535	831,871
Bank of China Ltd., H Shares	945,168	545,564
China CITIC Bank Corp. Ltd., H Shares	717,188	666,355
China Galaxy Securities Co. Ltd., H Shares	502,177	678,647
China Hongqiao Group Ltd.(c)	314,903	830,682
China Minsheng Banking Corp. Ltd., H Shares	907,558	546,249
China Nonferrous Mining Corp. Ltd.	751,051	729,715
Chongqing Rural Commercial Bank Co. Ltd., H Shares(c)	793,131	629,065
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	282,950	517,216
Everest Medicines Ltd.(a)(b)	92,017	745,108
Fufeng Group Ltd.	946,638	1,045,153
Huadian Power International Corp. Ltd., H Shares	1,033,685	556,492
InnoCare Pharma Ltd.(a)(b)(c)	342,105	783,804
Innovent Biologics, Inc.(a)(b)	51,528	637,819
Meitu, Inc.(a)(b)	808,596	1,236,539
New China Life Insurance Co. Ltd., H Shares	116,479	745,339
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	1,014,008	779,030
PICC Property & Casualty Co. Ltd., H Shares	433,611	899,996
Pop Mart International Group Ltd.(a)	80,071	2,497,725
Remegen Co. Ltd., B Shares(a)(b)(c)	173,276	1,320,306
Seazen Group Ltd.(b)	1,643,740	523,969
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(c)	167,578	671,010
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(b)	31,688	1,672,150
Smoore International Holdings Ltd.(a)	322,064	868,414
WuXi AppTec Co. Ltd., H Shares(a)(c)	54,884	732,110
Wuxi Biologics (Cayman), Inc.(a)(b)	157,857	641,852
XD, Inc.(a)	237,679	1,581,849
Xiaomi Corp., B Shares(a)(b)	166,261	1,118,596
Zai Lab Ltd.(b)(c)	137,356	518,940
Zhaojin Mining Industry Co. Ltd., H Shares	368,848	915,934
Zijin Mining Group Co. Ltd., H Shares	203,871	540,597
		29,128,504
Hungary-2.39%
Magyar Telekom Telecommunications PLC	334,001	1,664,457
OTP Bank Nyrt.	9,246	752,996
		2,417,453
	Shares	Value
Indonesia-1.30%
PT Aneka Tambang Tbk	2,600,132	$449,914
PT Barito Pacific Tbk(b)	5,447,233	866,800
		1,316,714
Malaysia-7.85%
Gamuda Bhd.	1,144,615	1,381,546
IJM Corp. Bhd.	823,544	548,500
KPJ Healthcare Bhd.	1,126,966	683,034
QL Resources Bhd.	1,832,569	1,823,864
Sunway Bhd.	804,732	889,321
Telekom Malaysia Bhd.	335,305	529,370
YTL Power International Bhd.	2,180,362	2,077,955
		7,933,590
Mexico-8.67%
Arca Continental S.A.B. de C.V.	65,219	681,061
Corp. Inmobiliaria Vesta SAB de C.V.(c)	195,036	549,832
Fibra Uno Administracion S.A. de C.V.	381,958	545,089
Gentera S.A.B. de C.V.	1,079,502	2,444,123
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	20,889	634,420
Grupo Comercial Chedraui S.A. de C.V.	219,550	1,781,843
Prologis Property Mexico S.A. de C.V.	141,281	532,078
Qualitas Controladora S.A.B. de C.V.(c)	175,629	1,593,753
		8,762,199
Peru-0.64%
Credicorp Ltd.	2,727	646,299
Philippines-1.70%
International Container Terminal Services, Inc.	160,566	1,232,892
Manila Electric Co.	52,000	478,573
		1,711,465
South Africa-6.86%
Capitec Bank Holdings Ltd.	2,668	521,013
Gold Fields Ltd.	36,196	889,238
Impala Platinum Holdings Ltd.(b)	62,181	592,046
Momentum Group Ltd.	284,297	542,710
OUTsurance Group Ltd.	349,821	1,493,231
PSG Financial Services Ltd.	548,266	711,595
Resilient REIT Ltd.(c)	151,473	547,503
Vukile Property Fund Ltd.	1,441,158	1,630,017
		6,927,353
Taiwan-31.16%
Accton Technology Corp.	30,429	898,697
Asia Optical Co., Inc.	105,073	453,498
Asustek Computer, Inc.	86,012	1,888,086
Caliway Biopharmaceuticals Co. Ltd.(b)	677,890	2,803,600
Chroma ATE, Inc.	49,831	713,545
CTBC Financial Holding Co. Ltd.	393,148	540,224
E.Sun Financial Holding Co. Ltd.	1,659,268	1,774,578
Elite Advanced Laser Corp.	194,811	1,247,611
Elite Material Co. Ltd.	17,465	640,208
Evergreen Marine Corp. Taiwan Ltd.	67,269	443,901
Everlight Electronics Co. Ltd.	241,946	558,628
Fubon Financial Holding Co. Ltd.	178,277	489,311
Getac Holdings Corp.	538,663	2,112,578
Great Wall Enterprise Co. Ltd.	582,695	1,188,176
Hua Nan Financial Holdings Co. Ltd.	607,748	582,338
KGI Financial Holding Co. Ltd.	955,309	483,917
King Slide Works Co. Ltd.	6,917	609,039
Lite-On Technology Corp.	566,823	2,240,932
Mega Financial Holding Co. Ltd.	668,760	951,308
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Shinkong Insurance Co. Ltd.	678,175	$2,148,983
Taichung Commercial Bank Co. Ltd.	1,727,786	1,283,848
Taiwan Semiconductor Manufacturing Co. Ltd.	77,614	2,988,084
United Integrated Services Co. Ltd.	53,813	1,412,818
Wiwynn Corp.	33,181	3,028,317
		31,482,225
Thailand-1.67%
Kasikornbank PCL, NVDR	104,930	518,862
Krung Thai Bank PCL, NVDR	832,166	559,500
Thanachart Capital PCL, NVDR	404,575	609,338
		1,687,700
Turkey-1.78%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	389,982	1,793,711
United States-1.03%
JBS N.V., BDR(b)	75,582	1,038,030
Total Common Stocks & Other Equity Interests (Cost $85,119,155)		100,574,299
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $87,124)	87,124	87,124
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $85,206,279)		100,661,423
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.01%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,686,226	$1,686,226
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,385,152	4,386,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,072,255)		6,072,255
TOTAL INVESTMENTS IN SECURITIES-105.64% (Cost $91,278,534)		106,733,678
OTHER ASSETS LESS LIABILITIES-(5.64)%		(5,701,480)
NET ASSETS-100.00%		$101,032,198

Investment Abbreviations:
BDR-Brazilian Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $14,516,524, which represented 14.37% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,851,809	$(2,764,685)	$-	$-	$87,124	$1,185
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	503,535	11,789,404	(10,606,713)	-	-	1,686,226	33,402 *
Invesco Private Prime Fund	1,318,246	27,626,834	(24,558,887)	-	(164)	4,386,029	89,272 *
Total	$1,821,781	$42,268,047	$(37,930,285)	$-	$(164)	$6,159,379	$123,859

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Austria-0.83%
Verbund AG(a)	8,625	$644,099
Belgium-0.94%
Elia Group S.A./N.V.(a)	6,284	727,135
Canada-3.92%
Ballard Power Systems, Inc.(a)(b)	463,755	852,004
Boralex, Inc., Class A(a)	29,767	675,197
Canadian Solar, Inc.(a)(b)	58,895	676,703
NFI Group, Inc.(b)	59,860	826,969
		3,030,873
Chile-0.85%
Sociedad Quimica y Minera de Chile S.A., ADR(a)(b)	17,947	659,552
China-12.23%
BYD Co. Ltd., H Shares(a)	35,072	512,081
CALB Group Co., Ltd., H Shares(b)(c)	263,672	659,253
China Datang Corp. Renewable Power Co. Ltd., H Shares	2,223,916	651,463
Flat Glass Group Co. Ltd., H Shares(a)	546,703	709,039
Ganfeng Lithium Group Co. Ltd., H Shares(a)(c)	254,128	843,542
JinkoSolar Holding Co. Ltd., ADR	32,436	711,646
NIO, Inc., ADR(a)(b)	157,791	768,442
Tianneng Power International Ltd.(a)	776,438	670,734
Wasion Holdings Ltd.	593,581	644,844
Xinyi Energy Holdings Ltd.	5,228,567	827,589
Xinyi Solar Holdings Ltd.	1,912,395	740,334
XPeng, Inc., ADR(b)	30,532	555,988
Yadea Group Holdings Ltd.(c)	362,987	571,191
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	76,022	584,569
		9,450,715
Denmark-2.86%
NKT A/S(b)	8,129	717,423
Orsted A/S(a)(b)(c)	17,151	810,944
Vestas Wind Systems A/S	37,402	685,078
		2,213,445
Finland-1.12%
Kempower OYJ(b)	47,253	861,494
France-3.88%
Legrand S.A.	5,207	771,367
Nexans S.A.	5,470	788,459
Rexel S.A.	22,209	673,226
SPIE S.A.	12,986	766,488
		2,999,540
Germany-3.59%
Nordex SE(b)	32,288	794,865
SMA Solar Technology AG(b)	25,535	586,232
Verbio SE(a)	58,410	759,073
Wacker Chemie AG(a)	8,475	632,655
		2,772,825
Ireland-0.78%
Kingspan Group PLC	7,262	604,457
Israel-3.00%
Energix-Renewable Energies Ltd.(a)	187,960	733,201
Enlight Renewable Energy Ltd.(b)	32,633	802,413
OY Nofar Energy Ltd.(b)	26,030	780,441
		2,316,055
	Shares	Value
Italy-2.77%
ERG S.p.A.(a)	31,563	$685,802
Prysmian S.p.A.	10,191	816,279
Terna S.p.A.	65,807	638,615
		2,140,696
Japan-4.81%
GS Yuasa Corp.(a)	34,575	621,750
RENOVA, Inc.(a)(b)	128,302	602,259
Sanyo Denki Co. Ltd.	9,358	581,427
Tamura Corp.(a)	199,582	638,857
Toyo Tanso Co. Ltd.(a)	21,994	707,458
West Holdings Corp.(a)	56,653	565,740
		3,717,491
Netherlands-0.82%
Alfen N.V.(a)(b)(c)	51,419	636,350
New Zealand-0.82%
Mercury NZ Ltd.	174,190	636,060
Norway-0.99%
Aker Carbon Capture ASA	2,255,189	33,436
NEL ASA(a)(b)	2,853,306	729,569
		763,005
South Africa-0.97%
Scatec ASA(b)(c)	75,260	749,996
South Korea-8.75%
CS Wind Corp.(a)	18,368	604,539
Doosan Fuel Cell Co. Ltd.(a)(b)	51,770	865,743
Ecopro BM Co. Ltd.(a)(b)	9,034	714,660
HD Hyundai Electric Co. Ltd.(a)	2,416	859,763
L&F Co. Ltd.(b)	14,115	705,795
Lotte Energy Materials Corp.(a)(b)	40,001	712,982
LS Corp.	6,059	747,313
LS Electric Co. Ltd.(a)	3,673	810,678
Samsung SDI Co. Ltd.(a)	5,174	742,449
		6,763,922
Spain-5.58%
Acciona S.A.(a)	4,296	826,371
Corporacion ACCIONA Energias Renovables S.A.(a)	32,086	866,380
EDP Renovaveis S.A.(a)	61,776	727,424
Grenergy Renovables S.A.(b)	10,598	787,730
Solaria Energia y Medio Ambiente S.A.(a)(b)	85,842	1,107,007
		4,314,912
Sweden-0.83%
NIBE Industrier AB, Class B(a)	139,336	644,894
Switzerland-1.05%
Landis+Gyr Group AG(a)(b)	9,941	811,926
Taiwan-11.94%
AcBel Polytech, Inc.	707,128	649,547
Allis Electric Co. Ltd.	176,617	600,255
Chung-Hsin Electric and Machinery Manufacturing Corp.(b)	131,850	722,594
Delta Electronics, Inc.	51,246	965,378
Fortune Electric Co. Ltd.	42,191	928,582
FSP Technology, Inc.	350,303	645,961
Motech Industries, Inc.	1,004,570	602,813
Phihong Technology Co. Ltd.(b)	747,495	545,835
Shihlin Electric & Engineering Corp.	113,351	670,298
Sino-American Silicon Products, Inc.	165,099	553,500
Ta Ya Electric Wire & Cable Co. Ltd.	505,142	585,637
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Teco Electric and Machinery Co. Ltd.	357,560	$607,000
TSEC Corp.	1,249,105	665,519
Voltronic Power Technology Corp.(b)	12,409	487,420
		9,230,339
United Kingdom-2.42%
Ceres Power Holdings PLC(a)(b)	617,276	1,008,575
ITM Power PLC(a)(b)	1,077,425	864,868
		1,873,443
United States-23.96%
Array Technologies, Inc.(b)	74,595	484,867
Atkore, Inc.	9,068	698,417
Bloom Energy Corp., Class A(a)(b)	31,765	1,187,693
Blue Bird Corp.(b)	15,599	698,679
ChargePoint Holdings, Inc.(a)(b)	46,103	423,688
Core & Main, Inc., Class A(b)	11,986	762,789
Darling Ingredients, Inc.(b)	17,820	577,012
Enphase Energy, Inc.(b)	12,662	409,742
Eos Energy Enterprises, Inc.(a)(b)	88,549	504,729
EVgo, Inc.(b)	158,586	534,435
First Solar, Inc.(b)	3,382	590,937
Green Plains, Inc.(b)	124,670	1,031,021
HA Sustainable Infrastructure Capital, Inc.	22,207	576,716
Hubbell, Inc.	1,629	712,655
Itron, Inc.(b)	5,514	686,713
Lucid Group, Inc.(a)(b)	234,046	575,753
Ormat Technologies, Inc.	8,377	748,988
Plug Power, Inc.(a)(b)	900,978	1,351,467
QuantumScape Corp.(a)(b)	147,937	1,272,258
	Shares	Value
United States-(continued)
Rivian Automotive, Inc., Class A(a)(b)	41,149	$529,588
SES AI Corp.(a)(b)	688,146	894,590
Shoals Technologies Group, Inc., Class A(b)	137,463	740,926
Signify N.V.	27,320	655,484
SolarEdge Technologies, Inc.(b)	30,210	775,189
Sunrun, Inc.(b)	48,995	502,689
Universal Display Corp.	4,112	593,773
		18,520,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $88,293,350)		77,084,022
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.58%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,919,444	5,919,444
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,401,370	15,404,450
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,324,057)		21,323,894
TOTAL INVESTMENTS IN SECURITIES-127.29% (Cost $109,617,407)		98,407,916
OTHER ASSETS LESS LIABILITIES-(27.29)%		(21,098,538)
NET ASSETS-100.00%		$77,309,378

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $4,855,845, which represented 6.28% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,502,543	$(1,502,543)	$-	$-	$-	$432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,450,766	20,966,288	(23,497,610)	-	-	5,919,444	195,501 *
Invesco Private Prime Fund	22,004,229	46,258,328	(52,856,704)	739	(2,142)	15,404,450	522,784 *
Total	$30,454,995	$68,727,159	$(77,856,857)	$739	$(2,142)	$21,323,894	$718,717

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Brazil-3.68%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	514,841	$9,960,156
Canada-3.47%
Stantec, Inc.	85,578	9,375,172
Chile-0.26%
Aguas Andinas S.A., Class A	2,135,847	698,293
France-7.71%
Veolia Environnement S.A.	613,808	20,862,463
India-0.14%
Astral Ltd.	9,112	145,333
Jindal SAW Ltd.	31,595	75,758
VA Tech Wabag Ltd.(a)	9,453	170,251
		391,342
Japan-9.59%
Ebara Corp.(b)	654,020	11,967,153
Ebara Jitsugyo Co. Ltd.	5,870	152,086
Kurita Water Industries Ltd.	151,407	5,848,157
METAWATER Co. Ltd.	37,386	681,007
Miura Co. Ltd.(b)	139,221	2,781,602
Organo Corp.	72,950	4,503,962
		25,933,967
Netherlands-0.99%
Arcadis N.V.	53,476	2,676,702
Philippines-0.13%
Manila Water Co., Inc.	546,400	344,392
South Korea-1.67%
Coway Co. Ltd.	57,782	4,506,749
Switzerland-13.04%
Belimo Holding AG	6,896	8,027,044
Geberit AG(b)	24,188	18,534,963
Georg Fischer AG	65,036	5,088,936
Sulzer AG	18,862	3,630,151
		35,281,094
United Kingdom-11.06%
Genuit Group PLC	203,509	1,047,464
Halma PLC	241,410	10,350,699
Severn Trent PLC	257,304	9,041,419
United Utilities Group PLC	634,283	9,487,848
		29,927,430
	Shares	Value
United States-48.08%
AECOM	44,054	$4,966,648
American Water Works Co., Inc.	73,672	10,331,761
Consolidated Water Co. Ltd.	47,011	1,367,550
Core & Main, Inc., Class A(a)	91,868	5,846,479
Ecolab, Inc.	79,401	20,784,006
Ferguson Enterprises, Inc.	57,833	12,915,844
IDEX Corp.(b)	32,685	5,344,324
Pentair PLC	212,648	21,732,626
Roper Technologies, Inc.	36,983	20,355,443
Veralto Corp.	67,018	7,025,497
Waters Corp.(a)	26,829	7,747,142
Xylem, Inc.	80,727	11,674,739
		130,092,059
Total Common Stocks & Other Equity Interests (Cost $206,289,342)		270,049,819
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $28,382)	28,382	28,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $206,317,724)		270,078,201
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Private Government Fund, 4.32%(c)(d)(e)	1,100,295	1,100,295
Invesco Private Prime Fund, 4.46%(c)(d)(e)	2,839,465	2,840,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,940,328)		3,940,328
TOTAL INVESTMENTS IN SECURITIES-101.28% (Cost $210,258,052)		274,018,529
OTHER ASSETS LESS LIABILITIES-(1.28)%		(3,472,654)
NET ASSETS-100.00%		$270,545,875

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,640	$8,571,681	$(8,665,939)	$-	$-	$28,382	$5,709
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,058,065	$70,996,034	$(71,953,804)	$-	$-	$1,100,295	$183,969 *
Invesco Private Prime Fund	5,364,901	175,858,126	(178,381,152)	489	(2,331)	2,840,033	492,744 *
Total	$7,545,606	$255,425,841	$(259,000,895)	$489	$(2,331)	$3,968,710	$682,422

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.13%
Australia-1.15%
Helia Group Ltd.	65,062	$211,032
MA Financial Group Ltd.	27,688	145,083
Qantas Airways Ltd.	394,536	2,741,352
WEB Travel Group Ltd.(a)	99,171	283,682
		3,381,149
Belgium-0.68%
Groupe Bruxelles Lambert N.V.	24,128	2,023,026
Brazil-0.23%
StoneCo Ltd., Class A(a)(b)	53,807	687,653
Canada-7.61%
Air Canada(a)	88,574	1,236,468
Athabasca Oil Corp.(a)(b)	138,136	585,496
Baytex Energy Corp.	183,553	390,326
Cargojet, Inc.(b)	3,744	267,906
Fairfax Financial Holdings Ltd.	4,033	7,149,047
Finning International, Inc.	36,933	1,612,972
Gildan Activewear, Inc.	41,481	2,099,928
iA Financial Corp., Inc.	25,546	2,506,097
Imperial Oil Ltd.(b)	32,133	2,685,129
Mattr Corp.(a)	10,901	96,903
Onex Corp.	14,708	1,199,151
Precision Drilling Corp.(a)	3,689	208,204
Russel Metals, Inc.	15,507	497,776
Secure Waste Infrastructure Corp.	60,792	665,720
Superior Plus Corp.	62,924	314,950
Tamarack Valley Energy Ltd.	139,259	547,950
Trican Well Service Ltd.	49,479	203,635
Winpak Ltd.	6,585	194,995
		22,462,653
China-6.90%
Bairong, Inc.(a)(c)	63,530	70,895
China National Building Material Co. Ltd., H Shares	1,020,482	607,130
Chinasoft International Ltd.(a)	592,491	428,002
Dongyue Group Ltd.	403,883	533,830
JD.com, Inc., A Shares	445,822	7,027,021
Kuaishou Technology(a)(c)	790,575	7,719,219
TUHU Car, Inc.(a)(c)	128,065	327,912
XPeng, Inc.(a)	401,842	3,656,761
		20,370,770
Colombia-0.02%
GeoPark Ltd.(b)	9,436	60,768
Denmark-0.63%
D/S Norden A/S	5,700	198,863
Per Aarsleff Holding A/S	4,452	481,004
Scandinavian Tobacco Group A/S(c)	10,978	144,138
Sydbank A/S	14,053	1,044,486
		1,868,491
Germany-5.02%
Bayerische Motoren Werke AG	79,564	7,592,861
CANCOM SE	5,421	159,274
Mercedes-Benz Group AG	124,529	7,071,567
		14,823,702
Hong Kong-0.02%
Skyworth Group Ltd.(a)	186,861	73,455
Ireland-4.11%
AIB Group PLC	586,441	4,639,813
	Shares	Value
Ireland-(continued)
Bank of Ireland Group PLC	251,759	$3,385,995
Greencore Group PLC	54,297	184,727
Kerry Group PLC, Class A	42,305	3,919,189
		12,129,724
Israel-0.35%
Airport City Ltd.(a)	11,737	209,567
Plus500 Ltd.	18,681	830,788
		1,040,355
Italy-8.01%
Ryanair Holdings PLC	257,612	7,596,727
UniCredit S.p.A.	217,460	16,046,340
		23,643,067
Japan-18.61%
Avex, Inc.	9,579	81,281
Canon Marketing Japan, Inc.	15,227	551,240
Cosmo Energy Holdings Co. Ltd.	19,361	861,033
Credit Saison Co. Ltd.	47,294	1,250,311
Elecom Co. Ltd.	16,941	219,560
ENEOS Holdings, Inc.	705,769	3,711,832
GungHo Online Entertainment, Inc.	15,025	288,219
Hogy Medical Co. Ltd.	4,134	130,798
Honda Motor Co. Ltd.	752,357	7,804,866
Idemitsu Kosan Co. Ltd.	258,197	1,663,213
IRISO Electronics Co. Ltd.	5,244	100,946
Japan Lifeline Co. Ltd.	15,630	149,643
Japan Post Holdings Co. Ltd.	497,727	4,618,628
JTEKT Corp.	66,453	575,442
Kansai Paint Co. Ltd.	35,142	498,616
Kawasaki Kisen Kaisha Ltd.	106,990	1,514,499
Keihan Holdings Co. Ltd.	29,344	603,132
Koito Manufacturing Co. Ltd.	66,755	855,315
K’s Holdings Corp.	44,671	447,763
Kureha Corp.	12,569	287,220
LY Corp.	785,633	2,877,439
Maxell Ltd.	12,907	171,874
Megachips Corp.	5,133	185,665
Mitsubishi Motors Corp.	220,433	580,401
Morinaga & Co. Ltd.	21,781	348,393
Nikon Corp.	73,209	712,425
Nippon Ceramic Co. Ltd.	6,453	127,907
Nippon Electric Glass Co. Ltd.	22,084	592,306
Nippon Yusen K.K.(b)	119,186	4,188,300
Nissan Motor Co. Ltd.(a)	652,325	1,385,928
OSG Corp.	27,226	353,000
Raito Kogyo Co. Ltd.	11,698	242,195
Ricoh Co. Ltd.	156,400	1,374,172
Sankyu, Inc.	15,181	895,477
Santen Pharmaceutical Co. Ltd.	88,234	976,866
Seino Holdings Co. Ltd.	44,297	675,113
Stanley Electric Co. Ltd.	34,588	653,635
Star Micronics Co. Ltd.	13,311	153,385
Suzuken Co. Ltd.	19,825	750,848
Systena Corp.	88,839	237,896
Taisei Corp.	50,318	3,014,807
Toho Gas Co. Ltd.	25,311	708,222
Tokyo Gas Co. Ltd.	93,741	3,145,617
TOPPAN Holdings, Inc.	76,839	2,074,872
Toyo Seikan Group Holdings Ltd.	34,487	715,701
TS Tech Co. Ltd.	26,924	323,937
TSI Holdings Co. Ltd.(b)	18,343	128,562
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
UACJ Corp.	9,680	$381,699
Wacoal Holdings Corp.	11,999	434,533
Wacom Co. Ltd.	30,367	131,019
Zuken, Inc.	4,236	163,816
		54,919,567
Luxembourg-0.12%
Aperam S.A.	12,051	355,509
Malaysia-0.11%
Hibiscus Petroleum Bhd.	174,600	63,722
Yinson Holdings Bhd.	468,600	257,098
		320,820
Mexico-0.22%
Corp. Inmobiliaria Vesta SAB de C.V.	232,231	654,690
Netherlands-5.35%
Aegon Ltd.	353,819	2,536,003
ING Groep N.V.	332,216	7,765,173
Koninklijke Vopak N.V.	15,844	759,106
NN Group N.V.	68,660	4,636,842
TomTom N.V.(a)(b)	16,124	97,361
		15,794,485
Philippines-0.08%
DigiPlus Interactive Corp.	525,571	226,556
Poland-0.06%
Inter Cars S.A.	1,089	167,112
Romania-0.05%
MAS PLC(a)	125,791	158,507
Singapore-5.13%
DBS Group Holdings Ltd.	412,026	15,135,443
South Africa-2.47%
Naspers Ltd.	23,405	7,278,144
South Korea-1.52%
CJ Logistics Corp.	2,493	159,013
Hanwha Corp.	8,161	582,867
Korea Zinc Co. Ltd.	3,270	1,874,635
Meritz Financial Group, Inc.	19,108	1,586,873
SFA Engineering Corp.(a)	5,180	91,359
Shinsegae, Inc.	1,496	184,833
		4,479,580
Spain-0.59%
Grifols S.A.(a)	80,697	1,205,926
Laboratorios Farmaceuticos Rovi S.A.(b)	5,203	322,109
Neinor Homes S.A.(a)(c)	10,370	202,151
		1,730,186
Sweden-0.99%
Attendo AB(c)	33,612	235,569
Autoliv, Inc., SDR	21,216	2,361,012
Truecaller AB, Class B(b)	64,640	323,869
		2,920,450
Switzerland-0.19%
Huber + Suhner AG	4,161	555,738
	Shares	Value
United Kingdom-25.99%
Barclays PLC	1,919,909	$9,403,746
Centrica PLC	681,892	1,485,297
Computacenter PLC	9,054	274,201
Drax Group PLC	49,002	458,593
Future PLC	12,152	113,885
HSBC Holdings PLC	1,202,212	14,676,469
IP Group PLC(a)	93,677	69,305
Johnson Matthey PLC	23,449	547,498
Lloyds Banking Group PLC	8,129,965	8,353,904
Mitie Group PLC	149,195	277,215
National Grid PLC	610,669	8,598,722
NatWest Group PLC	1,036,479	7,209,519
On the Beach Group PLC(c)	16,178	57,805
OSB Group PLC	50,989	373,734
Paragon Banking Group PLC	26,301	314,294
Pets at Home Group PLC	59,566	179,794
Serco Group PLC	128,742	355,469
Shell PLC	415,160	14,948,505
Standard Chartered PLC	247,690	4,449,414
Trainline PLC(a)(c)	46,357	166,803
Vodafone Group PLC	2,668,593	2,899,201
Wise PLC, Class A(a)	110,268	1,476,082
		76,689,455
United States-3.92%
BP PLC	2,153,175	11,565,232
Total Common Stocks & Other Equity Interests (Cost $284,221,841)		295,516,287
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $178,646)	178,646	178,646
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $284,400,487)		295,694,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,633,036	3,633,036
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,225,413	9,227,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,860,294)		12,860,294
TOTAL INVESTMENTS IN SECURITIES-104.55% (Cost $297,260,781)		308,555,227
OTHER ASSETS LESS LIABILITIES-(4.55)%		(13,431,980)
NET ASSETS-100.00%		$295,123,247
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $8,924,492, which represented 3.02% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,104,258	$(13,925,612)	$-	$-	$178,646	$4,974
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	978,498	21,498,594	(18,844,056)	-	-	3,633,036	75,455 *
Invesco Private Prime Fund	2,686,409	51,154,086	(44,612,943)	173	(467)	9,227,258	200,801 *
Total	$3,664,907	$86,756,938	$(77,382,611)	$173	$(467)	$13,038,940	$281,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Climate 500 ETF (KLMT)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Australia-1.70%
ANZ Group Holdings Ltd.	85,092	$1,672,921
BHP Group Ltd.	129,172	3,268,362
Coles Group Ltd.	77,076	1,028,104
Commonwealth Bank of Australia	30,496	3,468,663
CSL Ltd.	11,710	2,029,428
Goodman Group	63,552	1,423,579
Macquarie Group Ltd.	11,972	1,661,044
National Australia Bank Ltd.	67,446	1,676,910
Telstra Group Ltd.	364,776	1,164,742
Transurban Group	162,086	1,437,111
Wesfarmers Ltd.	27,222	1,491,812
Westpac Banking Corp.	82,081	1,775,449
		22,098,125
Belgium-0.26%
Anheuser-Busch InBev S.A./N.V.	26,468	1,526,184
Groupe Bruxelles Lambert N.V.	22,156	1,857,682
		3,383,866
Brazil-0.50%
Itau Unibanco Holding S.A., Preference Shares	235,279	1,477,599
Itausa S.A., Preference Shares	696,002	1,286,694
MercadoLibre, Inc.(a)	778	1,846,886
NU Holdings Ltd., Class A(a)(b)	72,235	882,712
Petroleo Brasileiro S.A.	158,500	1,013,247
		6,507,138
Canada-3.07%
Agnico Eagle Mines Ltd.	17,002	2,115,304
Bank of Montreal	16,481	1,823,156
Bank of Nova Scotia (The)	30,998	1,728,426
Brookfield Corp.	31,998	2,148,012
Canadian Imperial Bank of Commerce	21,697	1,554,124
Canadian National Railway Co.	16,029	1,500,005
Canadian Pacific Kansas City Ltd.	23,166	1,707,436
Constellation Software, Inc.	449	1,552,454
Element Fleet Management Corp.	46,785	1,219,581
Enbridge, Inc.	48,261	2,190,429
Loblaw Cos. Ltd.	6,578	1,066,097
Manulife Financial Corp.	45,796	1,420,039
National Bank of Canada	12,948	1,349,821
Pembina Pipeline Corp.	33,712	1,255,772
Rogers Communications, Inc., Class B(b)	49,403	1,653,735
Royal Bank of Canada	26,251	3,375,766
Shopify, Inc., Class A(a)	21,584	2,644,159
Sun Life Financial, Inc.	20,325	1,241,949
TC Energy Corp.	24,718	1,182,845
Thomson Reuters Corp.(b)	7,079	1,423,839
Toronto-Dominion Bank (The)	32,453	2,368,925
Wheaton Precious Metals Corp.	22,356	2,049,078
WSP Global, Inc.	6,543	1,350,199
		39,921,151
China-2.44%
Alibaba Group Holding Ltd.	310,624	4,670,163
Bank of China Ltd., H Shares	3,111,203	1,795,829
BYD Co. Ltd., H Shares(b)	91,338	1,333,613
China Construction Bank Corp., H Shares	2,383,230	2,437,576
China Merchants Bank Co. Ltd., H Shares	212,560	1,379,333
Industrial & Commercial Bank of China Ltd., H Shares	1,994,817	1,528,479
JD.com, Inc., A Shares	77,766	1,225,743
	Shares	Value
China-(continued)
Meituan, B Shares(a)(c)	116,997	$1,804,977
PDD Holdings, Inc., ADR(a)	13,758	1,560,845
Ping An Insurance (Group) Co. of China Ltd., H Shares(b)	337,120	2,314,452
Tencent Holdings Ltd.	116,953	8,188,142
Trip.com Group Ltd.	19,316	1,199,185
Xiaomi Corp., B Shares(a)(c)	340,083	2,288,062
		31,726,399
Denmark-0.29%
DSV A/S	4,816	1,082,653
Novo Nordisk A/S, Class B	56,337	2,628,520
		3,711,173
France-2.39%
Air Liquide S.A.	10,109	1,994,649
AXA S.A.	37,019	1,803,262
BNP Paribas S.A.	20,286	1,855,073
Cie de Saint-Gobain S.A.	11,690	1,344,981
Cie Generale des Etablissements Michelin S.C.A.	29,439	1,050,412
Danone S.A.	22,890	1,878,747
ENGIE S.A.	57,318	1,292,190
EssilorLuxottica S.A.	6,587	1,964,425
Hermes International S.C.A.	662	1,623,667
Legrand S.A.	10,721	1,588,214
L’Oreal S.A.	5,027	2,230,895
LVMH Moet Hennessy Louis Vuitton SE	4,990	2,686,556
Orange S.A.	94,847	1,446,961
Publicis Groupe S.A.	10,698	980,472
Schneider Electric SE	11,109	2,883,377
TotalEnergies SE	40,494	2,415,066
Vinci S.A.	14,288	1,990,557
		31,029,504
Germany-2.42%
adidas AG	4,593	880,433
Allianz SE	7,616	3,018,512
Bayerische Motoren Werke AG	15,547	1,483,664
Deutsche Bank AG	45,793	1,512,691
Deutsche Boerse AG	6,206	1,801,211
Deutsche Post AG	26,896	1,208,633
Deutsche Telekom AG	74,755	2,689,029
GEA Group AG	18,660	1,344,288
Mercedes-Benz Group AG	29,046	1,649,421
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,852	1,872,603
Rheinmetall AG	1,003	1,991,266
SAP SE	18,362	5,266,136
Siemens AG	14,413	3,681,817
Siemens Energy AG, Class A(a)	14,529	1,687,088
Volkswagen AG, Preference Shares	12,844	1,346,987
		31,433,779
Greece-0.11%
Piraeus Financial Holdings S.A.(a)	183,217	1,412,972
Hong Kong-0.47%
AIA Group Ltd.	295,730	2,757,437
Hong Kong Exchanges & Clearing Ltd.	35,253	1,907,851
MTR Corp. Ltd.	387,547	1,394,112
		6,059,400
India-1.24%
Axis Bank Ltd.	84,903	1,031,068
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
India-(continued)
Bharti Airtel Ltd.	82,703	$1,800,374
HDFC Bank Ltd.	115,788	2,657,139
Hindustan Unilever Ltd.	44,037	1,264,725
ICICI Bank Ltd.	125,825	2,118,806
Infosys Ltd.	94,071	1,599,861
Mahindra & Mahindra Ltd.	33,788	1,230,850
Power Grid Corp. of India Ltd.	340,738	1,126,401
Reliance Industries Ltd.	136,140	2,149,991
Tata Consultancy Services Ltd.	30,988	1,068,666
		16,047,881
Ireland-0.34%
Accenture PLC, Class A	11,238	3,001,670
Flutter Entertainment PLC(a)	4,679	1,414,274
		4,415,944
Italy-0.53%
Ferrari N.V.	2,452	1,078,378
Intesa Sanpaolo S.p.A.	412,779	2,494,405
Terna S.p.A.	140,946	1,367,791
UniCredit S.p.A.	26,724	1,971,960
		6,912,534
Japan-4.73%
Advantest Corp.	18,290	1,218,734
Bridgestone Corp.	29,794	1,207,616
Canon, Inc.(b)	39,458	1,122,983
Daiichi Sankyo Co. Ltd.	41,247	1,013,919
Daikin Industries Ltd.	8,600	1,059,563
Daiwa House Industry Co. Ltd.	39,145	1,296,793
Denso Corp.	98,313	1,336,558
FANUC Corp.	36,759	1,025,333
Fast Retailing Co. Ltd.	4,762	1,455,495
FUJIFILM Holdings Corp.	48,534	1,008,744
Fujitsu Ltd.	48,400	1,056,478
Hitachi Ltd.	88,798	2,722,784
Honda Motor Co. Ltd.(b)	107,706	1,117,330
Hoya Corp.	7,713	975,066
Hulic Co. Ltd.	122,362	1,169,418
KDDI Corp.	85,988	1,414,062
Keyence Corp.	3,991	1,446,596
Komatsu Ltd.	42,386	1,368,356
Kyocera Corp.	83,991	993,470
Mitsubishi Corp.	75,242	1,487,035
Mitsubishi Electric Corp.	54,339	1,224,683
Mitsubishi Heavy Industries Ltd.	65,830	1,574,969
Mitsubishi UFJ Financial Group, Inc.	210,301	2,904,404
Mizuho Financial Group, Inc.	54,192	1,592,763
Murata Manufacturing Co. Ltd.	79,310	1,182,849
NEC Corp.	40,400	1,162,473
Nintendo Co. Ltd.	22,117	1,852,262
NTT, Inc.	1,016,493	1,028,598
Recruit Holdings Co. Ltd.	28,771	1,710,476
SECOM Co. Ltd.	31,044	1,117,150
Sekisui House Ltd.(b)	59,440	1,249,389
Shin-Etsu Chemical Co. Ltd.	42,400	1,222,614
SMC Corp.	2,730	951,893
SoftBank Corp.	1,090,629	1,578,975
SoftBank Group Corp.	21,428	1,639,536
Sony Group Corp.	113,391	2,732,957
Sumitomo Mitsui Financial Group, Inc.	74,715	1,888,626
Takeda Pharmaceutical Co. Ltd.	65,113	1,792,265
Terumo Corp.	54,792	931,006
	Shares	Value
Japan-(continued)
Tokio Marine Holdings, Inc.	40,644	$1,635,283
Tokyo Electron Ltd.	11,022	1,755,816
Toyota Motor Corp.	183,300	3,267,077
		61,492,397
Mexico-0.18%
Grupo Financiero Banorte S.A.B. de C.V., Class O	135,023	1,205,623
Southern Copper Corp.	12,190	1,147,810
		2,353,433
Netherlands-1.11%
ASML Holding N.V.	6,779	4,712,140
Heineken N.V.	12,899	1,015,437
ING Groep N.V.	63,985	1,495,577
Koninklijke Ahold Delhaize N.V.	28,304	1,121,190
Koninklijke KPN N.V.	256,248	1,148,150
NXP Semiconductors N.V.	7,046	1,506,224
Prosus N.V.(a)	24,316	1,393,149
Universal Music Group N.V.	32,501	937,699
Wolters Kluwer N.V.	7,241	1,131,162
		14,460,728
New Zealand-0.09%
Meridian Energy Ltd.	362,858	1,222,474
Norway-0.09%
Orkla ASA	107,108	1,131,303
Singapore-0.80%
CapitaLand Ascendas REIT	752,542	1,612,593
CapitaLand Integrated Commercial Trust	834,742	1,410,571
DBS Group Holdings Ltd.	55,001	2,020,417
Oversea-Chinese Banking Corp. Ltd.	126,454	1,640,065
Sea Ltd., ADR(a)	7,261	1,137,436
Singapore Telecommunications Ltd.	401,052	1,196,162
United Overseas Bank Ltd.	50,867	1,414,368
		10,431,612
South Africa-0.28%
FirstRand Ltd.	280,171	1,198,564
Naspers Ltd.	3,892	1,210,277
Standard Bank Group Ltd.	95,894	1,243,040
		3,651,881
South Korea-0.53%
Samsung Electronics Co. Ltd.	93,483	4,764,265
SK hynix, Inc.	10,945	2,121,316
		6,885,581
Spain-0.95%
Amadeus IT Group S.A.	16,877	1,359,098
Banco Bilbao Vizcaya Argentaria S.A.	116,147	1,942,818
Banco Santander S.A.	290,402	2,502,107
Iberdrola S.A.	159,179	2,806,007
Industria de Diseno Textil S.A.	27,338	1,309,690
Redeia Corp. S.A.	69,779	1,356,707
Telefonica S.A.	210,423	1,089,139
		12,365,566
Sweden-0.74%
Assa Abloy AB, Class B	47,134	1,564,382
Atlas Copco AB, Class A	116,002	1,771,854
Investor AB, Class B	48,334	1,404,923
Sandvik AB	61,994	1,517,197
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Spotify Technology S.A.(a)	2,736	$1,714,213
Volvo AB, Class B	57,081	1,644,302
		9,616,871
Switzerland-1.96%
ABB Ltd.	41,206	2,691,337
Chocoladefabriken Lindt & Spruengli AG, PC	82	1,206,564
Cie Financiere Richemont S.A.	10,686	1,745,201
Givaudan S.A.	311	1,300,409
Lonza Group AG	1,651	1,150,979
Nestle S.A.	48,413	4,231,228
Roche Holding AG	12,217	3,813,535
Schindler Holding AG, PC	3,063	1,107,964
Sika AG	6,806	1,606,473
TE Connectivity PLC	10,621	2,185,271
UBS Group AG	63,537	2,361,872
Zurich Insurance Group AG	3,071	2,095,266
		25,496,099
Taiwan-2.49%
Cathay Financial Holding Co. Ltd.	653,116	1,323,760
CTBC Financial Holding Co. Ltd.	825,000	1,133,630
E.Sun Financial Holding Co. Ltd.	1,335,356	1,428,156
First Financial Holding Co. Ltd.	1,551,000	1,532,131
Fubon Financial Holding Co. Ltd.	513,150	1,408,427
Hon Hai Precision Industry Co. Ltd.	300,700	1,768,262
MediaTek, Inc.	31,213	1,413,467
Mega Financial Holding Co. Ltd.	1,042,000	1,482,241
SinoPac Financial Holdings Co. Ltd.	1,642,413	1,355,171
Taishin Financial Holding Co. Ltd.	2,565,511	1,400,219
Taiwan Cooperative Financial Holding Co. Ltd.	1,825,800	1,549,645
Taiwan Semiconductor Manufacturing Co. Ltd.	395,148	15,212,916
Yuanta Financial Holding Co. Ltd.	1,274,155	1,321,659
		32,329,684
United Kingdom-3.27%
3i Group PLC	25,837	1,414,677
AstraZeneca PLC	27,564	4,029,582
Aviva PLC	177,435	1,519,106
Barclays PLC	298,757	1,463,317
Coca-Cola Europacific Partners PLC(b)	13,014	1,261,317
Compass Group PLC	46,983	1,654,334
Diageo PLC	54,270	1,318,063
Haleon PLC	304,482	1,431,146
HSBC Holdings PLC	300,192	3,664,710
Informa PLC	102,934	1,179,462
Lloyds Banking Group PLC	1,187,094	1,219,792
London Stock Exchange Group PLC	13,610	1,662,385
National Grid PLC	134,171	1,889,238
NatWest Group PLC	191,025	1,328,728
Reckitt Benckiser Group PLC	19,582	1,470,590
RELX PLC	44,143	2,298,409
Rolls-Royce Holdings PLC	172,971	2,459,995
Segro PLC	123,568	1,055,292
Shell PLC	91,632	3,299,358
Smiths Group PLC	40,329	1,251,793
SSE PLC	55,883	1,372,619
Tesco PLC	224,146	1,261,922
Unilever PLC	50,482	2,934,979
		42,440,814
	Shares	Value
United States-66.86%
3M Co.	11,277	$1,682,754
Abbott Laboratories	31,116	3,926,528
AbbVie, Inc.	29,292	5,536,774
Adobe, Inc.(a)	7,409	2,650,125
Advanced Micro Devices, Inc.(a)	28,637	5,048,989
AECOM	10,182	1,147,919
Aflac, Inc.	11,138	1,106,672
Agilent Technologies, Inc.	8,832	1,014,002
Air Products and Chemicals, Inc.	3,532	1,016,792
Airbnb, Inc., Class A(a)	9,295	1,230,751
Alcon AG	11,753	1,030,616
Allstate Corp. (The)	5,385	1,094,501
Alphabet, Inc., Class A	102,515	19,672,628
Alphabet, Inc., Class C	65,897	12,708,895
Amazon.com, Inc.(a)	148,702	34,812,625
American Express Co.	11,225	3,359,755
American International Group, Inc.	14,021	1,088,450
American Tower Corp.	9,571	1,994,501
American Water Works Co., Inc.	7,894	1,107,055
Ameriprise Financial, Inc.	2,294	1,188,728
AMETEK, Inc.	6,809	1,258,644
Amgen, Inc.	9,989	2,947,754
Amphenol Corp., Class A	23,197	2,470,712
Analog Devices, Inc.	10,786	2,422,859
Aon PLC, Class A	4,558	1,621,326
Apollo Global Management, Inc.	9,362	1,360,486
Apple, Inc.	234,049	48,581,551
Applied Materials, Inc.	17,607	3,170,316
AppLovin Corp., Class A(a)	4,059	1,585,851
Ares Management Corp., Class A(b)	6,596	1,223,756
Arista Networks, Inc.(a)	20,089	2,475,367
Arthur J. Gallagher & Co.	4,997	1,435,388
AT&T, Inc.	133,718	3,665,210
Autodesk, Inc.(a)	5,334	1,616,789
Automatic Data Processing, Inc.	7,708	2,385,626
AutoZone, Inc.(a)	313	1,179,503
AvalonBay Communities, Inc.	6,836	1,273,410
Avery Dennison Corp.	6,527	1,095,035
Axon Enterprise, Inc.(a)	1,632	1,232,960
Baker Hughes Co., Class A	32,646	1,470,702
Bank of America Corp.	118,383	5,595,964
Bank of New York Mellon Corp. (The)	16,757	1,699,998
Becton, Dickinson and Co.	8,183	1,458,620
BlackRock, Inc.	2,561	2,832,492
Blackstone, Inc., Class A	13,677	2,365,574
Block, Inc., Class A(a)	14,652	1,132,014
Booking Holdings, Inc.	593	3,263,908
Boston Scientific Corp.(a)	31,287	3,282,632
BP PLC	360,009	1,933,697
Bristol-Myers Squibb Co.	39,845	1,725,687
Broadcom, Inc.	70,023	20,565,755
Cadence Design Systems, Inc.(a)(b)	5,339	1,946,439
Capital One Financial Corp.	12,240	2,631,600
Cardinal Health, Inc.	7,436	1,154,216
Carrier Global Corp.	20,687	1,419,542
Carvana Co.(a)	2,324	906,755
Caterpillar, Inc.	8,431	3,692,947
CBRE Group, Inc., Class A(a)	8,485	1,321,454
Cencora, Inc.	5,190	1,484,755
Charles Schwab Corp. (The)	28,605	2,795,567
Cheniere Energy, Inc.	5,230	1,233,652
Chevron Corp.	37,628	5,705,936
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Chipotle Mexican Grill, Inc.(a)	28,889	$1,238,760
Chubb Ltd.	7,105	1,890,214
Church & Dwight Co., Inc.	11,590	1,086,794
Cigna Group (The)	5,004	1,337,970
Cintas Corp.	7,447	1,657,330
Cisco Systems, Inc.	71,631	4,876,638
Citigroup, Inc.	33,775	3,164,717
Cloudflare, Inc., Class A(a)	6,664	1,383,980
CME Group, Inc., Class A	7,129	1,983,858
Coca-Cola Co. (The)	74,940	5,087,677
Cognizant Technology Solutions Corp., Class A	17,000	1,219,920
Coinbase Global, Inc., Class A(a)(b)	3,723	1,406,400
Colgate-Palmolive Co.	20,867	1,749,698
Comcast Corp., Class A	68,614	2,280,043
Conagra Brands, Inc.	50,585	923,682
ConocoPhillips	30,353	2,893,855
Consolidated Edison, Inc.	13,722	1,420,227
Constellation Energy Corp.	5,474	1,904,076
Copart, Inc.(a)	19,426	880,581
Corning, Inc.	24,954	1,578,091
Corteva, Inc.	17,862	1,288,386
Costco Wholesale Corp.	6,991	6,569,023
Coterra Energy, Inc.	44,594	1,087,648
CRH PLC	12,757	1,217,656
CrowdStrike Holdings, Inc., Class A(a)	4,380	1,991,017
Crown Castle, Inc.	10,549	1,108,594
CSX Corp.	49,462	1,757,879
Cummins, Inc.	4,343	1,596,574
CVS Health Corp.	23,895	1,483,879
Danaher Corp.	11,204	2,208,981
Deere & Co.	4,768	2,500,196
Devon Energy Corp.	39,505	1,312,356
Diamondback Energy, Inc.	11,767	1,749,282
Digital Realty Trust, Inc.	7,373	1,300,892
DoorDash, Inc., Class A(a)	6,976	1,745,744
Dover Corp.	8,534	1,545,849
DuPont de Nemours, Inc.	16,391	1,178,513
Eaton Corp. PLC	8,092	3,113,154
eBay, Inc.	13,405	1,229,909
Ecolab, Inc.	6,966	1,823,420
Edwards Lifesciences Corp.(a)	13,698	1,086,388
Elevance Health, Inc.	4,939	1,398,132
Eli Lilly and Co.	12,670	9,376,687
Emerson Electric Co.	14,536	2,115,133
EOG Resources, Inc.	15,985	1,918,520
Equifax, Inc.	3,646	875,879
Equinix, Inc., REIT	2,055	1,613,524
Equity Residential	16,909	1,068,649
Exelon Corp.	29,698	1,334,628
Experian PLC	28,684	1,514,472
Exxon Mobil Corp.	71,412	7,972,436
Fair Isaac Corp.(a)	479	688,189
Fastenal Co.	24,921	1,149,606
FedEx Corp.	3,879	866,918
Ferrovial SE	23,975	1,232,638
Fidelity National Information Services, Inc.	11,181	887,883
Fiserv, Inc.(a)	12,011	1,668,808
Ford Motor Co.	101,612	1,124,845
Fortinet, Inc.(a)	12,709	1,269,629
Freeport-McMoRan, Inc.	57,748	2,323,780
Gartner, Inc.(a)	2,586	875,749
	Shares	Value
United States-(continued)
GE HealthCare Technologies, Inc.	12,572	$896,635
GE Vernova, Inc.	4,789	3,162,129
General Electric Co.	18,199	4,933,385
General Mills, Inc.(b)	29,182	1,429,334
General Motors Co.	22,576	1,204,204
Gilead Sciences, Inc.	23,112	2,595,246
Goldman Sachs Group, Inc. (The)	5,407	3,912,451
GSK PLC	100,336	1,849,355
HCA Healthcare, Inc.	3,324	1,176,663
HEICO Corp., Class A	5,026	1,297,160
Hilton Worldwide Holdings, Inc.	7,125	1,910,070
Home Depot, Inc. (The)	16,983	6,241,422
Howmet Aerospace, Inc.	9,263	1,665,210
HP, Inc.	37,622	933,026
Illinois Tool Works, Inc.	6,072	1,554,250
Ingersoll Rand, Inc.	17,288	1,463,083
Intel Corp.	76,278	1,510,304
Intercontinental Exchange, Inc.	10,660	1,970,288
International Business Machines Corp.	15,309	3,875,473
Intuit, Inc.	4,981	3,910,733
Intuitive Surgical, Inc.(a)	6,050	2,910,594
IQVIA Holdings, Inc.(a)	7,550	1,403,243
Iron Mountain, Inc.	8,892	865,725
Johnson & Johnson	42,535	7,007,216
Johnson Controls International PLC	15,139	1,589,595
JPMorgan Chase & Co.	44,280	13,117,507
Kenvue, Inc.	47,284	1,013,769
Keurig Dr Pepper, Inc.	42,741	1,395,494
Kimberly-Clark Corp.	8,867	1,105,006
Kimco Realty Corp.	54,407	1,155,061
Kinder Morgan, Inc.	46,303	1,299,262
KKR & Co., Inc., Class A	12,487	1,830,344
KLA Corp.	2,841	2,497,324
Lam Research Corp.	28,604	2,712,803
Linde PLC	8,675	3,992,755
Lowe’s Cos., Inc.	9,359	2,092,392
Marriott International, Inc., Class A	6,204	1,636,801
Marsh & McLennan Cos., Inc.	10,936	2,178,451
Marvell Technology, Inc.	19,763	1,588,352
Mastercard, Inc., Class A	13,830	7,834,280
McDonald’s Corp.	12,993	3,898,810
McKesson Corp.	2,552	1,769,914
Medtronic PLC	23,874	2,154,390
Merck & Co., Inc.	45,549	3,558,288
Meta Platforms, Inc., Class A	34,608	26,767,212
MetLife, Inc.	13,600	1,032,920
Micron Technology, Inc.	19,901	2,171,995
Microsoft Corp.	110,445	58,922,407
MicroStrategy, Inc., Class A(a)	4,243	1,705,092
Mondelez International, Inc., Class A	33,105	2,141,562
Moody’s Corp.	3,853	1,987,108
Morgan Stanley	21,111	3,007,473
Motorola Solutions, Inc.	3,300	1,448,634
Nasdaq, Inc.	17,161	1,651,231
Netflix, Inc.(a)	6,891	7,989,425
Newmont Corp.	29,444	1,828,472
NextEra Energy, Inc.	35,292	2,507,850
NIKE, Inc., Class B	24,439	1,825,349
Norfolk Southern Corp.	5,371	1,493,138
Novartis AG	36,152	4,118,260
NVIDIA Corp.	379,065	67,424,292
ONEOK, Inc.	18,273	1,500,396
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Oracle Corp.	27,305	$6,929,190
O’Reilly Automotive, Inc.(a)	16,200	1,592,784
Otis Worldwide Corp.	14,260	1,221,939
PACCAR, Inc.	15,107	1,491,967
Palantir Technologies, Inc., Class A(a)	34,662	5,488,728
Palo Alto Networks, Inc.(a)(b)	12,477	2,166,007
Parker-Hannifin Corp.	3,010	2,203,019
Paychex, Inc.	7,806	1,126,640
PayPal Holdings, Inc.(a)	19,437	1,336,488
PepsiCo, Inc.	28,482	3,928,237
Pfizer, Inc.	113,675	2,647,491
PNC Financial Services Group, Inc. (The)	8,167	1,553,935
PPG Industries, Inc.	13,408	1,414,544
Procter & Gamble Co. (The)	40,433	6,083,954
Progressive Corp. (The)	9,743	2,358,196
Prologis, Inc., REIT	19,508	2,083,064
Prudential Financial, Inc.	10,866	1,125,500
Public Service Enterprise Group, Inc.	14,166	1,271,965
Public Storage	3,638	989,318
QUALCOMM, Inc.	20,799	3,052,461
Quanta Services, Inc.	3,429	1,392,620
Realty Income Corp., REIT	24,769	1,390,284
Regency Centers Corp.	17,027	1,215,728
Regeneron Pharmaceuticals, Inc.	2,341	1,276,922
Republic Services, Inc.	5,980	1,379,287
Robinhood Markets, Inc., Class A(a)	14,588	1,503,293
Roper Technologies, Inc.	2,379	1,309,402
Ross Stores, Inc.	6,903	942,536
Royal Caribbean Cruises Ltd.	5,232	1,663,096
S&P Global, Inc.	6,278	3,459,806
Salesforce, Inc.	17,163	4,433,718
Sanofi S.A.	25,654	2,309,740
Schlumberger N.V.	42,567	1,438,765
Sempra	17,236	1,407,836
ServiceNow, Inc.(a)	3,698	3,487,658
Sherwin-Williams Co. (The)	4,543	1,503,188
Simon Property Group, Inc.	8,912	1,459,696
Snowflake, Inc., Class A(a)	6,623	1,480,240
Starbucks Corp.	21,460	1,913,374
Stryker Corp.	5,961	2,341,064
Swiss Re AG	7,335	1,313,299
Synopsys, Inc.(a)	3,402	2,155,065
Sysco Corp.	15,860	1,262,456
Target Corp.	10,609	1,066,205
Tesla, Inc.(a)	45,303	13,965,556
Texas Instruments, Inc.	15,835	2,867,085
Thermo Fisher Scientific, Inc.	7,143	3,340,638
TJX Cos., Inc. (The)	18,824	2,344,153
T-Mobile US, Inc.	9,293	2,215,544
Trane Technologies PLC	4,910	2,150,973
	Shares	Value
United States-(continued)
TransDigm Group, Inc.	1,365	$2,195,548
Travelers Cos., Inc. (The)	4,805	1,250,453
Truist Financial Corp.	29,276	1,279,654
U.S. Bancorp	30,925	1,390,388
Uber Technologies, Inc.(a)	31,848	2,794,662
Union Pacific Corp.	11,515	2,555,985
United Parcel Service, Inc., Class B	12,808	1,103,537
United Rentals, Inc.	1,493	1,318,229
UnitedHealth Group, Inc.	14,846	3,704,968
Ventas, Inc.(b)	17,475	1,173,970
Verizon Communications, Inc.	77,125	3,297,865
Vertex Pharmaceuticals, Inc.(a)	4,497	2,054,544
VICI Properties, Inc.	34,408	1,121,701
Visa, Inc., Class A	28,594	9,878,369
W.W. Grainger, Inc.	1,000	1,039,540
Wabtec Corp.	5,421	1,041,103
Walmart, Inc.	72,686	7,121,774
Walt Disney Co. (The)	31,859	3,794,725
Waste Management, Inc.	8,691	1,991,630
Wells Fargo & Co.	53,111	4,282,340
Welltower, Inc., REIT	14,954	2,468,457
Weyerhaeuser Co.	37,195	931,735
Williams Cos., Inc. (The)	27,219	1,631,779
Willis Towers Watson PLC	3,529	1,114,493
Workday, Inc., Class A(a)	4,984	1,143,230
Yum! Brands, Inc.	7,752	1,117,451
Zoetis, Inc.	8,191	1,194,166
		868,845,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,141,274,633)		1,297,383,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.30%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,707,252	4,707,252
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,233,653	12,236,100
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,943,352)		16,943,352
TOTAL INVESTMENTS IN SECURITIES-101.14% (Cost $1,158,217,985)		1,314,326,689
OTHER ASSETS LESS LIABILITIES-(1.14)%		(14,796,242)
NET ASSETS-100.00%		$1,299,530,447
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $4,093,039, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,973,306	$29,558,421	$(31,531,727)	$-	$-	$-	$25,071
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,184,555	85,957,889	(82,435,192)	-	-	4,707,252	186,714 *
Invesco Private Prime Fund	5,474,506	159,895,500	(153,132,447)	-	(1,459)	12,236,100	504,706 *
Total	$8,632,367	$275,411,810	$(267,099,366)	$-	$(1,459)	$16,943,352	$716,491

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Austria-3.86%
Mondi PLC	130,284	$1,764,812
Brazil-6.22%
Dexco S.A.	121,395	122,511
Klabin S.A.	242,947	807,140
Suzano S.A.	205,253	1,911,913
		2,841,564
Canada-5.27%
Canfor Corp.(a)	17,425	171,156
Cascades, Inc.	22,288	145,572
Interfor Corp.(a)	15,150	136,537
Resolute Forest Products, Inc.(a)(b)	13,637	0
Stella-Jones, Inc.(c)	14,792	845,120
West Fraser Timber Co. Ltd.	15,932	1,106,960
		2,405,345
Chile-1.01%
Empresas CMPC S.A.	330,990	463,179
China-1.07%
Lee & Man Paper Manufacturing Ltd.	383,578	127,097
Nine Dragons Paper Holdings Ltd.(a)(c)	482,620	264,664
Shandong Sun Paper Industry JSC Ltd., A Shares	49,900	96,492
		488,253
Finland-11.27%
Huhtamaki OYJ	28,625	988,148
Metsa Board OYJ(c)	47,530	175,372
Stora Enso OYJ, Class R(c)	171,922	1,774,183
UPM-Kymmene OYJ	84,916	2,207,296
		5,144,999
India-1.20%
Aditya Birla Real Estate Ltd.	14,785	317,467
Century Plyboards (India) Ltd.	16,295	135,678
JK Paper Ltd.	22,741	92,804
		545,949
Indonesia-0.99%
PT Indah Kiat Pulp & Paper Tbk	723,341	297,967
PT Pabrik Kertas Tjiwi Kimia Tbk	411,278	153,095
		451,062
Japan-4.33%
Daio Paper Corp.(c)	24,799	138,436
Hokuetsu Corp.(c)	30,476	205,498
Nippon Paper Industries Co. Ltd.(c)	29,039	214,081
Oji Holdings Corp.	224,694	1,097,347
Rengo Co. Ltd.	55,752	324,016
		1,979,378
Norway-0.42%
Elopak ASA	39,604	192,865
Portugal-0.95%
Altri SGPS S.A.(c)	21,088	115,104
Navigator Co. S.A. (The)(c)	62,637	221,875
Semapa-Sociedade de Investimento e Gestao(c)	4,858	95,373
		432,352
Russia-0.00%
Segezha Group PJSC(a)(b)(d)	1,310,077	0
	Shares	Value
Saudi Arabia-0.38%
Middle East Paper Co.(a)	12,686	$94,088
Saudi Paper Manufacturing Co.	5,418	79,648
		173,736
South Africa-0.59%
Sappi Ltd.	178,019	271,785
Spain-0.25%
Ence Energia y Celulosa S.A.(c)	36,162	114,130
Sweden-7.87%
Billerud AB(c)	66,144	563,305
Holmen AB, Class B(c)	22,492	838,474
Svenska Cellulosa AB S.C.A., Class B(c)	174,144	2,190,557
		3,592,336
Switzerland-3.20%
SIG Group AG(a)(c)	90,260	1,460,657
Taiwan-0.91%
Cheng Loong Corp.	213,000	129,854
Chung Hwa Pulp Corp.(a)	111,000	45,300
YFY, Inc.	294,000	238,854
		414,008
Thailand-0.47%
SCG Packaging PCL, NVDR	379,100	216,009
United States-49.69%
Amcor PLC	259,797	2,429,102
Avery Dennison Corp.	13,136	2,203,827
Graphic Packaging Holding Co.(c)	89,053	1,991,225
International Paper Co.	48,297	2,257,402
Louisiana-Pacific Corp.	18,499	1,672,495
Magnera Corp.(a)(c)	9,418	117,254
Packaging Corp. of America	12,474	2,416,836
PotlatchDeltic Corp.	22,102	903,751
Rayonier, Inc.(c)	43,747	1,019,743
Sealed Air Corp.	43,022	1,259,254
Smurfit WestRock PLC	52,585	2,333,722
Sonoco Products Co.	29,101	1,311,582
Sylvamo Corp.	10,189	469,407
Weyerhaeuser Co.	92,151	2,308,382
		22,693,982
Total Common Stocks & Other Equity Interests (Cost $47,573,856)		45,646,401
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $59,665)	59,665	59,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $47,633,521)		45,706,066
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.57%
Invesco Private Government Fund, 4.32%(e)(f)(g)	2,480,129	2,480,129
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	6,456,562	$6,457,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,938,080)		8,937,982
TOTAL INVESTMENTS IN SECURITIES-119.65% (Cost $56,571,601)		54,644,048
OTHER ASSETS LESS LIABILITIES-(19.65)%		(8,973,007)
NET ASSETS-100.00%		$45,671,041

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704	$4,443,638	$(4,384,677)	$-	$-	$59,665	$2,026
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,371	21,944,283	(21,832,525)	-	-	2,480,129	96,552 *
Invesco Private Prime Fund	6,192,193	46,437,425	(46,170,720)	1	(1,046)	6,457,853	258,357 *
Total	$8,561,268	$72,825,346	$(72,387,922)	$1	$(1,046)	$8,997,647	$356,935

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Australia-2.71%
Centuria Office REIT	7,661	$6,248
Cromwell Property Group	32,797	8,737
Growthpoint Properties Australia Ltd.	5,149	8,097
Vicinity Ltd.	74,714	117,857
		140,939
Austria-0.37%
CA Immobilien Anlagen AG	715	19,098
Brazil-0.53%
ALLOS S.A.	7,319	27,859
Canada-1.69%
First Capital REIT(a)	2,004	26,946
RioCan REIT(a)	2,775	35,426
SmartCentres REIT(a)	1,393	25,592
		87,964
China-0.25%
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	10,600	12,806
Finland-0.13%
Citycon OYJ	1,601	6,907
France-11.29%
Carmila S.A.	1,083	21,340
Covivio S.A.	1,078	69,997
Gecina S.A.(b)	886	87,325
Klepierre S.A.	4,144	158,649
Mercialys S.A.	1,821	22,581
Unibail-Rodamco-Westfield	2,345	227,990
		587,882
Hong Kong-3.63%
Fortune REIT	29,564	19,001
Hang Lung Group Ltd.	15,729	28,416
Hang Lung Properties Ltd.	36,900	38,002
Henderson Land Development Co. Ltd.	28,029	98,081
Yuexiu REIT	50,253	5,694
		189,194
India-2.43%
Brookfield India Real Estate Trust(c)	5,894	21,146
Embassy Office Parks REIT	16,413	74,002
Max Estates Ltd.(b)	1,098	6,062
Mindspace Business Parks REIT(c)	4,122	19,421
Nesco Ltd.	393	6,162
		126,793
Japan-23.85%
Activia Properties, Inc.	40	34,243
AEON REIT Investment Corp.(a)	33	28,192
CRE Logistics REIT, Inc.	11	10,914
Daiwa House REIT Investment Corp.	44	73,731
Daiwa Office Investment Corp.	10	23,280
Frontier Real Estate Investment Corp.	49	28,006
Fukuoka REIT Corp.(a)	14	16,794
Global One Real Estate Investment Corp.	19	18,001
GLP J-Reit	88	77,271
Hulic Reit, Inc.	25	27,314
Isetan Mitsukoshi Holdings Ltd.(a)	6,236	88,309
Japan Excellent, Inc.	23	21,322
Japan Logistics Fund, Inc.(a)	48	29,855
Japan Metropolitan Fund Investment Corp.	139	101,303
Japan Prime Realty Investment Corp.	65	42,788
	Shares	Value
Japan-(continued)
Japan Real Estate Investment Corp.	123	$99,968
LaSalle Logiport REIT	35	33,380
Mirai Corp.	37	11,275
Mitsubishi Estate Logistics REIT Investment Corp.	28	22,358
Mori Hills REIT Investment Corp.(a)	28	25,356
Nippon Building Fund, Inc.	148	136,040
Nippon Prologis REIT, Inc.	131	70,839
Nomura Real Estate Master Fund, Inc.	76	80,204
NTT UD REIT Investment Corp.	27	23,306
ORIX JREIT, Inc.	51	66,804
Sekisui House Reit, Inc.	80	41,644
SOSiLA Logistics REIT, Inc.	13	10,131
		1,242,628
Mauritius Island-0.19%
Lighthouse Properties PLC	21,489	9,655
Mexico-2.96%
Fibra Uno Administracion S.A. de C.V.	55,060	78,576
Prologis Property Mexico S.A. de C.V.	20,110	75,736
		154,312
Netherlands-0.79%
Eurocommercial Properties N.V.	841	25,745
Wereldhave N.V.	761	15,622
		41,367
Romania-1.62%
NEPI Rockcastle N.V.(b)	10,968	84,464
Singapore-11.22%
CapitaLand Ascendas REIT	72,050	154,393
CapitaLand India Trust(a)	16,894	15,471
CapitaLand Integrated Commercial Trust	112,708	190,457
City Developments Ltd.	9,611	45,537
Frasers Centrepoint Trust	26,004	44,381
Frasers Logistics & Commercial Trust(a)(c)	54,287	36,693
Keppel REIT	52,321	38,218
Lendlease Global Commercial REIT	33,080	13,977
Mapletree Pan Asia Commercial Trust(a)	45,697	45,318
		584,445
South Africa-0.67%
Redefine Properties Ltd.	131,644	35,097
Spain-3.06%
Inmobiliaria Colonial SOCIMI S.A.	6,049	40,177
Merlin Properties SOCIMI S.A.	7,597	105,497
Neinor Homes S.A.(b)(c)	691	13,470
		159,144
Sweden-1.14%
Atrium Ljungberg AB	5,037	16,341
Fabege AB(a)	4,152	34,879
Platzer Fastigheter Holding AB, Class B	1,137	8,127
		59,347
Switzerland-4.10%
Swiss Prime Site AG	1,545	213,740
United Kingdom-3.51%
Berkeley Group Holdings PLC (The)	1,913	92,188
Crest Nicholson Holdings PLC(a)	4,465	10,769
Tritax Big Box REIT PLC	42,966	80,085
		183,042
United States-23.59%
Alexandria Real Estate Equities, Inc.	3,000	229,290
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
American Assets Trust, Inc.	950	$18,079
Beazer Homes USA, Inc.(b)	578	13,583
Brandywine Realty Trust(a)	3,364	13,456
BXP, Inc.(a)	2,896	189,485
Cousins Properties, Inc.	3,233	87,614
Douglas Emmett, Inc.(a)	3,232	48,997
Elme Communities	1,700	25,636
Empire State Realty Trust, Inc., Class A	2,745	19,874
Highwoods Properties, Inc.(a)	2,082	60,399
JBG SMITH Properties, (Acquired 04/20/2021 - 05/30/2025; Cost $39,500)(a)(d)	1,585	33,570
KB Home	1,385	76,535
Kilroy Realty Corp.(a)	2,162	79,691
Meritage Homes Corp.(a)	1,382	93,064
Paramount Group, Inc.(a)(b)	3,598	22,020
Piedmont Realty Trust, Inc., Class A	2,416	18,265
SL Green Realty Corp.(a)	1,367	78,261
Vornado Realty Trust	3,143	120,754
		1,228,573
Total Common Stocks & Other Equity Interests (Cost $6,220,196)		5,195,256
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $3,503)	3,503	3,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $6,223,699)		5,198,759
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.72%
Invesco Private Government Fund, 4.32%(e)(f)(g)	197,905	$197,905
Invesco Private Prime Fund, 4.46%(e)(f)(g)	516,543	516,646
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $714,551)		714,551
TOTAL INVESTMENTS IN SECURITIES-113.52% (Cost $6,938,250)		5,913,310
OTHER ASSETS LESS LIABILITIES-(13.52)%		(704,160)
NET ASSETS-100.00%		$5,209,150

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $90,730, which represented 1.74% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$331,404	$(327,901)	$-	$-	$3,503	$182
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$263,099	$3,294,179	$(3,359,373)	$-	$-	$197,905	$9,227 *
Invesco Private Prime Fund	686,794	7,053,687	(7,223,762)	8	(81)	516,646	24,835 *
Total	$949,893	$10,679,270	$(10,911,036)	$8	$(81)	$718,054	$34,244

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-5.58%
AGL Energy Ltd.	93,525	$583,945
Ampol Ltd.(a)	42,052	736,604
ANZ Group Holdings Ltd.	242,682	4,771,164
APA Group(a)	97,593	525,873
Aristocrat Leisure Ltd.	20,764	931,484
ASX Ltd.	4,856	218,072
Aurizon Holdings Ltd.	261,626	544,105
Bank of Queensland Ltd.	48,423	236,349
Bendigo & Adelaide Bank Ltd.	51,763	406,282
BHP Group Ltd.	587,935	14,876,167
BlueScope Steel Ltd.	77,649	1,179,381
Brambles Ltd.	87,811	1,345,969
Coles Group Ltd.	102,012	1,360,721
Commonwealth Bank of Australia	70,168	7,981,019
Computershare Ltd.	23,634	637,401
Coronado Global Resources, Inc., CDI(a)(b)	39,104	4,849
CSL Ltd.	15,907	2,756,799
Dexus	125,560	567,913
Downer EDI Ltd.	40,034	176,865
Dyno Nobel Ltd.	239,827	451,829
EBOS Group Ltd.	3,768	90,991
Endeavour Group Ltd.(a)	185,696	487,188
Evolution Mining Ltd.	92,445	419,162
Fortescue Ltd.	235,286	2,667,059
Glencore PLC(c)	2,538,937	10,210,420
Goodman Group	47,182	1,056,887
GPT Group (The)	196,552	641,485
Insurance Australia Group Ltd.	181,078	1,018,365
James Hardie Industries PLC, CDI(c)	16,583	436,074
JB Hi-Fi Ltd.	10,430	744,233
Lendlease Corp. Ltd.	84,714	285,256
Macquarie Group Ltd.	21,484	2,980,777
Medibank Pvt. Ltd.	236,198	773,432
Metcash Ltd.(a)	159,588	399,156
Mineral Resources Ltd.(c)	18,482	334,449
Mirvac Group	455,148	654,262
National Australia Bank Ltd.	170,924	4,249,683
Northern Star Resources Ltd.	58,119	578,510
Orica Ltd.	37,169	508,530
Origin Energy Ltd.	155,700	1,166,470
Orora Ltd.	87,998	117,011
Qantas Airways Ltd.	44,194	307,073
QBE Insurance Group Ltd.	108,484	1,612,281
Ramsay Health Care Ltd.	19,088	473,400
Rio Tinto Ltd.	51,505	3,669,771
Rio Tinto PLC	175,802	10,492,082
Santos Ltd.	387,104	1,951,502
Scentre Group	447,138	1,072,107
Sonic Healthcare Ltd.	46,829	828,491
South32 Ltd.	778,270	1,458,115
Stockland	264,031	937,814
Suncorp Group Ltd.	81,341	1,092,394
Telstra Group Ltd.	450,770	1,439,323
Transurban Group	154,236	1,367,511
Treasury Wine Estates Ltd.	56,463	273,544
Vicinity Ltd.	405,754	640,053
Viva Energy Group Ltd.(b)	228,756	306,699
Washington H Soul Pattinson & Co. Ltd.(a)	6,529	169,941
Wesfarmers Ltd.	52,665	2,886,131
Westpac Banking Corp.	238,770	5,164,704
Whitehaven Coal Ltd.(a)	160,823	660,815
	Shares	Value
Australia-(continued)
Woodside Energy Group Ltd.	249,213	$4,225,156
Woolworths Group Ltd.	87,094	1,761,546
Worley Ltd.	62,281	531,006
		113,433,650
Austria-0.45%
ams-OSRAM AG(c)	33,836	446,096
ANDRITZ AG	2,961	206,664
BAWAG Group AG(b)(c)	9,022	1,141,988
Erste Group Bank AG	31,497	2,888,667
Mondi PLC	76,075	1,030,503
OMV AG	29,749	1,519,517
Raiffeisen Bank International AG	24,229	701,653
voestalpine AG	25,035	691,250
Wienerberger AG	13,479	453,175
		9,079,513
Belgium-0.67%
Ackermans & van Haaren N.V.	841	206,900
Ageas S.A./N.V.	19,342	1,318,968
Anheuser-Busch InBev S.A./N.V.	78,797	4,543,552
Cofinimmo S.A.	2,177	189,524
Colruyt Group N.V	3,651	156,417
Elia Group S.A./N.V.	1,570	181,668
Groupe Bruxelles Lambert N.V.	4,660	390,720
KBC Group N.V.	28,498	2,981,183
Proximus SADP	45,843	382,016
Syensqo S.A.	8,900	707,448
UCB S.A.	7,103	1,530,596
Umicore S.A.	59,056	936,048
		13,525,040
Brazil-0.08%
Yara International ASA	41,125	1,526,957
Canada-9.20%
Agnico Eagle Mines Ltd.	22,173	2,758,654
Air Canada(c)	12,210	170,448
Algonquin Power & Utilities Corp.(a)	132,079	780,504
Alimentation Couche-Tard, Inc.	64,715	3,370,207
Allied Properties REIT(a)	14,117	176,648
AltaGas Ltd.	34,719	1,027,344
ARC Resources Ltd.	49,235	963,297
ATCO Ltd., Class I	7,135	258,967
AtkinsRealis Group, Inc.	10,664	756,750
B2Gold Corp.	176,173	593,806
Bank of Montreal(a)	62,616	6,926,687
Bank of Nova Scotia (The)	161,811	9,022,466
Barrick Mining Corp.	187,964	3,976,671
BCE, Inc.(a)	64,199	1,500,786
Bombardier, Inc., Class B(c)	6,803	795,024
Brookfield Corp.	114,836	7,708,892
Brookfield Renewable Corp.	6,011	220,301
CAE, Inc.(c)	17,249	492,936
Cameco Corp.	3,635	273,516
Canadian Apartment Properties REIT(a)	15,875	508,096
Canadian Imperial Bank of Commerce	92,858	6,651,280
Canadian National Railway Co.	27,373	2,561,585
Canadian Natural Resources Ltd.(a)	205,718	6,526,195
Canadian Pacific Kansas City Ltd.(a)	32,986	2,431,213
Canadian Tire Corp. Ltd., Class A(a)	9,770	1,311,429
Capital Power Corp.	12,875	540,870
CCL Industries, Inc., Class B	4,946	277,073
Celestica, Inc.(c)	7,476	1,497,904
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Cenovus Energy, Inc.	185,464	$2,829,146
CGI, Inc., Class A	11,180	1,080,196
CI Financial Corp.	12,564	290,166
Constellation Software, Inc.	211	729,550
Dollarama, Inc.	4,395	602,022
Element Fleet Management Corp.	20,111	524,249
Emera, Inc.	30,376	1,429,433
Empire Co. Ltd., Class A	12,118	483,651
Enbridge, Inc.(a)	227,179	10,311,007
Fairfax Financial Holdings Ltd.	1,740	3,084,389
Finning International, Inc.	17,248	753,271
First Capital REIT(a)	12,281	165,132
Fortis, Inc.	47,214	2,315,366
Franco-Nevada Corp.	4,754	758,962
George Weston Ltd.	5,718	1,088,924
Gibson Energy, Inc.(a)	12,392	223,899
Gildan Activewear, Inc.	10,508	531,955
Great-West Lifeco, Inc.	27,947	1,051,739
H&R REIT(a)	26,196	219,603
Hydro One Ltd.(b)	23,011	815,550
iA Financial Corp., Inc.	9,003	883,206
Imperial Oil Ltd.	19,055	1,592,293
Intact Financial Corp.	8,447	1,749,825
Keyera Corp.	22,970	722,719
Kinross Gold Corp.	108,643	1,742,154
Linamar Corp.	5,531	268,039
Loblaw Cos. Ltd.	12,290	1,991,841
Magna International, Inc.	76,619	3,148,885
Manulife Financial Corp.	179,893	5,578,108
MEG Energy Corp.	32,162	635,307
Methanex Corp.	9,093	304,646
Metro, Inc.	20,149	1,544,094
National Bank of Canada	25,708	2,680,043
Northland Power, Inc.(a)	30,734	503,286
Nutrien Ltd.(a)	92,844	5,520,744
Onex Corp.	5,536	451,353
Open Text Corp.	23,198	684,253
Pan American Silver Corp.	8,982	243,171
Parkland Corp.	22,180	627,435
Pembina Pipeline Corp.	56,669	2,110,921
Power Corp. of Canada	76,644	3,095,585
Quebecor, Inc., Class B	7,779	219,323
RB Global, Inc.	2,330	252,844
Restaurant Brands International, Inc.	13,088	890,046
RioCan REIT(a)	38,951	497,259
Rogers Communications, Inc., Class B	29,574	989,971
Royal Bank of Canada	106,820	13,736,594
Saputo, Inc.	30,506	641,210
Shopify, Inc., Class A(c)	8,172	1,001,115
SmartCentres REIT(a)	8,524	156,602
South Bow Corp.	12,204	321,221
SSR Mining, Inc.(c)	35,550	425,556
Stantec, Inc.	1,809	198,178
Sun Life Financial, Inc.	49,900	3,049,114
Suncor Energy, Inc.	190,485	7,529,569
TC Energy Corp.	96,271	4,606,914
Teck Resources Ltd., Class B	55,928	1,817,544
TELUS Corp.	63,478	1,024,794
TFI International, Inc.	5,105	444,941
Thomson Reuters Corp.(a)	4,210	846,781
TMX Group Ltd.	6,609	269,322
Toromont Industries Ltd.	3,855	391,732
	Shares	Value
Canada-(continued)
Toronto-Dominion Bank (The)	170,604	$12,453,333
Tourmaline Oil Corp.(a)	28,943	1,234,508
Vermilion Energy, Inc.(a)	47,156	387,808
West Fraser Timber Co. Ltd.	14,857	1,032,269
Wheaton Precious Metals Corp.(a)	11,454	1,049,836
Whitecap Resources, Inc.(a)	141,084	1,067,403
WSP Global, Inc.	4,460	920,356
		186,901,810
Chile-0.07%
Antofagasta PLC(a)	27,104	669,796
Lundin Mining Corp.	67,533	691,180
		1,360,976
China-0.24%
BeOne Medicines Ltd.(c)	6,900	156,868
BOC Hong Kong (Holdings) Ltd.	155,692	699,097
China Gas Holdings Ltd.(a)	274,800	288,650
GCL Technology Holdings Ltd.(a)(c)	1,550,000	229,658
JOYY, Inc., ADR	6,661	334,382
Kingboard Holdings Ltd.	47,500	170,151
Lenovo Group Ltd.	914,369	1,172,450
Sino Biopharmaceutical Ltd.	467,000	447,247
SITC International Holdings Co. Ltd.	205,937	665,848
Wilmar International Ltd.(a)	212,995	482,474
Xinyi Glass Holdings Ltd.(a)	159,078	163,976
		4,810,801
Colombia-0.01%
Parex Resources, Inc.	20,258	240,889
Denmark-0.88%
A.P. Moller - Maersk A/S, Class B(a)	2,619	5,188,480
Carlsberg A/S, Class B	7,350	919,242
Coloplast A/S, Class B	4,111	376,670
Danske Bank A/S	54,156	2,155,335
DSV A/S	9,047	2,033,796
Genmab A/S(c)	2,421	522,906
ISS A/S	20,337	586,489
Jyske Bank A/S	2,104	211,903
Novo Nordisk A/S, Class B	55,752	2,601,226
Novonesis (Novozymes) B, Class B	5,048	327,640
Orsted A/S(a)(b)(c)	17,123	809,620
Pandora A/S	2,951	488,759
Rockwool A/S	4,822	211,980
Tryg A/S	22,605	547,024
Vestas Wind Systems A/S	49,793	912,039
		17,893,109
Finland-1.20%
Elisa OYJ	12,063	622,497
Fortum OYJ(a)	85,465	1,572,522
Huhtamaki OYJ	7,716	266,360
Kesko OYJ, Class B	32,860	716,785
Kone OYJ, Class B	21,785	1,341,711
Konecranes OYJ	3,089	258,169
Mandatum OYJ	38,701	263,284
Metso OYJ(a)	35,119	442,365
Neste OYJ	104,190	1,649,221
Nokia OYJ	802,536	3,280,216
Nordea Bank Abp	412,199	6,032,379
Orion OYJ, Class B	6,883	552,662
Outokumpu OYJ(a)	119,752	451,915
Sampo OYJ	183,331	1,973,595
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Finland-(continued)
Stora Enso OYJ, Class R(a)	117,860	$1,216,279
TietoEVRY OYJ(a)	17,459	301,420
UPM-Kymmene OYJ	73,197	1,902,674
Valmet OYJ(a)	16,940	613,021
Wartsila OYJ Abp	31,812	881,496
		24,338,571
France-8.13%
Accor S.A.	9,704	493,281
Air France-KLM(c)	30,101	396,221
Air Liquide S.A.	26,918	5,311,303
Airbus SE	22,055	4,447,290
Alstom S.A.(a)(c)	69,080	1,625,121
Amundi S.A.(b)	6,986	517,785
Arkema S.A.	11,871	809,615
AXA S.A.	183,965	8,961,266
Ayvens S.A.(b)	22,094	238,108
BNP Paribas S.A.	159,170	14,555,455
Bollore SE	67,717	391,743
Bouygues S.A.	39,505	1,631,456
Bureau Veritas S.A.	15,177	468,765
Capgemini SE	10,522	1,571,077
Carrefour S.A.	157,603	2,265,243
Cie de Saint-Gobain S.A.	49,177	5,658,008
Cie Generale des Etablissements Michelin S.C.A.	94,842	3,384,053
Clariane SE(c)	52,471	272,845
Covivio S.A.	8,066	523,741
Credit Agricole S.A.	175,349	3,236,691
Danone S.A.	53,572	4,397,039
Dassault Systemes SE	15,363	506,176
Edenred SE	3,687	105,603
Eiffage S.A.	13,180	1,774,418
Elis S.A.	18,526	512,263
Emeis S.A.(c)	19,230	299,966
ENGIE S.A.	268,913	6,062,437
EssilorLuxottica S.A.	13,195	3,935,113
Eurazeo SE	5,971	351,406
Forvia SE(c)	99,921	1,274,050
Gecina S.A.(c)	6,586	649,124
Getlink SE	8,528	155,117
Hermes International S.C.A.	327	802,023
Kering S.A.	7,151	1,761,051
Klepierre S.A.	23,789	910,739
Legrand S.A.	13,549	2,007,156
L’Oreal S.A.	8,692	3,857,359
Louis Hachette Group	62,380	116,575
LVMH Moet Hennessy Louis Vuitton SE	9,365	5,042,004
Nexans S.A.	1,689	243,456
Orange S.A.	376,953	5,750,697
Pernod Ricard S.A.	15,402	1,587,493
Publicis Groupe S.A.(a)	15,505	1,421,034
Renault S.A.(a)	55,641	2,064,806
Rexel S.A.	44,050	1,335,296
Rubis S.C.A.	8,540	271,221
Safran S.A.	10,022	3,314,471
Schneider Electric SE	22,590	5,863,307
SCOR SE	22,504	735,267
SEB S.A.	3,535	258,980
Societe Generale S.A.	159,332	10,199,792
Sodexo S.A.	10,227	610,021
Sopra Steria Group	645	139,384
SPIE S.A.	11,086	654,343
	Shares	Value
France-(continued)
STMicroelectronics N.V.	57,265	$1,461,617
Technip Energies N.V.	8,860	383,710
Teleperformance SE	6,640	649,242
Thales S.A.	5,398	1,456,292
TotalEnergies SE	384,590	22,936,981
Ubisoft Entertainment S.A.(c)	9,892	104,632
Unibail-Rodamco-Westfield	15,541	1,510,958
Valeo SE	115,357	1,258,708
Veolia Environnement S.A.	82,717	2,811,434
Vinci S.A.	45,304	6,311,604
Vivendi SE	41,736	158,677
Wendel SE	1,755	164,936
Worldline S.A.(a)(b)(c)	73,545	268,709
		165,205,754
Germany-9.46%
adidas AG	9,640	1,847,893
Allianz SE	35,450	14,050,191
Aroundtown S.A.(a)(c)	146,638	530,343
Aurubis AG	8,054	805,702
BASF SE	180,196	8,857,228
Bayer AG	316,135	9,861,221
Bayerische Motoren Werke AG	86,359	8,241,313
Beiersdorf AG	3,347	417,127
BioNTech SE, ADR(a)(c)	14,323	1,539,723
Brenntag SE	14,399	895,925
Commerzbank AG	123,020	4,499,201
Continental AG	27,286	2,337,358
Daimler Truck Holding AG	67,011	3,269,340
Deutsche Bank AG	321,766	10,628,973
Deutsche Boerse AG	6,139	1,781,765
Deutsche Lufthansa AG	145,667	1,252,738
Deutsche Post AG	143,900	6,466,475
Deutsche Telekom AG	357,086	12,844,819
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	4,817	244,970
E.ON SE	281,750	5,155,126
Evonik Industries AG	51,461	1,024,917
Freenet AG	13,763	447,684
Fresenius Medical Care AG	34,499	1,754,977
Fresenius SE & Co. KGaA	70,308	3,365,702
FUCHS SE, Preference Shares(a)	7,499	344,164
GEA Group AG	11,869	855,057
Hannover Rueck SE	3,955	1,203,246
Hapag-Lloyd AG(b)	961	139,120
Heidelberg Materials AG	17,417	4,029,807
HelloFresh SE(c)	12,122	127,930
Henkel AG & Co. KGaA, Preference Shares(a)	23,642	1,827,181
HOCHTIEF AG	2,169	473,999
HUGO BOSS AG(a)	2,555	119,344
Infineon Technologies AG	63,909	2,517,918
K+S AG	51,427	780,260
KION Group AG	12,897	795,170
Knorr-Bremse AG	5,815	582,073
LANXESS AG	27,150	747,781
LEG Immobilien SE	8,285	659,541
Mercedes-Benz Group AG	195,704	11,113,347
Merck KGaA	8,130	1,019,107
MTU Aero Engines AG	1,956	846,215
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	10,527	6,911,955
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Porsche Automobil Holding SE, Preference Shares	24,467	$984,844
ProSiebenSat.1 Media SE	30,371	277,647
Puma SE	12,627	267,699
Rheinmetall AG	1,115	2,213,621
RWE AG	82,284	3,385,631
SAP SE	32,179	9,228,787
Schaeffler AG	35,870	207,994
Siemens AG	48,747	12,452,477
Siemens Energy AG, Class A(c)	60,106	6,979,430
Siemens Healthineers AG(b)	14,446	780,384
Symrise AG	5,712	519,298
TAG Immobilien AG	12,585	202,936
Talanx AG	6,519	866,612
thyssenkrupp AG	197,871	2,297,113
Traton SE	5,703	195,678
TUI AG(c)	55,980	506,538
United Internet AG	6,830	196,343
Volkswagen AG, Preference Shares(a)	97,100	10,183,151
Vonovia SE	76,646	2,385,737
Wacker Chemie AG(a)	1,607	119,962
Zalando SE(b)(c)	21,031	615,024
		192,080,832
Guatemala-0.01%
Millicom International Cellular S.A.(a)	7,091	284,704
Hong Kong-1.43%
AIA Group Ltd.	810,507	7,557,307
CK Asset Holdings Ltd.	230,738	1,057,288
CK Hutchison Holdings Ltd.	295,417	1,922,870
CLP Holdings Ltd.	121,506	1,054,645
Hang Lung Group Ltd.	19,000	34,326
Hang Seng Bank Ltd.	56,322	820,426
Henderson Land Development Co. Ltd.	158,867	555,920
HKT Trust & HKT Ltd.	171,000	269,253
Hong Kong & China Gas Co. Ltd. (The)	702,425	626,959
Hong Kong Exchanges & Clearing Ltd.	29,478	1,595,314
Hongkong Land Holdings Ltd.	83,598	504,993
Jardine Matheson Holdings Ltd.	10,974	595,904
Kerry Properties Ltd.	53,000	141,516
Link REIT	309,476	1,724,325
MTR Corp. Ltd.	135,090	485,955
New World Development Co. Ltd.(a)(c)	623,075	510,227
Orient Overseas International Ltd.(a)	16,262	292,591
Pacific Basin Shipping Ltd.(a)	514,000	148,523
Power Assets Holdings Ltd.	30,798	202,777
Prudential PLC	257,032	3,267,424
Sino Land Co. Ltd.	176,000	202,875
Sun Hung Kai Properties Ltd.	158,926	1,887,639
Swire Pacific Ltd., Class A(a)	58,565	529,389
Swire Properties Ltd.	92,200	247,116
Techtronic Industries Co. Ltd.	83,334	996,479
WH Group Ltd.	1,248,300	1,249,721
Wharf Real Estate Investment Co. Ltd.	143,481	455,525
Yue Yuen Industrial Holdings Ltd.	109,000	170,484
		29,107,771
Indonesia-0.00%
Golden Agri-Resources Ltd.	72,866	14,275
Ireland-0.26%
AerCap Holdings N.V.	6,292	674,817
AIB Group PLC	139,421	1,103,073
	Shares	Value
Ireland-(continued)
Bank of Ireland Group PLC	92,059	$1,238,134
Flutter Entertainment PLC(a)(c)	2,024	611,774
Glanbia PLC(a)	14,275	208,023
Kerry Group PLC, Class A	10,053	931,323
Kingspan Group PLC	7,026	584,813
		5,351,957
Israel-0.44%
Bank Hapoalim B.M.	84,156	1,580,417
Bank Leumi le-Israel B.M.	97,514	1,806,442
Check Point Software Technologies Ltd.(c)	1,728	321,754
ICL Group Ltd.	95,756	597,395
Israel Discount Bank Ltd., Class A	96,288	922,156
Mizrahi Tefahot Bank Ltd.	11,000	680,474
Nice Ltd.(c)	2,336	365,192
Oil Refineries Ltd.	109,625	28,719
Teva Pharmaceutical Industries Ltd., ADR(c)	103,592	1,600,496
Tower Semiconductor Ltd.(c)	4,133	192,050
ZIM Integrated Shipping Services Ltd.(a)	48,319	765,856
		8,860,951
Italy-3.46%
A2A S.p.A.	262,439	641,377
Assicurazioni Generali S.p.A.	127,665	4,776,630
Azimut Holding S.p.A.	5,866	199,986
Banca Monte dei Paschi di Siena S.p.A.(a)	99,660	850,939
Banca Popolare di Sondrio S.p.A.	20,608	283,017
Banco BPM S.p.A.(a)	155,228	1,985,460
BPER Banca S.p.A.	126,947	1,252,893
Coca-Cola HBC AG(c)	14,125	735,609
Enel S.p.A.	1,198,429	10,599,125
Eni S.p.A.	531,366	9,095,636
Ferrari N.V.	1,406	618,352
FinecoBank Banca Fineco S.p.A.	24,222	517,298
Hera S.p.A.	119,306	512,005
Intesa Sanpaolo S.p.A.	1,833,970	11,082,600
Italgas S.p.A.	37,125	308,944
Iveco Group N.V.	45,719	947,780
Leonardo S.p.A.	35,405	1,914,044
Mediobanca Banca di Credito Finanziario S.p.A.	59,124	1,305,517
Moncler S.p.A.	6,232	333,345
Nexi S.p.A.(b)	82,280	471,218
Pirelli & C. S.p.A.(b)	36,929	249,683
Poste Italiane S.p.A.(b)	51,668	1,119,561
Prysmian S.p.A.	17,497	1,401,474
Ryanair Holdings PLC	21,127	623,015
Snam S.p.A.	201,517	1,171,274
Telecom Italia S.p.A.(a)(c)	6,956,935	3,206,325
Terna S.p.A.	96,441	935,898
UniCredit S.p.A.	166,616	12,294,569
Unipol Assicurazioni S.p.A.	46,155	928,482
		70,362,056
Ivory Coast-0.01%
Endeavour Mining PLC	8,945	269,149
Japan-22.05%
Advantest Corp.	14,421	960,928
AEON Co. Ltd.	60,827	1,946,926
AGC, Inc.(a)	43,791	1,320,547
Air Water, Inc.	15,242	225,622
Aisin Corp.(a)	124,409	1,722,819
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Ajinomoto Co., Inc.	57,292	$1,518,814
Alfresa Holdings Corp.	14,042	204,247
Alps Alpine Co. Ltd.	29,118	309,110
Amada Co. Ltd.	42,014	474,707
ANA Holdings, Inc.	28,497	529,478
Aozora Bank Ltd.	14,760	216,989
Asahi Group Holdings Ltd.	187,461	2,382,965
Asahi Kasei Corp.	186,809	1,302,406
Astellas Pharma, Inc.	241,099	2,504,931
Bandai Namco Holdings, Inc.	38,741	1,255,304
Bridgestone Corp.	78,807	3,194,219
Brother Industries Ltd.	42,687	727,828
Canon, Inc.(a)	107,850	3,069,433
Central Japan Railway Co.	97,713	2,282,520
Chiba Bank Ltd. (The)(a)	62,680	585,406
Chubu Electric Power Co., Inc.	109,752	1,345,069
Chugai Pharmaceutical Co. Ltd.	22,017	1,057,567
Chugoku Electric Power Co., Inc. (The)	78,956	430,771
Coca-Cola Bottlers Japan Holdings, Inc.	26,009	398,493
COMSYS Holdings Corp.	10,676	245,242
Concordia Financial Group Ltd.	109,230	725,798
Cosmo Energy Holdings Co. Ltd.	16,446	731,396
Credit Saison Co. Ltd.	12,062	318,883
CyberAgent, Inc.	21,339	214,151
Dai Nippon Printing Co. Ltd.	58,299	899,593
Daicel Corp.	34,227	295,020
Daifuku Co. Ltd.	18,018	457,072
Dai-ichi Life Holdings, Inc.	381,248	3,022,617
Daiichi Sankyo Co. Ltd.	71,280	1,752,180
Daikin Industries Ltd.	24,212	2,983,040
Daito Trust Construction Co. Ltd.	7,389	758,002
Daiwa House Industry Co. Ltd.	71,353	2,363,777
Daiwa House REIT Investment Corp.	107	179,301
Daiwa Securities Group, Inc.	141,879	989,743
Daiwabo Holdings Co. Ltd.	6,710	123,644
Denka Co. Ltd.	12,720	179,720
Denso Corp.	296,249	4,027,482
Dentsu Group, Inc.(a)	27,946	552,229
DIC Corp.	8,654	171,164
Disco Corp.	1,650	488,607
Dowa Holdings Co. Ltd.	5,810	190,123
East Japan Railway Co.	108,137	2,322,526
Ebara Corp.	34,008	622,273
Eisai Co. Ltd.	36,693	1,031,155
Electric Power Development Co. Ltd.	28,806	499,516
ENEOS Holdings, Inc.	559,814	2,944,215
EXEO Group, Inc.	15,864	208,797
FANUC Corp.	67,506	1,882,970
Fast Retailing Co. Ltd.	4,062	1,241,542
Fuji Electric Co. Ltd.	14,058	700,355
Fuji Media Holdings, Inc.	11,076	261,630
FUJIFILM Holdings Corp.	134,829	2,802,322
Fujikura Ltd.	22,073	1,501,405
Fujitsu Ltd.	145,994	3,186,767
Fukuoka Financial Group, Inc.	20,772	567,539
Furukawa Electric Co. Ltd.	14,990	907,257
GLP J-Reit	185	162,445
GS Yuasa Corp.	11,076	199,176
Hakuhodo DY Holdings, Inc.(a)	17,131	135,085
Hankyu Hanshin Holdings, Inc.	21,418	559,320
Hanwa Co. Ltd.	2,444	98,655
Haseko Corp.	35,305	526,291
	Shares	Value
Japan-(continued)
Hikari Tsushin, Inc.	979	$263,746
Hino Motors Ltd.(a)(c)	72,656	176,942
Hirose Electric Co. Ltd.	1,406	176,902
Hitachi Construction Machinery Co. Ltd.	16,742	485,865
Hitachi Ltd.	316,062	9,691,305
Honda Motor Co. Ltd.	979,871	10,165,071
Hoya Corp.	9,835	1,243,326
Hulic Co. Ltd.	41,519	396,799
IBIDEN Co. Ltd.(a)	11,624	492,589
Idemitsu Kosan Co. Ltd.	199,832	1,287,247
IHI Corp.	20,830	2,324,263
Iida Group Holdings Co. Ltd.	26,622	374,153
INFRONEER Holdings, Inc.	24,796	209,977
Inpex Corp.	181,727	2,592,811
Isetan Mitsukoshi Holdings Ltd.(a)	32,620	461,936
Isuzu Motors Ltd.	102,778	1,319,874
ITOCHU Corp.	127,489	6,700,684
Iwatani Corp.(a)	31,226	329,113
J. Front Retailing Co. Ltd.	18,344	247,774
Japan Airlines Co. Ltd.	30,540	607,677
Japan Exchange Group, Inc.	41,580	407,159
Japan Metropolitan Fund Investment Corp.	547	398,652
Japan Post Bank Co. Ltd.	213,513	2,387,911
Japan Post Holdings Co. Ltd.	319,438	2,964,206
Japan Post Insurance Co. Ltd.(a)	40,296	1,033,855
Japan Real Estate Investment Corp.	283	230,008
Japan Tobacco, Inc.(a)	115,898	3,316,712
JFE Holdings, Inc.(a)	178,450	2,069,399
JGC Holdings Corp.	42,063	376,825
JTEKT Corp.	57,017	493,732
Kajima Corp.	54,665	1,372,170
Kaneka Corp.	4,988	141,480
Kansai Electric Power Co., Inc. (The)	138,586	1,667,297
Kansai Paint Co. Ltd.	20,979	297,663
Kao Corp.	45,648	2,058,162
Kawasaki Heavy Industries Ltd.	23,886	1,748,003
Kawasaki Kisen Kaisha Ltd.(a)	50,510	714,995
KDDI Corp.	291,492	4,793,550
Keio Corp.	5,590	130,782
Keyence Corp.	3,828	1,387,514
Kikkoman Corp.	39,702	349,487
Kintetsu Group Holdings Co. Ltd.(a)	18,841	362,301
Kirin Holdings Co. Ltd.	108,448	1,431,989
Kobe Steel Ltd.(a)	91,156	1,003,570
Koito Manufacturing Co. Ltd.	46,827	599,983
Komatsu Ltd.	116,310	3,754,858
Konami Group Corp.	4,098	557,467
Konica Minolta, Inc.(c)	123,056	400,877
K’s Holdings Corp.	20,530	205,784
Kubota Corp.	158,232	1,778,049
Kuraray Co. Ltd.	61,161	757,695
Kurita Water Industries Ltd.	8,974	346,624
Kyocera Corp.	182,681	2,160,805
Kyoto Financial Group, Inc.(a)	11,569	209,716
Kyowa Kirin Co. Ltd.	23,610	403,831
Kyushu Electric Power Co., Inc.	78,074	693,537
Kyushu Financial Group, Inc.	22,034	112,752
Kyushu Railway Co.	18,273	442,787
Lion Corp.	16,857	164,567
Lixil Corp.	73,003	847,462
LY Corp.	248,048	908,494
Makita Corp.	25,436	789,047
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Marubeni Corp.	211,227	$4,333,373
Marui Group Co. Ltd.	8,678	177,094
MatsukiyoCocokara & Co.	32,247	663,524
Mazda Motor Corp.(a)	268,792	1,615,079
Mebuki Financial Group, Inc.	118,882	645,892
Medipal Holdings Corp.	10,976	182,104
MEIJI Holdings Co. Ltd.	40,509	820,792
MINEBEA MITSUMI, Inc.	51,749	816,096
MISUMI Group, Inc.	25,804	372,332
Mitsubishi Chemical Group Corp.	237,916	1,298,501
Mitsubishi Corp.	471,199	9,312,478
Mitsubishi Electric Corp.	233,967	5,273,108
Mitsubishi Estate Co. Ltd.	117,090	2,196,652
Mitsubishi Gas Chemical Co., Inc.(a)	31,948	553,025
Mitsubishi HC Capital, Inc.	101,618	752,645
Mitsubishi Heavy Industries Ltd.	233,451	5,585,265
Mitsubishi Materials Corp.	36,510	558,771
Mitsubishi Motors Corp.(a)	213,512	562,178
Mitsubishi UFJ Financial Group, Inc.	1,001,263	13,828,144
Mitsui & Co. Ltd.	312,204	6,368,306
Mitsui Chemicals, Inc.	38,159	853,557
Mitsui Fudosan Co. Ltd.	252,207	2,258,871
Mitsui Mining & Smelting Co. Ltd.	13,345	565,580
Mitsui OSK Lines Ltd.(a)	47,386	1,595,981
Mizuho Financial Group, Inc.	288,885	8,490,650
MS&AD Insurance Group Holdings, Inc.	114,153	2,443,945
Murata Manufacturing Co. Ltd.	161,604	2,410,202
Nabtesco Corp.	9,233	170,199
Nagase & Co. Ltd.	7,332	144,789
Nagoya Railroad Co. Ltd.(a)	15,820	172,872
NEC Corp.	133,083	3,829,342
Nexon Co. Ltd.	21,910	401,723
NGK Insulators Ltd.	42,631	540,812
NH Foods Ltd.	18,725	630,367
Nichirei Corp.	28,282	341,065
Nidec Corp.	88,955	1,710,175
Nikon Corp.(a)	64,893	631,498
Nintendo Co. Ltd.	50,476	4,227,281
Nippon Building Fund, Inc.	607	557,947
Nippon Electric Glass Co. Ltd.	14,987	401,960
Nippon Express Holdings, Inc., Class H	47,219	1,039,360
Nippon Paint Holdings Co. Ltd.	62,713	532,730
Nippon Paper Industries Co. Ltd.(a)	19,608	144,554
Nippon Prologis REIT, Inc.	249	134,648
Nippon Sanso Holdings Corp.	13,514	479,278
Nippon Steel Corp.	192,621	3,717,017
Nippon Television Holdings, Inc.	9,054	196,217
Nippon Yusen K.K.(a)	80,617	2,832,952
Nissan Chemical Corp.	9,678	316,130
Nissan Motor Co. Ltd.(a)(c)	1,307,488	2,777,886
Nisshin Seifun Group, Inc.	37,150	431,509
Nissin Foods Holdings Co. Ltd.(a)	16,326	310,301
Nissui Corp.	32,606	190,748
Niterra Co. Ltd.(a)	22,040	761,341
Nitori Holdings Co. Ltd.(a)	5,325	451,871
Nitto Denko Corp.	66,343	1,375,679
Nomura Holdings, Inc.	362,639	2,400,556
Nomura Real Estate Holdings, Inc.	43,959	244,098
Nomura Real Estate Master Fund, Inc.	334	352,477
Nomura Research Institute Ltd.	18,985	752,768
NSK Ltd.	91,082	436,760
NTN Corp.(a)	72,248	123,516
	Shares	Value
Japan-(continued)
NTT DATA Group Corp.	50,448	$1,318,248
NTT, Inc.	4,604,913	4,659,749
Obayashi Corp.	80,619	1,189,542
Odakyu Electric Railway Co. Ltd.	13,058	141,009
Oji Holdings Corp.	202,952	991,164
Olympus Corp.	71,378	854,485
Omron Corp.(a)	27,307	705,258
Ono Pharmaceutical Co. Ltd.	61,576	689,986
Open House Group Co. Ltd.	4,678	207,282
Oriental Land Co. Ltd.	14,640	302,056
ORIX Corp.	118,493	2,667,108
Osaka Gas Co. Ltd.	52,320	1,326,449
Otsuka Corp.	17,572	333,614
Otsuka Holdings Co. Ltd.	43,744	2,086,860
Pan Pacific International Holdings Corp.	21,844	732,300
Panasonic Holdings Corp.	393,459	3,729,398
Persol Holdings Co. Ltd.	285,458	546,744
Rakuten Group, Inc.(c)	50,309	255,065
Recruit Holdings Co. Ltd.	50,937	3,028,276
Renesas Electronics Corp.	101,448	1,236,419
Rengo Co. Ltd.	29,996	174,329
Resona Holdings, Inc.	247,582	2,258,556
Resonac Holdings Corp.(a)	39,095	942,068
Ricoh Co. Ltd.	88,614	778,586
Rohm Co. Ltd.(a)	56,522	712,707
Ryohin Keikaku Co. Ltd.(a)	17,371	814,920
Sankyu, Inc.	4,366	257,536
Santen Pharmaceutical Co. Ltd.	39,082	432,689
Sanwa Holdings Corp.	16,069	439,280
SBI Holdings, Inc.	28,280	1,052,671
SCREEN Holdings Co. Ltd.	4,401	344,017
SECOM Co. Ltd.	33,527	1,206,504
Seibu Holdings, Inc.	9,708	271,837
Seiko Epson Corp.	48,449	615,982
Seino Holdings Co. Ltd.	19,938	303,867
Sekisui Chemical Co. Ltd.	54,533	947,799
Sekisui House Ltd.(a)	93,705	1,969,617
Seven & i Holdings Co. Ltd.	281,733	3,721,668
SG Holdings Co. Ltd.(a)	57,575	640,055
Sharp Corp.(a)(c)	64,789	306,916
Shimadzu Corp.	18,095	401,375
SHIMAMURA Co. Ltd.	3,666	265,980
Shimano, Inc.	5,730	628,109
Shimizu Corp.	89,560	994,154
Shin-Etsu Chemical Co. Ltd.	126,865	3,658,183
Shionogi & Co. Ltd.	69,327	1,161,797
Shiseido Co. Ltd.(a)	46,566	758,489
Shizuoka Financial Group, Inc.	46,788	554,539
SMC Corp.	3,605	1,256,987
SoftBank Corp.	2,741,035	3,968,375
SoftBank Group Corp.	104,771	8,016,418
Sojitz Corp.	44,117	1,052,106
Sompo Holdings, Inc.	84,010	2,482,228
Sony Group Corp.	422,343	10,179,338
Stanley Electric Co. Ltd.	23,114	436,802
Subaru Corp.	119,486	2,202,498
SUMCO Corp.(a)	65,033	509,641
Sumitomo Chemical Co. Ltd.	526,796	1,320,234
Sumitomo Corp.	134,842	3,453,516
Sumitomo Electric Industries Ltd.	119,519	2,971,839
Sumitomo Forestry Co. Ltd.(a)	74,292	747,823
Sumitomo Heavy Industries Ltd.	18,726	415,557
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Sumitomo Metal Mining Co. Ltd.(a)	51,838	$1,142,503
Sumitomo Mitsui Financial Group, Inc.	417,740	10,559,522
Sumitomo Mitsui Trust Group, Inc.	72,300	1,899,169
Sumitomo Realty & Development Co. Ltd.	33,242	1,216,764
Sumitomo Rubber Industries Ltd.	42,047	481,549
Suntory Beverage & Food Ltd.	16,607	502,477
Suzuken Co. Ltd.	10,691	404,909
Suzuki Motor Corp.	253,102	2,786,613
Sysmex Corp.	25,758	419,309
T&D Holdings, Inc.	55,654	1,361,755
Taiheiyo Cement Corp.(a)	20,181	494,159
Taisei Corp.	22,379	1,340,839
Taiyo Yuden Co. Ltd.	21,876	409,541
Takashimaya Co. Ltd.(a)	44,505	344,641
Takeda Pharmaceutical Co. Ltd.	218,845	6,023,810
TDK Corp.	176,675	2,156,783
Teijin Ltd.	20,252	172,485
Terumo Corp.	62,015	1,053,736
THK Co. Ltd.	7,619	214,596
TIS, Inc.	18,011	575,750
Tobu Railway Co. Ltd.	19,212	327,686
Toho Gas Co. Ltd.	7,632	213,549
Tohoku Electric Power Co., Inc.	100,630	707,420
Tokai Carbon Co. Ltd.(a)	21,626	147,975
Tokio Marine Holdings, Inc.	113,095	4,550,298
Tokyo Electric Power Co. Holdings, Inc.(a)(c)	867,182	3,290,277
Tokyo Electron Ltd.	17,595	2,802,902
Tokyo Gas Co. Ltd.	55,842	1,873,860
Tokyo Tatemono Co. Ltd.	27,496	461,075
Tokyu Corp.(a)	46,485	524,329
Tokyu Fudosan Holdings Corp.	94,461	667,456
TOPPAN Holdings, Inc.	35,470	957,791
Toray Industries, Inc.	230,822	1,581,990
Tosoh Corp.	55,685	840,005
TOTO Ltd.	21,576	550,356
Toyo Seikan Group Holdings Ltd.	11,798	244,841
Toyo Suisan Kaisha Ltd.	6,215	397,873
Toyo Tire Corp.	10,876	230,832
Toyoda Gosei Co. Ltd.	17,202	363,767
Toyota Boshoku Corp.	14,420	205,331
Toyota Industries Corp.	18,764	2,010,550
Toyota Motor Corp.	1,128,841	20,120,076
Toyota Tsusho Corp.	99,193	2,277,946
Trend Micro, Inc.	6,946	424,415
Tsuruha Holdings, Inc.	5,848	431,312
UBE Corp.	23,463	359,896
Unicharm Corp.	63,357	439,138
West Japan Railway Co.	54,358	1,192,539
Yakult Honsha Co. Ltd.(a)	19,645	316,680
Yamada Holdings Co. Ltd.	158,329	483,521
Yamaha Corp.	66,798	482,396
Yamaha Motor Co. Ltd.(a)	182,159	1,320,195
Yamato Holdings Co. Ltd.(a)	57,535	833,596
Yamazaki Baking Co. Ltd.	14,911	319,179
Yaskawa Electric Corp.(a)	17,292	362,409
Yokogawa Electric Corp.	22,640	604,672
Yokohama Rubber Co. Ltd. (The)	23,360	669,261
		447,890,414
Jersey-0.05%
Aptiv PLC(c)	15,795	1,084,169
	Shares	Value
Luxembourg-0.31%
Aperam S.A.	12,638	$372,826
ArcelorMittal S.A.	157,201	4,915,316
Eurofins Scientific SE	8,640	663,624
SES S.A., FDR(a)	36,231	249,881
		6,201,647
Macau-0.03%
Galaxy Entertainment Group Ltd.	90,569	441,675
Sands China Ltd.	49,477	119,772
		561,447
Netherlands-2.38%
Aalberts N.V.	10,120	324,408
ABN AMRO Bank N.V., CVA(b)	103,406	2,998,085
Adyen N.V.(b)(c)	267	459,290
Aegon Ltd.	239,007	1,713,086
Akzo Nobel N.V.	30,285	1,907,526
argenx SE, ADR(c)	323	216,517
ASM International N.V.	794	385,470
ASML Holding N.V.	5,788	4,023,288
ASR Nederland N.V.	16,593	1,105,408
BE Semiconductor Industries N.V.	802	108,678
Euronext N.V.(b)	2,262	365,680
EXOR N.V.	4,401	425,398
Heineken Holding N.V.	11,639	787,836
Heineken N.V.	21,204	1,669,225
IMCD N.V.(a)	2,349	258,232
ING Groep N.V.	458,349	10,713,389
JDE Peet’s N.V.	9,961	296,262
Koninklijke Ahold Delhaize N.V.	154,418	6,116,869
Koninklijke KPN N.V.	327,721	1,468,393
Koninklijke Philips N.V.	106,027	2,777,061
NN Group N.V.	51,100	3,450,956
NXP Semiconductors N.V.	6,005	1,283,689
OCI N.V.(c)	8,913	74,458
Prosus N.V.(c)	34,537	1,978,746
Randstad N.V.(a)	25,146	1,198,686
SBM Offshore N.V.(a)	25,762	673,827
Universal Music Group N.V.(a)	17,659	509,486
Wolters Kluwer N.V.	6,307	985,256
		48,275,205
New Zealand-0.03%
Fisher & Paykel Healthcare Corp. Ltd.	9,284	201,586
Fletcher Building Ltd.(c)	55,945	100,013
Spark New Zealand Ltd.	143,338	205,390
		506,989
Norway-0.65%
Aker BP ASA	48,365	1,168,614
DNB Bank ASA	81,948	2,082,378
Equinor ASA	199,531	5,148,000
Mowi ASA	40,289	753,782
Norsk Hydro ASA	247,611	1,474,040
Orkla ASA	51,663	545,678
Storebrand ASA	22,235	317,131
Telenor ASA	73,762	1,136,550
Var Energi ASA	58,396	200,907
Vend Marketplaces ASA, Class A	4,396	174,282
Wallenius Wilhelmsen ASA	23,430	210,531
		13,211,893
Poland-0.30%
Bank Polska Kasa Opieki S.A.	12,724	693,464
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Poland-(continued)
KGHM Polska Miedz S.A.(c)	17,773	$603,072
ORLEN S.A.(a)	107,063	2,392,785
PGE Polska Grupa Energetyczna S.A.(c)	84,219	272,148
Powszechna Kasa Oszczednosci Bank Polski S.A.	42,334	930,331
Powszechny Zaklad Ubezpieczen S.A.	58,340	981,384
Tauron Polska Energia S.A.(c)	96,465	214,763
		6,087,947
Portugal-0.22%
Banco Comercial Portugues S.A., Class R	497,025	409,328
EDP S.A.	476,730	2,066,651
Galp Energia SGPS S.A.	72,702	1,392,338
Jeronimo Martins SGPS S.A.	27,179	664,506
		4,532,823
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya OJSC(c)(d)	546	0
		0
Singapore-0.79%
CapitaLand Ascendas REIT	265,624	569,195
CapitaLand Integrated Commercial Trust	423,545	715,719
CapitaLand Investment Ltd.	115,487	246,164
ComfortDelGro Corp. Ltd.	150,502	177,078
DBS Group Holdings Ltd.	110,564	4,061,479
Genting Singapore Ltd.	183,087	103,360
Keppel Ltd.	116,118	755,011
Mapletree Logistics Trust(a)	118,588	105,542
Olam Group Ltd.(a)	19,294	15,442
Oversea-Chinese Banking Corp. Ltd.	194,405	2,521,366
Sea Ltd., ADR(a)(c)	3,150	493,447
Singapore Airlines Ltd.(a)	144,874	757,314
Singapore Exchange Ltd.	20,183	247,676
Singapore Technologies Engineering Ltd.	49,316	332,031
Singapore Telecommunications Ltd.	641,830	1,914,296
United Overseas Bank Ltd.	88,070	2,448,806
UOL Group Ltd.	62,368	329,956
Venture Corp. Ltd.	21,308	211,530
		16,005,412
South Africa-0.34%
Anglo American PLC	208,012	5,865,035
Valterra Platinum Ltd.(c)	24,928	1,115,011
		6,980,046
South Korea-5.17%
BNK Financial Group, Inc.(a)	31,258	327,364
Celltrion, Inc.	2,668	342,046
CJ CheilJedang Corp.	1,486	267,577
CJ Corp.	2,953	328,259
DB Insurance Co. Ltd.	5,398	496,155
Delivery Hero SE(b)(c)	6,384	191,086
DL E&C Co. Ltd.	4,431	149,622
Doosan Enerbility Co. Ltd.(a)(c)	44,932	2,105,004
E-MART, Inc.(a)	4,839	310,278
GS Engineering & Construction Corp.	10,016	138,914
GS Holdings Corp.	5,159	182,544
Hana Financial Group, Inc.	33,589	2,053,601
Hankook Tire & Technology Co. Ltd.(a)	11,722	373,899
Hanwha Corp.	6,753	482,306
Hanwha Solutions Corp.(a)	21,865	478,671
HD Hyundai Co. Ltd.	7,946	813,063
	Shares	Value
South Korea-(continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,987	$1,024,588
HMM Co. Ltd.(a)	61,145	1,028,017
Hyundai Engineering & Construction Co. Ltd.(a)	20,249	979,967
Hyundai Glovis Co. Ltd.	3,676	388,308
Hyundai Mobis Co. Ltd.(a)	7,033	1,484,102
Hyundai Motor Co.	28,898	4,396,178
Hyundai Steel Co.(a)	15,541	395,546
Industrial Bank of Korea	35,819	499,727
Kakao Corp.	15,733	652,580
KB Financial Group, Inc.(a)	40,480	3,216,064
Kia Corp.(a)	45,758	3,348,149
Korea Electric Power Corp.	57,960	1,600,963
Korea Gas Corp.	10,331	318,181
Korea Zinc Co. Ltd.(a)	1,097	628,891
Korean Air Lines Co. Ltd.	31,626	535,440
KT&G Corp.(a)	8,930	836,954
Kumho Petrochemical Co. Ltd.(a)	2,595	227,156
LG Chem Ltd.	11,395	2,449,982
LG Corp.	8,222	466,802
LG Display Co. Ltd.(a)(c)	60,390	467,577
LG Electronics, Inc.(a)	21,612	1,196,209
LG Energy Solution Ltd.(c)	637	174,133
LG H&H Co. Ltd.(a)	1,873	424,565
LG Innotek Co. Ltd.	4,345	484,795
LG Uplus Corp.	27,675	291,324
LOTTE Chemical Corp.	5,199	247,534
LS Corp.	4,564	562,921
Meritz Financial Group, Inc.(a)	3,453	286,763
NAVER Corp.(a)	9,001	1,514,825
NCSoft Corp.	869	120,653
POSCO Holdings, Inc.	18,920	4,160,685
Posco International Corp.	3,603	125,972
Samsung C&T Corp.(a)	8,977	1,083,029
Samsung E&A Co. Ltd.(a)	22,498	426,611
Samsung Electro-Mechanics Co. Ltd.(a)	7,784	827,029
Samsung Electronics Co. Ltd.(a)	795,461	40,539,854
Samsung Fire & Marine Insurance Co. Ltd.(a)	2,724	859,939
Samsung Heavy Industries Co. Ltd.(c)	28,223	385,228
Samsung Life Insurance Co. Ltd.	9,241	834,134
Samsung SDI Co. Ltd.(a)	7,139	1,024,419
Samsung SDS Co. Ltd.	5,283	605,263
Shinhan Financial Group Co. Ltd.	52,878	2,574,837
SK hynix, Inc.	41,956	8,131,743
SK Innovation Co. Ltd.(a)	13,541	1,047,686
SK Telecom Co. Ltd.	14,809	598,158
SK, Inc.(a)	4,776	693,151
S-Oil Corp.	8,034	362,390
Woori Financial Group, Inc.	83,004	1,472,755
		105,042,166
Spain-3.35%
Acciona S.A.(a)	1,919	369,135
ACS Actividades de Construccion y Servicios S.A.	26,101	1,806,644
Aena S.M.E. S.A.(b)	26,553	717,122
Amadeus IT Group S.A.	13,795	1,110,906
Banco Bilbao Vizcaya Argentaria S.A.	667,300	11,162,083
Banco de Sabadell S.A.	773,934	2,864,904
Banco Santander S.A.	2,030,758	17,497,037
Bankinter S.A.	60,364	864,180
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Spain-(continued)
CaixaBank S.A.	302,214	$2,851,671
Cellnex Telecom S.A.(a)(b)	21,830	772,633
Enagas S.A.	40,119	602,646
Endesa S.A.	48,822	1,419,029
Grifols S.A.(a)(c)	73,263	1,094,834
Iberdrola S.A.(a)	564,146	9,944,733
Industria de Diseno Textil S.A.	44,694	2,141,169
Logista Integral S.A.(a)	5,445	172,843
Mapfre S.A.	153,323	626,254
Merlin Properties SOCIMI S.A.	44,876	623,180
Naturgy Energy Group S.A.(a)	18,147	570,814
Redeia Corp. S.A.	49,279	958,128
Repsol S.A.	342,626	5,210,068
Telefonica S.A.(a)	827,161	4,281,344
Unicaja Banco S.A.(b)	148,895	392,355
		68,053,712
Sweden-2.08%
Alfa Laval AB	14,651	638,472
Asmodee Group AB(a)(c)	17,072	215,647
Assa Abloy AB, Class B	50,350	1,671,122
Atlas Copco AB, Class A	121,523	1,856,183
Autoliv, Inc.	4,082	455,347
Billerud AB(a)	18,660	158,915
Boliden AB(c)	40,320	1,237,888
Castellum AB(a)	42,728	487,864
Electrolux AB, Class B(a)(c)	82,792	505,775
Embracer Group AB, Class A(a)(c)	17,073	177,146
Epiroc AB, Class A(a)	37,484	765,220
EQT AB(a)	6,042	202,558
Essity AB, Class B	59,035	1,460,050
Evolution AB(b)	5,034	449,182
Fastighets AB Balder, Class B(a)(c)	27,188	184,130
Getinge AB, Class B(a)	8,924	176,676
H & M Hennes & Mauritz AB, Class B(a)	73,670	995,451
Hexagon AB, Class B	92,816	1,022,947
Holmen AB, Class B(a)	8,384	312,545
Husqvarna AB, Class B	68,003	369,423
Industrivarden AB, Class A	4,246	157,567
Industrivarden AB, Class C	5,052	187,132
Investor AB, Class A	15,029	437,331
Investor AB, Class B	58,103	1,688,878
Kinnevik AB, Class B(c)	13,797	124,077
NIBE Industrier AB, Class B(a)	63,567	294,209
Saab AB, Class B(a)	7,960	434,283
Sandvik AB	70,836	1,733,590
Securitas AB, Class B(a)	59,417	884,489
Skandinaviska Enskilda Banken AB, Class A(a)	142,866	2,506,630
Skanska AB, Class B	39,853	932,436
SKF AB, Class B	44,950	1,050,155
Spotify Technology S.A.(c)	455	285,076
SSAB AB, Class A	170,368	985,417
Svenska Cellulosa AB S.C.A., Class B(a)	50,924	640,573
Svenska Handelsbanken AB, Class A	150,104	1,834,443
Swedbank AB, Class A	103,096	2,753,529
Tele2 AB, Class B	87,462	1,355,815
Telefonaktiebolaget LM Ericsson, Class B(a)	448,400	3,266,820
Telia Co. AB(a)	438,491	1,553,296
Trelleborg AB, Class B	14,316	521,739
	Shares	Value
Sweden-(continued)
Volvo AB, Class B(a)	173,224	$4,989,971
Volvo Car AB, Class B(a)(c)	177,687	340,837
		42,300,834
Switzerland-3.95%
ABB Ltd.	65,643	4,287,420
Adecco Group AG(a)	42,374	1,334,608
Avolta AG(c)	4,476	232,736
Baloise Holding AG	3,361	805,712
Barry Callebaut AG(a)	383	466,532
Bucher Industries AG	506	239,017
Chocoladefabriken Lindt & Spruengli AG, PC	62	912,280
Cie Financiere Richemont S.A.	18,894	3,085,703
Clariant AG(a)(c)	29,125	298,982
DKSH Holding AG	2,436	168,492
DSM-Firmenich AG	10,481	1,009,966
Galenica AG(b)(c)	3,607	382,904
Geberit AG	1,389	1,064,373
Georg Fischer AG	2,808	219,720
Givaudan S.A.	259	1,082,977
Helvetia Holding AG	2,686	646,093
Julius Baer Group Ltd.	17,077	1,155,788
Kuehne + Nagel International AG, Class R	4,131	842,432
Logitech International S.A., Class R	7,365	683,102
Lonza Group AG	2,328	1,622,944
Nestle S.A.	150,922	13,190,372
Partners Group Holding AG	527	708,619
PSP Swiss Property AG	2,949	500,464
Roche Holding AG	58,399	18,229,242
Sandoz Group AG	36,245	2,073,323
Schindler Holding AG, PC	2,668	965,082
SGS S.A.	7,348	746,839
SIG Group AG(c)	10,127	163,883
Sika AG	4,798	1,132,509
Sonova Holding AG, Class A	1,658	451,432
Sunrise Communications AG	4,307	229,525
Swatch Group AG (The), BR(a)	6,033	1,067,243
Swiss Life Holding AG	2,448	2,536,259
Swiss Prime Site AG(a)	5,141	711,220
Swisscom AG	2,420	1,681,914
UBS Group AG	219,045	8,142,598
Zurich Insurance Group AG	10,574	7,214,372
		80,286,677
Thailand-0.01%
Thai Beverage PCL	413,134	147,643
United Kingdom-12.02%
3i Group PLC	46,709	2,557,501
Aberdeen Group PLC	328,225	867,870
Admiral Group PLC	19,400	876,273
AngloGold Ashanti PLC(a)	9,265	428,506
Ashtead Group PLC	23,823	1,594,902
Associated British Foods PLC	38,289	1,110,944
AstraZeneca PLC	64,834	9,478,085
Aviva PLC	291,891	2,499,019
B&M European Value Retail S.A.	135,374	400,967
BAE Systems PLC	184,063	4,400,843
Balfour Beatty PLC	41,230	295,253
Barclays PLC	3,043,202	14,905,654
Barratt Redrow PLC	193,960	957,101
Beazley PLC	25,582	302,042
Bellway PLC	17,712	580,864
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Berkeley Group Holdings PLC (The)	11,033	$531,682
British American Tobacco PLC	322,003	17,287,352
British Land Co. PLC (The)	111,708	514,453
BT Group PLC(a)	1,309,465	3,583,513
Bunzl PLC	26,074	775,393
Burberry Group PLC(c)	49,914	848,417
Centrica PLC	769,354	1,675,807
Coca-Cola Europacific Partners PLC(a)	4,918	476,653
Compass Group PLC	78,402	2,760,639
Croda International PLC	10,683	368,436
Currys PLC(c)	112,739	168,108
DCC PLC	13,408	841,474
Diageo PLC	120,961	2,937,795
Dowlais Group PLC	180,739	167,336
Drax Group PLC	78,461	734,289
Entain PLC	53,763	723,445
Haleon PLC	584,293	2,746,332
Halma PLC	11,047	473,651
Harbour Energy PLC	58,139	153,215
Hays PLC	114,617	96,544
Hikma Pharmaceuticals PLC	6,052	156,748
Hiscox Ltd.	13,047	222,583
Howden Joinery Group PLC	16,789	194,757
HSBC Holdings PLC	1,845,019	22,523,785
ICG PLC	16,799	481,982
IG Group Holdings PLC	41,244	615,413
IMI PLC	14,632	428,347
Imperial Brands PLC	93,305	3,644,410
Inchcape PLC	50,120	464,802
Informa PLC	71,731	821,925
InterContinental Hotels Group PLC	2,516	290,033
International Consolidated Airlines Group S.A.(a)	170,543	853,876
Intertek Group PLC	9,597	625,273
Investec PLC	64,581	478,674
ITV PLC	461,836	501,974
J Sainsbury PLC	426,391	1,708,452
JD Sports Fashion PLC	254,363	286,103
Johnson Matthey PLC	41,240	962,890
Just Eat Takeaway.com N.V.(b)(c)	31,432	720,091
Kingfisher PLC	407,475	1,451,865
Land Securities Group PLC	82,679	630,055
Legal & General Group PLC	582,733	1,975,456
Lloyds Banking Group PLC	7,061,089	7,255,586
London Stock Exchange Group PLC	17,846	2,179,789
M&G PLC	385,976	1,331,207
Man Group PLC	111,276	242,157
Marks & Spencer Group PLC	258,054	1,187,560
Melrose Industries PLC	100,457	679,636
National Grid PLC	396,229	5,579,230
NatWest Group PLC	1,027,969	7,150,326
Next PLC	6,295	1,023,901
Pearson PLC	58,767	832,721
Pennon Group PLC	49,352	326,707
Persimmon PLC	64,572	975,656
Phoenix Group Holdings PLC	85,180	746,429
Quilter PLC(b)	98,749	221,103
Reckitt Benckiser Group PLC	46,133	3,464,545
RELX PLC	45,865	2,388,069
Rentokil Initial PLC	120,606	602,867
Rolls-Royce Holdings PLC	135,321	1,924,536
RS Group PLC	43,359	319,730
	Shares	Value
United Kingdom-(continued)
Sage Group PLC (The)	36,628	$589,326
Schroders PLC	81,600	420,294
Segro PLC	87,002	743,012
Severn Trent PLC	18,413	647,015
Shell PLC	1,208,943	43,529,942
Smith & Nephew PLC	70,338	1,077,171
Smiths Group PLC	27,638	857,870
Spectris PLC	10,630	559,320
Spirax Group PLC	1,249	104,591
SSE PLC	111,385	2,735,880
St. James’s Place PLC	55,834	962,918
Standard Chartered PLC	303,141	5,445,516
Subsea 7 S.A.	26,237	510,681
Tate & Lyle PLC	47,343	334,961
Taylor Wimpey PLC	612,259	825,471
Tesco PLC	1,005,626	5,661,586
Travis Perkins PLC	34,014	244,192
Tritax Big Box REIT PLC	68,945	128,508
Unilever PLC	171,091	9,947,081
United Utilities Group PLC	55,343	827,842
Vistry Group PLC(a)(c)	47,334	363,511
Vodafone Group PLC	7,512,834	8,162,059
Weir Group PLC (The)	14,721	518,220
Whitbread PLC	17,856	718,757
WPP PLC	139,965	759,375
		244,266,706
United States-4.36%
Acerinox S.A.(a)	41,006	474,578
Alcon AG	20,724	1,817,279
Allegion PLC	1,895	314,418
Amcor PLC	89,150	833,553
Amrize Ltd.(c)	46,680	2,360,299
ARM Holdings PLC, ADR(a)(c)	3,340	472,193
Bausch Health Cos., Inc.(c)	87,697	518,234
BP PLC	3,370,919	18,106,034
CRH PLC	24,194	2,309,317
Experian PLC	26,435	1,395,729
Ferguson Enterprises, Inc.	5,591	1,248,638
Ferrovial SE	9,929	510,484
Garmin Ltd.	3,131	684,938
GSK PLC	396,753	7,312,799
Holcim AG(c)	46,680	3,723,644
ICON PLC(c)	2,840	480,500
lululemon athletica, inc.(c)	1,688	338,495
Medtronic PLC	54,630	4,929,811
Novartis AG	122,852	13,994,702
Perrigo Co. PLC	13,635	363,645
QIAGEN N.V.	9,749	484,830
Sanofi S.A.	118,090	10,632,151
Signify N.V.	30,130	722,904
Sims Ltd.	10,793	104,924
Smurfit WestRock PLC	29,953	1,329,314
Stellantis N.V.	648,190	5,737,141
Swiss Re AG	23,923	4,283,305
Tenaris S.A.	38,315	671,143
Trane Technologies PLC	2,256	988,308
Transocean Ltd.(a)(c)	110,847	323,673
Waste Connections, Inc.	6,215	1,163,118
		88,630,101
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Zambia-0.07%
First Quantum Minerals Ltd.(c)	88,185	$1,485,537
Total Common Stocks & Other Equity Interests (Cost $1,556,683,957)		2,026,200,133
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $1,059,922)	1,059,922	1,059,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,557,743,879)		2,027,260,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.59%
Invesco Private Government Fund, 4.32%(e)(f)(g)	37,102,911	37,102,911
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	96,615,511	$96,634,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,738,421)		133,737,745
TOTAL INVESTMENTS IN SECURITIES-106.38% (Cost $1,691,482,300)		2,160,997,800
OTHER ASSETS LESS LIABILITIES-(6.38)%		(129,586,758)
NET ASSETS-100.00%		$2,031,411,042

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $15,392,799, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$55,094,861	$(54,034,939)	$-	$-	$1,059,922	$36,739
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,612,648	204,136,805	(204,646,542)	-	-	37,102,911	1,428,071 *
Invesco Private Prime Fund	98,135,663	443,486,533	(444,975,576)	5,347	(17,133)	96,634,834	3,851,609 *
Total	$135,748,311	$702,718,199	$(703,657,057)	$5,347	$(17,133)	$134,797,667	$5,316,419

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-5.70%
Accent Group Ltd.(a)	62,429	$59,579
ALS Ltd.	38,985	454,066
Amotiv Ltd.	18,317	103,286
AMP Ltd.	501,864	514,423
Ansell Ltd.	17,783	341,085
ARB Corp. Ltd.	4,914	105,576
ASX Ltd.	5,275	236,889
Atlas Arteria Ltd.	85,939	284,402
AUB Group Ltd.	5,086	110,681
Austal Ltd.(b)	21,837	91,811
Bank of Queensland Ltd.	54,192	264,508
Bapcor Ltd.	53,073	131,210
Beach Energy Ltd.	369,272	277,313
Bega Cheese Ltd.	41,278	137,699
Breville Group Ltd.(a)	8,196	171,727
Brickworks Ltd.	7,992	168,039
BWP Property Group Ltd.	52,511	121,037
CAR Group Ltd.	11,576	282,280
Centuria Capital Group	79,693	94,465
Centuria Industrial REIT(a)	73,748	150,375
Challenger Ltd.	62,765	330,485
Charter Hall Group	46,607	601,577
Charter Hall Long Wale REIT	101,645	270,188
Charter Hall Retail REIT	72,567	180,698
Cleanaway Waste Management Ltd.(a)	244,813	452,014
Cochlear Ltd.	2,352	481,065
Collins Foods Ltd.	12,961	77,125
Coronado Global Resources, Inc., CDI(a)(c)	127,705	15,837
Corporate Travel Management Ltd.	4,863	48,698
Credit Corp. Group Ltd.	8,718	86,076
Cromwell Property Group	35,109	9,353
Data# 3 Ltd.	14,249	68,685
Deterra Royalties Ltd.	19,443	51,581
Domino’s Pizza Enterprises Ltd.	8,014	93,709
Downer EDI Ltd.	34,326	151,647
Eagers Automotive Ltd.	23,977	300,842
EBOS Group Ltd.	3,405	82,225
Elders Ltd.	39,960	185,478
Evolution Mining Ltd.	55,334	250,894
Flight Centre Travel Group Ltd.	10,587	80,895
G8 Education Ltd.	19,107	11,036
GrainCorp Ltd., Class A	46,146	224,353
Growthpoint Properties Australia Ltd.	32,786	51,555
Harvey Norman Holdings Ltd.(a)	124,134	461,129
Healius Ltd.(a)	122,264	60,089
Helia Group Ltd.	59,112	191,733
HomeCo Daily Needs REIT(c)	201,425	165,886
IDP Education Ltd.(a)	11,114	25,192
IGO Ltd.(a)	92,812	261,584
Iluka Resources Ltd.	89,793	294,714
Ingenia Communities Group	38,380	129,242
Inghams Group Ltd.	88,653	196,731
Insignia Financial Ltd.(b)	111,737	322,491
IPH Ltd.	22,033	74,073
IRESS Ltd.	27,319	138,864
Johns Lyng Group Ltd.	17,447	43,497
Kelsian Group Ltd.(a)	14,278	34,152
Lottery Corp. Ltd. (The)	87,520	304,120
Lynas Rare Earths Ltd.(b)	45,523	306,459
Magellan Financial Group Ltd.	44,599	303,842
McMillan Shakespeare Ltd.	5,143	58,937
	Shares	Value
Australia-(continued)
Monadelphous Group Ltd.	12,015	$150,079
Myer Holdings Ltd.(a)	94,557	36,569
National Storage REIT(a)	151,760	233,137
New Hope Corp. Ltd.(a)	118,857	318,031
NEXTDC Ltd.(a)(b)	16,101	148,536
nib holdings Ltd.	53,658	255,231
Nine Entertainment Co. Holdings Ltd.	240,897	262,181
NRW Holdings Ltd.	72,828	150,659
Nufarm Ltd.(b)	65,651	108,615
OceanaGold Corp.	32,853	447,925
Orora Ltd.	130,157	173,069
Perenti Ltd.	80,742	90,755
Perpetual Ltd.	16,760	225,494
Perseus Mining Ltd.	133,217	278,638
PEXA Group Ltd.(b)	7,726	78,601
Pilbara Minerals Ltd.(a)(b)	187,050	190,156
Premier Investments Ltd.	9,029	122,321
Qantas Airways Ltd.	21,405	148,728
Qube Holdings Ltd.	167,724	468,589
Ramelius Resources Ltd.	106,144	171,092
REA Group Ltd.	1,103	168,335
Reece Ltd.	22,448	194,730
Region Group	193,237	289,733
Regis Resources Ltd.(b)	147,764	386,032
Resolute Mining Ltd.(b)	275,474	108,800
Sandfire Resources Ltd.(b)	50,830	342,601
SEEK Ltd.	23,140	357,617
Service Stream Ltd.	37,523	47,793
SGH Ltd.	13,283	435,263
Sigma Healthcare Ltd.	129,066	238,845
SmartGroup Corp. Ltd.	9,797	49,668
Stanmore Resources Ltd.	41,413	56,194
Star Entertainment Group Ltd. (The)(a)(b)	641,341	44,996
Steadfast Group Ltd.	63,818	243,337
Super Retail Group Ltd.	30,522	299,110
Tabcorp Holdings Ltd.	463,408	229,355
Technology One Ltd.	3,889	101,921
TPG Telecom Ltd.	70,610	250,921
Ventia Services Group Pty. Ltd.	86,884	289,846
Waypoint REIT Ltd.	80,707	130,393
WEB Travel Group Ltd.(a)(b)	14,825	42,407
Webjet Group Ltd.(b)	16,340	9,345
West African Resources Ltd.(b)	143,336	215,003
Westgold Resources Ltd.(b)	35,450	57,990
WiseTech Global Ltd.	856	64,955
		20,292,798
Austria-0.62%
ANDRITZ AG	4,119	287,487
AT&S Austria Technologie & Systemtechnik AG(a)(b)	3,733	75,273
CA Immobilien Anlagen AG	5,039	134,595
CPI Europe AG(b)	3,535	73,645
EVN AG	6,894	186,845
Kontron AG(a)	6,195	200,438
Lenzing AG(a)(b)	4,690	131,577
Mayr Melnhof Karton AG	280	23,931
Oesterreichische Post AG(a)	2,050	71,715
Palfinger AG	1,473	61,443
SBO AG	1,327	44,043
Strabag SE	1,175	110,786
Telekom Austria AG	11,266	119,745
UNIQA Insurance Group AG	14,580	210,667
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Austria-(continued)
Verbund AG(a)	4,612	$344,416
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,338	123,726
		2,200,332
Belgium-1.43%
Ackermans & van Haaren N.V.	1,081	265,944
Aedifica S.A.(a)	6,142	453,304
Azelis Group N.V.(a)	14,218	221,548
Barco N.V.	12,822	200,429
Bekaert S.A.	5,328	220,091
Cofinimmo S.A.	3,003	261,433
Colruyt Group N.V	5,183	222,052
Deme Group N.V.	695	104,325
D’Ieteren Group	1,624	321,736
Elia Group S.A./N.V.	1,924	222,630
Fagron	4,361	108,150
Financiere de Tubize S.A.	389	65,614
Galapagos N.V.(a)(b)	8,524	279,759
Gimv N.V.	1,598	76,798
KBC Ancora	3,042	221,791
Lotus Bakeries N.V.	10	84,792
Melexis N.V.	2,499	191,697
Montea N.V.	1,561	116,557
Ontex Group N.V.(a)(b)	6,826	53,079
Retail Estates N.V.	710	52,905
Shurgard Self Storage Ltd.(a)	2,288	91,060
Sofina S.A.(a)	865	265,660
Solvay S.A., Class A	13,247	416,282
Tessenderlo Group S.A.	737	21,989
Warehouses De Pauw C.V.A.	16,022	374,990
Xior Student Housing N.V.(a)(c)	4,673	165,395
		5,080,010
Bermuda-0.01%
Conduit Holdings Ltd.	11,435	46,086
Brazil-0.03%
ERO Copper Corp.(b)	7,470	101,307
Canada-8.54%
AbCellera Biologics, Inc.(a)(b)	24,823	110,959
Advantage Energy Ltd.(b)	29,155	233,021
Aecon Group, Inc.	22,720	308,126
Ag Growth International, Inc.	1,970	59,618
Air Canada(b)	12,695	177,219
Alamos Gold, Inc., Class A(a)	23,934	582,878
Alaris Equity Partners Income	4,335	58,665
Algoma Steel Group, Inc.	41,673	223,052
Allied Properties REIT(a)	21,196	265,228
Altus Group Ltd.	2,659	111,280
Aritzia, Inc.(b)	4,799	258,147
Artis REIT(a)	12,928	69,664
ATCO Ltd., Class I	8,593	311,885
Athabasca Oil Corp.(b)	57,328	242,987
ATS Corp.(b)	6,641	201,985
Badger Infrastructure Solutions Ltd.	2,930	110,817
Ballard Power Systems, Inc.(a)(b)	22,953	42,169
Baytex Energy Corp.	199,524	424,289
Birchcliff Energy Ltd.	76,303	372,533
Bird Construction, Inc.(a)	6,720	140,228
BlackBerry Ltd.(a)(b)	44,201	163,050
Boardwalk REIT	4,344	224,497
Bombardier, Inc., Class B(b)	1,606	187,683
	Shares	Value
Canada-(continued)
Boralex, Inc., Class A	10,383	$235,515
Boyd Group Services, Inc.	1,319	183,222
Brookfield Asset Management Ltd., Class A	2,082	128,665
Brookfield Business Corp., Class A	4,824	148,570
Brookfield Infrastructure Corp.	8,484	331,923
Brookfield Renewable Corp.	4,517	165,547
Brookfield Wealth Solutions Ltd.(b)	1,617	108,396
BRP, Inc.(a)	6,948	352,086
Cameco Corp.	5,527	415,879
Canaccord Genuity Group, Inc.	8,840	68,799
Canada Goose Holdings, Inc.(b)	4,995	54,735
Canadian Solar, Inc.(a)(b)	18,144	208,475
Canadian Utilities Ltd., Class A	9,833	274,389
Canfor Corp.(b)	19,167	188,267
Capstone Copper Corp.(b)	57,423	322,720
Cardinal Energy Ltd.(a)	22,374	116,357
Cargojet, Inc.(a)	924	66,118
Cascades, Inc.	17,575	114,790
Centerra Gold, Inc.	59,793	407,832
CES Energy Solutions Corp.	30,518	160,034
Champion Iron Ltd.	57,882	153,225
Chartwell Retirement Residences	24,618	315,348
Chemtrade Logistics Income Fund	26,377	214,633
Choice Properties REIT(a)	29,008	297,728
CI Financial Corp.	7,579	175,037
Cineplex, Inc.(a)(b)	11,788	94,812
Cogeco Communications, Inc.	5,828	262,999
Cogeco, Inc.(a)	1,431	60,581
Colliers International Group, Inc.	1,864	281,713
Crombie REIT(a)	17,932	186,512
CT REIT(a)	5,342	59,581
Definity Financial Corp.	5,493	296,591
dentalcorp Holdings Ltd.	17,802	103,911
Descartes Systems Group, Inc. (The)(b)	2,291	242,580
Dream Industrial REIT(a)	36,914	307,583
DREAM Unlimited Corp.	1,081	16,326
Dundee Precious Metals, Inc.	23,413	379,336
E-L Financial Corp. Ltd.	1,746	18,552
Enerflex Ltd.	32,911	263,040
Enghouse Systems Ltd.	4,714	78,251
EQB, Inc.	2,670	198,915
Equinox Gold Corp.(b)	64,177	391,779
Exchange Income Corp.(a)	5,420	257,093
Fiera Capital Corp.	17,252	81,733
First Capital REIT(a)	17,556	236,061
First Majestic Silver Corp.	31,939	254,579
FirstService Corp.	1,903	375,934
Fortuna Mining Corp., Class C(b)	53,198	343,995
Freehold Royalties Ltd.(a)	10,971	105,857
Gibson Energy, Inc.(a)	15,311	276,640
goeasy Ltd.	1,009	133,555
Granite REIT	8,441	446,243
H&R REIT(a)	28,547	239,311
Hudbay Minerals, Inc.	41,387	384,968
IAMGOLD Corp.(b)	99,226	671,770
IGM Financial, Inc.	14,375	477,035
Interfor Corp.(b)	10,402	93,746
International Petroleum Corp.(b)	15,921	267,446
InterRent REIT(a)	19,431	186,222
Ivanhoe Mines Ltd., Class A(a)(b)	12,069	94,366
Kelt Exploration Ltd.(b)	26,589	141,546
Killam Apartment REIT(a)	17,202	227,942
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Kinaxis, Inc.(b)	387	$57,562
Labrador Iron Ore Royalty Corp.	6,084	117,275
Lassonde Industries, Inc., Class A	65	10,096
Laurentian Bank of Canada	12,586	280,478
Leon’s Furniture Ltd.	441	8,692
Lightspeed Commerce, Inc.(b)	19,479	243,320
Linamar Corp.	4,498	217,978
Lundin Gold, Inc.	3,423	158,777
Major Drilling Group International, Inc.(b)	9,968	63,375
Maple Leaf Foods, Inc.(a)	12,770	270,077
Martinrea International, Inc.	9,054	54,486
Mattr Corp.(b)	7,831	69,613
MTY Food Group, Inc.	2,464	68,811
Mullen Group Ltd.(a)	17,302	164,817
New Gold, Inc.(b)	89,746	376,498
NFI Group, Inc.(b)	14,412	199,103
North West Co., Inc. (The)	6,954	239,219
NorthWest Healthcare Properties REIT(a)	70,765	242,614
NuVista Energy Ltd.(b)	32,970	349,124
Obsidian Energy Ltd.(b)	15,251	93,543
OR Royalties, Inc.(a)	10,212	283,488
Pan American Silver Corp.	16,904	457,645
Paramount Resources Ltd., Class A	13,339	205,601
Pason Systems, Inc.	10,038	84,875
Peyto Exploration & Development Corp.(a)	27,415	385,482
Precision Drilling Corp.(b)	4,071	229,764
Premium Brands Holdings Corp.	5,830	370,408
Primaris REIT	11,230	119,809
Quebecor, Inc., Class B	4,668	131,611
RB Global, Inc.	3,316	359,842
Richelieu Hardware Ltd.(a)	6,679	167,488
Russel Metals, Inc.	13,835	444,105
Sagicor Financial Co. Ltd.	1,052	5,859
Sandstorm Gold Ltd.	24,997	234,502
Secure Waste Infrastructure Corp.	39,276	430,103
Sienna Senior Living, Inc.(a)	13,590	175,951
Slate Grocery REIT, Class U	5,761	59,379
SmartCentres REIT(a)	9,648	177,252
Spin Master Corp.(c)	3,221	53,118
SSR Mining, Inc.(a)(b)	25,694	307,573
Stantec, Inc.	3,061	335,336
Stella-Jones, Inc.	7,521	429,702
SunOpta, Inc.(b)	10,193	59,423
Superior Plus Corp.	58,796	294,288
Tamarack Valley Energy Ltd.	70,338	276,763
Taseko Mines Ltd.(b)	26,977	82,928
Teekay Tankers Ltd., Class A(a)	2,280	96,558
Tilray Brands, Inc., Class 2(b)	234,669	136,319
TMX Group Ltd.	6,244	254,448
Topaz Energy Corp.(a)	7,620	141,923
Torex Gold Resources, Inc.(b)	15,408	434,975
TransAlta Corp.	41,732	503,181
Transcontinental, Inc., Class A	16,816	234,382
Trican Well Service Ltd.	19,424	79,941
Westshore Terminals Investment Corp.	3,181	64,906
Whitecap Resources, Inc.(a)	28,910	218,725
Winpak Ltd.	3,632	107,551
Xenon Pharmaceuticals, Inc.(a)(b)	1,756	53,628
		30,401,664
China-1.19%
AAC Technologies Holdings, Inc.	92,603	468,217
	Shares	Value
China-(continued)
Alibaba Health Information Technology Ltd.(a)(b)	152,714	$94,704
BOC Aviation Ltd.(c)	8,528	77,477
Bosideng International Holdings Ltd.	341,805	195,067
Budweiser Brewing Co. APAC Ltd.(a)(c)	246,256	258,506
CapitaLand China Trust	92,452	54,032
China Education Group Holdings Ltd.(c)	166,714	58,798
China Gold International Resources Corp. Ltd.	16,068	138,136
China Medical System Holdings Ltd.	134,662	228,643
China Ruyi Holdings Ltd.(b)	207,286	82,869
China Water Affairs Group Ltd.(a)	102,208	80,199
Chow Tai Fook Jewellery Group Ltd.(a)	281,784	470,605
CITIC Telecom International Holdings Ltd.	177,439	57,527
Damai Entertainment Holdings Ltd.(a)(b)	695,082	97,914
FIH Mobile Ltd.(b)	5,904	10,524
Hopson Development Holdings Ltd.(b)	55,594	26,766
HUTCHMED China Ltd.(b)	19,256	68,822
Jinchuan Group International Resources Co. Ltd.(d)	1,223,809	79,820
Kingboard Laminates Holdings Ltd.	117,746	151,179
Lee & Man Paper Manufacturing Ltd.	40,299	13,353
MMG Ltd.(a)(b)	380,608	185,060
Nexteer Automotive Group Ltd.	191,208	142,689
Nine Dragons Paper Holdings Ltd.(a)(b)	206,900	113,462
Powerlong Real Estate Holdings Ltd.(a)(b)	698,226	31,957
Silvercorp Metals, Inc.	16,772	73,151
Stella International Holdings Ltd.	52,305	103,880
Towngas Smart Energy Co. Ltd.(b)	86,035	43,692
VSTECS Holdings Ltd.(a)	213,677	247,291
Want Want China Holdings Ltd.	174,138	125,862
Wharf (Holdings) Ltd. (The)(a)	78,243	222,523
Xinyi Glass Holdings Ltd.(a)	238,498	245,841
		4,248,566
Colombia-0.09%
Aris Mining Corp.(b)	27,385	191,144
Parex Resources, Inc.	11,740	139,601
		330,745
Cyprus-0.01%
Bank of Cyprus Holdings PLC	5,532	41,661
Denmark-1.52%
ALK-Abello A/S(b)	2,210	64,326
Alm Brand A/S	116,873	323,405
Ambu A/S	2,314	33,888
Ascendis Pharma A/S, ADR(b)	571	99,069
Bavarian Nordic A/S(a)(b)	5,994	217,655
Cementir Holding N.V.	3,294	49,079
D/S Norden A/S	9,507	331,683
Demant A/S(b)	5,930	225,394
Dfds A/S(b)	10,529	189,633
FLSmidth & Co. A/S	8,139	480,323
GN Store Nord A/S(a)(b)	18,841	270,773
H. Lundbeck A/S	53,888	281,643
Jyske Bank A/S	3,135	315,739
Matas A/S(a)	6,235	128,303
Netcompany Group A/S(b)(c)	1,376	50,619
NKT A/S(b)	4,135	364,934
Novonesis (Novozymes) B, Class B	3,762	244,172
Per Aarsleff Holding A/S	1,139	123,060
Ringkjoebing Landbobank A/S	1,185	262,072
Rockwool A/S	5,124	225,257
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Denmark-(continued)
Royal Unibrew A/S	5,196	$389,898
Scandinavian Tobacco Group A/S(c)	9,786	128,487
Schouw & Co. A/S	829	78,330
Sydbank A/S	7,231	537,442
		5,415,184
Faroe Islands-0.03%
Bakkafrost P/F	2,568	103,028
Finland-0.74%
Citycon OYJ(a)	23,601	101,819
Hiab OYJ, Class B	4,729	323,675
Kalmar OYJ, Class B	5,971	270,251
Kemira OYJ	14,394	307,224
Kojamo OYJ(a)(b)	27,550	350,678
Konecranes OYJ	3,399	284,077
Mandatum OYJ	23,186	157,735
Metsa Board OYJ(a)	43,105	159,045
Nokian Renkaat OYJ(a)	59,322	534,140
Olvi OYJ	184	7,027
Sanoma OYJ	1,040	12,062
Terveystalo OYJ(c)	1,915	23,529
Tokmanni Group Corp.(a)	7,085	69,583
Vaisala OYJ, Class A	697	37,705
		2,638,550
France-3.26%
Aeroports de Paris S.A.(a)	3,029	368,723
Air France-KLM(b)	14,690	193,365
Altarea SCA(a)	130	16,092
Alten S.A.	4,051	330,213
ARGAN S.A.	745	56,079
Ayvens S.A.(c)	34,744	374,438
Beneteau SACA	8,719	81,181
bioMerieux	3,232	463,806
Carmila S.A.	3,124	61,558
Cie de L’Odet SE	11	18,530
Cie des Alpes	2,454	64,600
Clariane SE(b)	46,473	241,655
Coface S.A.	21,455	400,077
Criteo S.A., ADR(b)	5,999	146,016
Dassault Aviation S.A.	1,670	521,493
Derichebourg S.A.	21,903	144,455
Edenred SE	6,050	173,284
Elior Group S.A.(a)(b)(c)	32,290	96,172
Eramet S.A.(a)	3,287	182,298
Euroapi S.A.(b)	12,009	39,515
Eutelsat Communications SACA(a)(b)	23,548	84,517
FDJ United	8,973	280,706
Fnac Darty S.A.	3,241	110,036
Gaztransport Et Technigaz S.A.	1,645	310,309
Getlink SE	8,843	160,847
ICADE(a)	12,630	301,042
ID Logistics Group SACA(b)	157	79,045
Imerys S.A.	9,393	231,920
Ipsen S.A.	3,816	450,968
Ipsos S.A.	5,619	253,047
JCDecaux SE	10,459	172,458
Lectra	1,479	41,261
LISI S.A.	282	15,287
Mercialys S.A.	18,496	229,351
Mersen S.A.(a)	2,468	67,786
Metropole Television S.A.	9,885	144,819
Nexans S.A.	2,526	364,104
	Shares	Value
France-(continued)
Nexity S.A.(a)(b)	15,157	$198,078
OPmobility	17,025	261,449
Remy Cointreau S.A.(a)	2,884	171,722
Rubis S.C.A.	8,676	275,540
Sartorius Stedim Biotech	833	166,948
Societe BIC S.A.	3,826	233,316
SOITEC(b)	2,239	97,265
Solutions 30 SE(b)	24,773	49,668
Sopra Steria Group	1,166	251,972
Stef S.A.	72	10,896
Technip Energies N.V.	7,089	307,011
Television Francaise 1 S.A.(a)	19,660	188,531
Tikehau Capital S.C.A.(a)	440	9,847
Trigano S.A.(a)	1,497	256,040
Ubisoft Entertainment S.A.(b)	19,613	207,456
Vallourec SACA	26,102	489,255
Verallia S.A.(c)	10,722	345,982
Vicat S.A.	1,809	117,502
Virbac SACA	367	145,767
Viridien(b)	5,250	350,181
Vivendi SE	53,852	204,742
		11,610,221
Georgia-0.13%
Lion Finance Group PLC	3,494	351,005
TBC Bank Group PLC	1,630	104,401
		455,406
Germany-3.62%
AIXTRON SE	8,162	137,845
Aroundtown S.A.(b)	90,715	328,088
Auto1 Group SE(b)(c)	27,756	834,510
Bechtle AG	11,143	485,069
Bilfinger SE	4,645	501,201
CANCOM SE	6,921	203,345
Carl Zeiss Meditec AG, BR	3,110	171,995
CECONOMY AG(b)	23,149	117,309
Cewe Stiftung & Co. KGaA	107	12,290
CTS Eventim AG & Co. KGaA	1,701	192,648
Deutsche Pfandbriefbank AG(a)(c)	56,066	350,078
Deutsche Wohnen SE	2,519	64,084
Deutz AG	40,575	356,865
Draegerwerk AG & Co. KGaA, Preference Shares	1,054	84,343
Duerr AG	14,270	367,854
DWS Group GmbH & Co. KGaA(c)	6,784	407,446
Evotec SE(a)(b)	13,529	108,407
Fielmann Group AG	2,492	158,363
flatexDEGIRO AG	4,589	139,102
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	4,877	363,992
Gerresheimer AG	3,963	195,965
Grand City Properties S.A.(b)	17,680	223,565
GRENKE AG	3,205	65,465
Hella GmbH & Co. KGaA	466	46,322
HelloFresh SE(b)	16,809	177,395
Hensoldt AG	2,268	249,309
HOCHTIEF AG	366	79,983
Hornbach Holding AG & Co. KGaA	874	103,070
HUGO BOSS AG	3,660	170,958
Jenoptik AG	7,465	158,663
JOST Werke SE(c)	260	15,350
Jungheinrich AG, Preference Shares	5,219	200,674
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Kloeckner & Co. SE	8,615	$63,006
Krones AG	2,114	313,951
KSB SE & Co. KGaA, Preference Shares	55	58,899
KWS Saat SE & Co. KGaA	595	42,503
Mutares SE & Co. KGaA(a)	3,991	137,897
Nemetschek SE	1,166	174,236
Nordex SE(b)	17,933	441,474
ProSiebenSat.1 Media SE	26,945	246,327
Rational AG	176	136,262
SAF-Holland SE	8,594	155,484
Salzgitter AG	9,704	252,345
Sartorius AG, Preference Shares(a)	910	194,355
Scout24 SE(c)	3,834	513,887
SGL Carbon SE(a)(b)	8,387	32,939
Siltronic AG(a)	4,598	199,384
Sirius Real Estate Ltd.	167,405	230,289
Sixt SE	4,313	448,534
Softwareone Holding AG(b)	24,256	198,012
Stabilus SE	5,155	148,211
STO SE & Co. KGaA, Preference Shares	82	11,709
Stroeer SE & Co. KGaA	3,545	191,041
Suedzucker AG(a)	17,659	202,818
TAG Immobilien AG	12,933	208,548
TeamViewer SE(b)(c)	7,289	74,763
Traton SE	5,505	188,884
TUI AG(b)	31,028	280,758
United Internet AG	11,955	343,672
Wacker Chemie AG(a)	3,198	238,729
Wacker Neuson SE	2,610	68,478
Wuestenrot & Wuerttembergische AG	722	11,589
		12,880,537
Ghana-0.01%
Tullow Oil PLC(a)(b)	206,874	39,103
Hong Kong-1.48%
ASMPT Ltd.	50,873	430,371
Bank of East Asia Ltd. (The)	11,167	17,261
Cathay Pacific Airways Ltd.	210,967	313,564
Champion REIT	19,294	5,373
CK Infrastructure Holdings Ltd.	62,117	437,490
Cowell e Holdings, Inc.(b)	38,033	127,958
Crystal International Group Ltd.(c)	43,677	31,381
CTF Services Ltd.	10,779	10,567
Dah Sing Financial Holdings Ltd.	10,787	40,017
DFI Retail Group Holdings Ltd.	49,552	170,828
Fortune REIT	73,043	46,945
Futu Holdings Ltd., ADR	1,381	212,232
Grand Pharmaceutical Group Ltd.	85,303	94,342
Hang Lung Properties Ltd.	436,920	449,966
HK Electric Investments & HK Electric Investments Ltd.	87,966	68,573
HKBN Ltd.	117,476	74,625
Hongkong Land Holdings Ltd.	43,122	260,489
Hutchison Port Holdings Trust, Class U	81,068	16,160
Hysan Development Co. Ltd.	77,565	154,343
Johnson Electric Holdings Ltd.	55,260	162,871
Kerry Properties Ltd.	29,892	79,815
Luk Fook Holdings International Ltd.	28,567	74,542
Man Wah Holdings Ltd.	313,801	177,017
Melco International Development Ltd.(b)	92,653	64,067
Melco Resorts & Entertainment Ltd., ADR(a)(b)	19,090	165,129
	Shares	Value
Hong Kong-(continued)
Pacific Basin Shipping Ltd.(a)	341,953	$98,809
PAX Global Technology Ltd.	10,779	9,338
PCCW Ltd.	411,422	294,762
Power Assets Holdings Ltd.	38,494	253,448
Sino Land Co. Ltd.	116,100	133,828
Skyworth Group Ltd.(b)	172,563	67,835
Swire Properties Ltd.	56,829	152,314
United Energy Group Ltd.	1,356,837	98,300
United Laboratories International Holdings Ltd. (The)(a)	170,378	319,382
Vitasoy International Holdings Ltd.	43,611	50,914
VTech Holdings Ltd.	12,857	95,270
		5,260,126
Indonesia-0.09%
First Pacific Co. Ltd.	154,918	121,893
Nickel Industries Ltd.(a)	390,741	183,909
		305,802
Iraq-0.02%
Gulf Keystone Petroleum Ltd.	30,878	67,048
Ireland-0.30%
Cairn Homes PLC	78,570	194,863
Cimpress PLC(a)(b)	2,279	126,051
Dalata Hotel Group PLC	24,259	176,898
Glanbia PLC(a)	12,788	186,354
Glenveagh Properties PLC(b)(c)	52,275	111,823
Greencoat Renewables PLC	54,477	47,879
Greencore Group PLC	64,556	219,630
		1,063,498
Israel-2.37%
Airport City Ltd.(b)	6,553	117,005
Alony Hetz Properties & Investments Ltd.	27,195	283,885
Amot Investments Ltd.	24,990	170,631
Ashtrom Group Ltd.	6,156	128,468
Azrieli Group Ltd.	3,561	350,360
Bezeq The Israeli Telecommunication Corp. Ltd.	203,139	378,414
Big Shopping Centers Ltd.(b)	1,380	263,218
Cellcom Israel Ltd.(b)	5,244	47,466
Clal Insurance Enterprises Holdings Ltd.	6,302	302,571
Cognyte Software Ltd.(b)	5,388	49,893
Delek Automotive Systems Ltd.	1,359	10,641
Delek Group Ltd.	2,206	448,643
El Al Israel Airlines(b)	29,070	117,521
Elbit Systems Ltd.	1,725	796,924
Energean PLC(a)	10,659	128,898
Enlight Renewable Energy Ltd.(b)	5,591	137,477
Equital Ltd.(b)	277	12,037
Fattal Holdings 1998 Ltd.(b)	504	90,842
FIBI Holdings Ltd.	992	72,279
First International Bank of Israel Ltd. (The)	7,111	494,612
Formula Systems 1985 Ltd.	181	21,819
G City Ltd.	6,901	24,758
Harel Insurance Investments & Financial Services Ltd.(a)	14,742	445,038
Isracard Ltd.	14,287	58,603
Israel Corp. Ltd.	497	154,267
Kornit Digital Ltd.(b)	2,283	45,706
Melisron Ltd.	2,329	268,535
Migdal Insurance & Financial Holdings Ltd.(a)	26,465	80,882
Mivne Real Estate KD Ltd.	55,822	210,714
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Israel-(continued)
Mobileye Global, Inc., Class A(a)(b)	5,198	$74,020
Nova Ltd.(a)(b)	749	196,680
Oil Refineries Ltd.	169,383	44,374
Partner Communications Co. Ltd.	7,164	66,070
Paz Retail and Energy Ltd.	357	66,103
Perion Network Ltd.(b)	3,192	34,658
Phoenix Finance Ltd.	16,757	571,771
Plus500 Ltd.	13,452	598,242
Radware Ltd.(b)	2,200	56,320
Reit 1 Ltd.	9,128	59,934
Shikun & Binui Ltd.(b)	35,749	170,409
Shufersal Ltd.	18,164	219,910
Strauss Group Ltd.	5,141	138,242
Taboola.com Ltd.(b)	17,559	56,364
Tower Semiconductor Ltd.(b)	5,695	264,632
Wix.com Ltd.(b)	711	96,717
		8,426,553
Italy-2.52%
ACEA S.p.A.	11,351	252,644
Amplifon S.p.A.	7,086	119,635
Ariston Holding N.V.	12,210	63,752
Azimut Holding S.p.A.	7,012	239,055
Banca Generali S.p.A.	6,840	383,152
Banca IFIS S.p.A.	7,203	200,070
Banca Mediolanum S.p.A.	33,658	595,430
Banca Popolare di Sondrio S.p.A.	16,492	226,490
BFF Bank S.p.A.(b)(c)	25,661	305,547
Brembo N.V.(a)	23,880	229,604
Brunello Cucinelli S.p.A.	577	64,896
Credito Emiliano S.p.A.	9,970	151,574
Danieli & C. Officine Meccaniche S.p.A.(a)	8,187	352,844
Davide Campari-Milano N.V.(a)	41,519	286,816
De’ Longhi S.p.A.	8,604	283,027
DiaSorin S.p.A.	1,878	184,142
doValue S.p.A.(b)(c)	7,445	22,199
Enav S.p.A.(a)(c)	40,398	177,748
ERG S.p.A.(a)	8,157	177,236
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	4,774	47,199
Fincantieri S.p.A.(b)	15,852	307,675
Infrastrutture Wireless Italiane S.p.A.(a)(c)	26,662	316,132
Interpump Group S.p.A.(a)	7,103	292,279
Iren S.p.A.	151,874	436,194
Italgas S.p.A.	32,855	273,411
Maire S.p.A.	18,402	256,363
MFE-MediaForEurope N.V., Class A(a)	66,883	212,588
OVS S.p.A.(c)	52,279	217,053
Piaggio & C S.p.A.(a)	42,943	92,974
Pirelli & C. S.p.A.(c)	37,732	255,112
Prada S.p.A.	33,544	182,576
Recordati Industria Chimica e Farmaceutica S.p.A.	7,020	403,805
Reply S.p.A.	1,241	194,953
Saipem S.p.A.(a)	214,403	574,789
Salvatore Ferragamo S.p.A.(a)(b)	9,676	54,881
Sesa S.p.A.	662	49,996
SOL S.p.A.	1,128	60,365
Technogym S.p.A.(c)	10,127	156,711
	Shares	Value
Italy-(continued)
Webuild S.p.A.(a)	60,635	$273,699
Webuild S.p.A., Wts., expiring 08/31/2030(b)(d)	6,553	0
		8,974,616
Ivory Coast-0.07%
Endeavour Mining PLC	8,555	257,414
Japan-31.01%
77 Bank Ltd. (The)	13,020	450,644
ABC-MART, Inc.	11,633	218,134
ACOM Co. Ltd.	67,384	195,265
Activia Properties, Inc.	309	264,529
Adastria Co. Ltd.(a)	5,246	104,394
ADEKA Corp.	13,988	276,617
Advance Residence Investment Corp.(a)	306	316,235
AEON Financial Service Co. Ltd.	37,058	333,920
AEON Hokkaido Corp.	9,841	58,603
AEON REIT Investment Corp.(a)	260	222,116
Ahresty Corp.	14,523	76,811
Aica Kogyo Co. Ltd.	9,374	231,282
Aichi Financial Group, Inc.	7,408	132,980
Aichi Steel Corp.(a)	15,172	231,385
Aiful Corp.	28,540	84,502
Ain Holdings, Inc.	8,162	314,791
Air Water, Inc.	10,906	161,438
Aisan Industry Co. Ltd.	11,993	132,856
Alfresa Holdings Corp.	12,197	177,411
Alps Alpine Co. Ltd.	32,837	348,590
ALSOK Co. Ltd.	56,514	394,452
Amano Corp.	7,280	203,551
Anritsu Corp.	33,440	361,170
AOKI Holdings, Inc.	3,684	41,959
Aoyama Trading Co. Ltd.	18,326	278,559
Aozora Bank Ltd.	10,100	148,481
Arata Corp.	3,492	74,612
Arclands Corp.	14,447	167,147
Arcs Co. Ltd.	5,188	104,603
ARE Holdings, Inc.	15,933	188,190
Ariake Japan Co. Ltd.	1,215	53,928
artience Co. Ltd.	9,105	193,199
As One Corp.	5,573	87,756
Asahi Intecc Co. Ltd.	7,840	122,254
Asanuma Corp.	14,690	77,973
ASICS Corp.	32,038	754,717
ASKUL Corp.	9,312	93,195
Autobacs Seven Co. Ltd.	10,051	98,257
Awa Bank Ltd. (The)	2,540	53,954
Azbil Corp.	55,484	519,516
Bank of Nagoya Ltd. (The)	3,678	214,487
BayCurrent, Inc.	4,345	249,996
Belc Co. Ltd.	296	14,190
Bell System24 Holdings, Inc.	5,694	51,280
Bic Camera, Inc.(a)	27,142	283,973
BIPROGY, Inc.	10,042	405,766
BML, Inc.	4,139	96,316
Bunka Shutter Co. Ltd.	6,717	113,922
C. Uyemura & Co. Ltd.	696	44,668
Calbee, Inc.(a)	13,026	239,546
Canon Marketing Japan, Inc.	8,940	323,642
Capcom Co. Ltd.	12,180	310,679
Casio Computer Co. Ltd.(a)	52,344	415,528
Central Glass Co. Ltd.	3,610	78,136
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Chiba Kogyo Bank Ltd. (The)	7,460	$73,806
Chiyoda Corp.(b)	27,194	64,741
Chudenko Corp.	1,992	48,442
Chugin Financial Group, Inc.	24,563	319,542
Chugoku Marine Paints Ltd.	6,693	137,755
Citizen Watch Co. Ltd.	50,638	304,566
CKD Corp.	10,652	190,558
Colowide Co. Ltd.	4,698	60,775
Comforia Residential REIT, Inc.(a)	90	177,141
COMSYS Holdings Corp.	10,257	235,617
Cosmos Pharmaceutical Corp.	6,158	383,319
Create SD Holdings Co. Ltd.	4,801	109,701
Credit Saison Co. Ltd.	11,040	291,864
CyberAgent, Inc.	27,796	278,951
Dai-Dan Co. Ltd.	7,162	218,242
Daido Steel Co. Ltd.	29,794	229,892
Daihen Corp.	3,459	163,658
Daiichikosho Co. Ltd.	11,578	124,555
Daio Paper Corp.(a)	16,569	92,494
Daiseki Co. Ltd.	4,697	109,572
Daishi Hokuetsu Financial Group, Inc.	12,428	304,780
Daiwa House REIT Investment Corp.	139	232,924
Daiwa Office Investment Corp.	91	211,847
Daiwa Securities Living Investments Corp.	284	192,811
Daiwabo Holdings Co. Ltd.	7,645	140,874
DCM Holdings Co. Ltd.	18,942	180,449
DeNA Co. Ltd.(a)	14,971	233,787
Denka Co. Ltd.	12,387	175,015
Dexerials Corp.	12,713	184,173
DIC Corp.	9,178	181,528
Digital Garage, Inc.	1,775	46,799
DMG Mori Co. Ltd.	20,559	476,024
Doutor Nichires Holdings Co. Ltd.	6,534	108,752
Dowa Holdings Co. Ltd.	4,955	162,144
DTS Corp.	4,095	136,139
Duskin Co. Ltd.	5,088	134,601
DyDo Group Holdings, Inc.(a)	4,430	78,393
Eagle Industry Co. Ltd.	840	13,460
Earth Corp.(a)	3,968	128,477
EDION Corp.	18,222	242,786
Elecom Co. Ltd.	7,248	93,936
eRex Co. Ltd.(a)	10,045	49,741
Exedy Corp.	8,828	277,691
EXEO Group, Inc.	15,593	205,231
Ezaki Glico Co. Ltd.	9,569	296,073
FCC Co. Ltd.	9,939	199,901
Ferrotec Corp.	14,164	340,404
First Bank of Toyama Ltd. (The)(a)	8,326	59,803
Food & Life Cos. Ltd.	9,063	457,396
FP Corp.	8,550	152,730
Frontier Real Estate Investment Corp.(a)	364	208,042
Fuji Co. Ltd.(a)	7,873	106,146
Fuji Corp.	14,205	267,111
Fuji Media Holdings, Inc.	7,312	172,719
Fuji Oil Co. Ltd.(a)	12,325	232,391
Fuji Oil Co. Ltd.(a)	34,121	75,618
Fuji Seal International, Inc.	3,532	65,020
Fujimi, Inc.	5,299	79,177
Fujitec Co. Ltd.	8,625	319,907
Fukuda Denshi Co. Ltd.	1,722	80,309
Fukuoka REIT Corp.(a)	104	124,757
Fukuyama Transporting Co. Ltd.	4,569	109,004
	Shares	Value
Japan-(continued)
Furukawa Co. Ltd.	4,128	$65,801
Futaba Industrial Co. Ltd.	12,007	64,689
Fuyo General Lease Co. Ltd.	7,370	199,486
Geo Holdings Corp.	5,925	64,543
Global One Real Estate Investment Corp.	75	71,056
Glory Ltd.	11,122	286,570
GLP J-Reit	225	197,568
GMO Internet Group, Inc.	7,433	190,800
GMO Payment Gateway, Inc.	807	45,068
Godo Steel Ltd.	1,974	49,911
GOLDWIN, Inc.	2,497	128,833
GS Yuasa Corp.	11,190	201,226
GungHo Online Entertainment, Inc.	5,978	114,674
Gunma Bank Ltd. (The)	58,281	546,845
Gunze Ltd.	2,718	69,007
H.I.S. Co. Ltd.(a)	5,743	54,185
H.U. Group Holdings, Inc.	13,398	288,469
H2O Retailing Corp.	23,499	311,146
Hachijuni Bank Ltd. (The)	69,291	624,651
Hagiwara Electric Holdings Co. Ltd.	2,538	57,927
Hakuhodo DY Holdings, Inc.	20,484	161,524
Hamakyorex Co. Ltd.	1,880	18,228
Hamamatsu Photonics K.K.	34,868	426,430
Hanwa Co. Ltd.	3,038	122,632
Happinet Corp.	3,941	148,395
Harmonic Drive Systems, Inc.	2,586	49,128
Hazama Ando Corp.	42,750	454,252
Heiwa Corp.(a)	14,626	203,047
Heiwa Real Estate Co. Ltd.	3,360	49,294
Heiwa Real Estate REIT, Inc.	144	135,285
Heiwado Co. Ltd.	7,722	149,297
Hikari Tsushin, Inc.	844	227,377
Hino Motors Ltd.(a)(b)	67,859	165,259
Hirogin Holdings, Inc.	43,353	378,926
Hirose Electric Co. Ltd.	2,088	262,711
Hisamitsu Pharmaceutical Co., Inc.	8,930	240,883
Hogy Medical Co. Ltd.(a)	1,792	56,698
Hokkaido Electric Power Co., Inc.(a)	83,813	503,093
Hokkoku Financial Holdings, Inc.(a)	3,452	127,983
Hokuetsu Corp.(a)	26,746	180,347
Hokuhoku Financial Group, Inc.	22,520	476,642
Hokuriku Electric Power Co.(a)	60,774	315,810
Horiba Ltd.	5,641	415,698
Hoshino Resorts REIT, Inc.	76	132,126
Hoshizaki Corp.	11,283	387,144
Hosiden Corp.	10,834	168,766
House Foods Group, Inc.	9,080	168,252
Hulic Reit, Inc.	178	194,475
Hyakugo Bank Ltd. (The)	28,778	142,627
Hyakujushi Bank Ltd. (The)	4,427	145,901
Ichigo Office REIT Investment Corp.	84	53,310
Idec Corp.	3,851	58,170
IDOM, Inc.	21,700	140,452
Iino Kaiun Kaisha Ltd.(a)	16,896	116,076
Inaba Denki Sangyo Co. Ltd.	4,117	108,185
Inabata & Co. Ltd.(a)	12,877	279,952
Industrial & Infrastructure Fund Investment Corp.(a)	286	234,487
INFRONEER Holdings, Inc.	19,300	163,436
Internet Initiative Japan, Inc.	10,524	194,208
Invincible Investment Corp.	642	286,121
IRISO Electronics Co. Ltd.	3,161	60,848
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Ishihara Sangyo Kaisha Ltd.	6,516	$94,341
ITO EN Ltd.	12,614	274,515
Itochu Enex Co. Ltd.	7,466	100,441
Itoham Yonekyu Holdings, Inc.(a)	5,050	170,697
Itoki Corp.	5,192	79,622
Iyogin Holdings, Inc.	45,382	528,427
Izumi Co. Ltd.	7,173	151,309
J Trust Co. Ltd.	22,117	65,121
J. Front Retailing Co. Ltd.	18,260	246,639
Jaccs Co. Ltd.(a)	5,482	148,935
JAFCO Group Co. Ltd.	15,367	253,031
Japan Airport Terminal Co. Ltd.	3,899	118,651
Japan Aviation Electronics Industry Ltd.	10,718	172,128
Japan Excellent, Inc.(a)	179	165,939
Japan Hotel REIT Investment Corp.	472	259,925
Japan Lifeline Co. Ltd.	10,958	104,913
Japan Logistics Fund, Inc.(a)	302	187,840
Japan Petroleum Exploration Co. Ltd.	40,075	291,641
Japan Prime Realty Investment Corp.	436	287,006
Japan Real Estate Investment Corp.	359	291,777
Japan Securities Finance Co. Ltd.	5,463	66,249
Japan Steel Works Ltd. (The)(a)	11,716	724,079
Japan Wool Textile Co. Ltd. (The)	1,188	10,994
Jeol Ltd.	4,610	132,156
Joyful Honda Co. Ltd.	5,716	79,050
Juroku Financial Group, Inc.	5,757	198,948
JVCKenwood Corp.	45,075	357,172
Kadokawa Corp.(a)	9,686	235,725
Kaga Electronics Co. Ltd.	9,290	178,677
Kagome Co. Ltd.(a)	9,709	185,906
Kakaku.com, Inc.	10,703	182,282
Kaken Pharmaceutical Co. Ltd.	6,212	162,207
Kamigumi Co. Ltd.	12,346	347,669
Kanadevia Corp.	40,920	276,734
Kanamoto Co. Ltd.	6,914	155,382
Kandenko Co. Ltd.	20,939	497,030
Kaneka Corp.	4,328	122,760
Kanematsu Corp.	21,351	401,959
Katitas Co. Ltd.	3,401	57,144
Kato Sangyo Co. Ltd.	1,144	43,511
KDX Realty Investment Corp.	272	292,901
Keihan Holdings Co. Ltd.(a)	12,556	258,074
Keikyu Corp.	39,296	404,696
Keio Corp.	7,660	179,211
Keisei Electric Railway Co. Ltd.	32,032	269,272
Keiyo Bank Ltd. (The)	24,296	182,930
Kewpie Corp.	23,928	655,228
KH Neochem Co. Ltd.	3,732	70,778
Kinden Corp.	20,973	661,709
Kissei Pharmaceutical Co. Ltd.	4,637	136,890
Ki-Star Real Estate Co. Ltd.(a)	1,733	55,570
Kitz Corp.	6,765	56,858
Kiyo Bank Ltd. (The)	3,732	68,031
Kobayashi Pharmaceutical Co. Ltd.	7,224	254,565
Kobe Bussan Co. Ltd.	7,283	194,334
Koei Tecmo Holdings Co. Ltd.(a)	11,268	147,842
Kohnan Shoji Co. Ltd.	4,761	123,188
Kokusai Electric Corp.	5,172	114,384
Kokuyo Co. Ltd.	62,972	371,768
Komeri Co. Ltd.	4,306	88,885
Komori Corp.	7,308	70,501
Konoike Transport Co. Ltd.	3,680	78,915
	Shares	Value
Japan-(continued)
KOSE Corp.	6,006	$230,958
KPP Group Holdings Co. Ltd.(a)	15,157	78,052
K’s Holdings Corp.	20,167	202,145
Kumagai Gumi Co. Ltd.	8,551	254,899
Kumiai Chemical Industry Co. Ltd.	21,583	116,566
Kurabo Industries Ltd.	1,244	66,157
Kureha Corp.	11,369	259,798
Kusuri no Aoki Holdings Co. Ltd.	6,493	173,181
KYB Corp.	11,704	252,079
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,576	79,451
Kyoritsu Maintenance Co. Ltd.	4,890	117,971
Kyoto Financial Group, Inc.	17,200	311,791
Kyudenko Corp.	9,980	427,262
Kyushu Financial Group, Inc.	35,612	182,233
LaSalle Logiport REIT	230	219,355
Lasertec Corp.	1,262	127,403
Leopalace21 Corp.	39,994	188,839
Life Corp.	11,300	180,967
Lintec Corp.	10,026	201,436
Lion Corp.	22,936	223,913
M3, Inc.	26,658	328,526
Mabuchi Motor Co. Ltd.	18,272	264,719
Macnica Holdings, Inc.	33,426	437,440
Makino Milling Machine Co. Ltd.	5,039	386,156
Mandom Corp.	7,098	67,813
Marubun Corp.	7,346	53,633
Maruha Nichiro Corp., Class C	10,475	217,994
Marui Group Co. Ltd.	9,000	183,665
Maruichi Steel Tube Ltd.	8,536	206,779
Maruwa Co. Ltd.	466	140,745
Maruzen Showa Unyu Co. Ltd.	444	21,205
Matsui Securities Co. Ltd.(a)	11,668	57,147
Max Co. Ltd.	4,389	147,340
Maxell Ltd.	4,184	55,715
McDonald’s Holdings Co. (Japan) Ltd.(a)	7,846	313,951
MCJ Co. Ltd.	5,272	49,112
Medipal Holdings Corp.	13,676	226,901
Megachips Corp.	2,130	77,044
Megmilk Snow Brand Co. Ltd.	7,648	144,827
Meidensha Corp.	7,898	298,054
Meiko Electronics Co. Ltd.	3,900	191,501
MEITEC Group Holdings, Inc.	9,142	191,616
Menicon Co. Ltd.(a)	9,800	75,955
Milbon Co. Ltd.	3,288	55,562
Mirai Corp.	229	69,786
MIRAIT ONE Corp.	12,484	223,827
Mitsuba Corp.	10,979	62,317
Mitsubishi Estate Logistics REIT Investment Corp.(a)	189	150,916
Mitsubishi Logisnext Co. Ltd.	7,753	99,938
Mitsubishi Logistics Corp.	60,475	518,012
Mitsubishi Paper Mills Ltd.(a)	13,043	57,765
Mitsubishi Pencil Co. Ltd.	1,035	14,218
Mitsuboshi Belting Ltd.	3,216	76,761
Mitsui E&S Co. Ltd.	24,102	503,169
Mitsui Fudosan Logistics Park, Inc.	283	190,104
Mitsui High-Tec, Inc.(a)	10,548	53,103
Mitsui Matsushima Holdings Co. Ltd.	2,634	101,264
Mitsui-Soko Holdings Co. Ltd.	13,317	346,732
Mitsuuroko Group Holdings Co. Ltd.	396	5,613
Miura Co. Ltd.	11,751	234,782
Mixi, Inc.	9,870	226,330
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Mizuho Leasing Co. Ltd.	26,692	$205,439
Mizuno Corp.	11,640	212,466
Mochida Pharmaceutical Co. Ltd.	296	6,058
Modec, Inc.	6,127	261,574
Monex Group, Inc.	10,622	55,296
MonotaRO Co. Ltd.	10,959	195,542
Mori Hills REIT Investment Corp.(a)	173	156,663
Mori Trust REIT, Inc.(a)	271	132,133
Morinaga & Co. Ltd.	13,498	215,904
Morinaga Milk Industry Co. Ltd.	22,759	495,947
Morita Holdings Corp.	1,035	15,758
Musashi Seimitsu Industry Co. Ltd.(a)	14,438	311,471
Musashino Bank Ltd. (The)	2,140	52,876
Nabtesco Corp.	15,020	276,875
Nachi-Fujikoshi Corp.	3,599	77,137
Nagase & Co. Ltd.	6,101	120,480
Nagoya Railroad Co. Ltd.(a)	13,627	148,908
Nakanishi, Inc.	7,387	95,281
Nankai Electric Railway Co. Ltd.	12,786	205,794
Nanto Bank Ltd. (The)	5,108	153,507
NEXTAGE Co. Ltd.(a)	7,723	96,058
NHK Spring Co. Ltd.	33,674	379,926
Nichias Corp.	8,696	333,387
Nichicon Corp.	16,857	144,666
Nichiha Corp.	3,392	70,786
Nifco, Inc.	16,799	410,726
Nihon Kohden Corp.	24,876	274,154
Nihon M&A Center Holdings, Inc.	21,838	109,394
Nihon Parkerizing Co. Ltd.	5,424	49,579
Nikkon Holdings Co. Ltd.(a)	15,394	347,433
Nippn Corp.	9,961	143,931
Nippon Accommodations Fund, Inc.	249	195,475
Nippon Carbon Co. Ltd.	1,827	50,041
Nippon Chemi-Con Corp.(a)(b)	9,399	77,721
Nippon Densetsu Kogyo Co. Ltd.	2,740	52,131
Nippon Gas Co. Ltd.	14,435	263,127
Nippon Kayaku Co. Ltd.	20,835	194,951
Nippon Light Metal Holdings Co. Ltd.	12,875	149,704
Nippon Paper Industries Co. Ltd.(a)	20,215	149,029
Nippon Prologis REIT, Inc.	353	190,887
NIPPON REIT Investment Corp.	264	165,601
Nippon Seiki Co. Ltd.	7,260	74,535
Nippon Sheet Glass Co. Ltd.(b)	35,107	116,496
Nippon Shinyaku Co. Ltd.	11,355	244,980
Nippon Shokubai Co. Ltd.	31,963	364,123
Nippon Soda Co. Ltd.	7,620	173,105
Nippon Yakin Kogyo Co. Ltd.(a)	2,663	73,740
Nipro Corp.	27,317	252,038
Nishimatsu Construction Co. Ltd.	7,410	246,917
Nishimatsuya Chain Co. Ltd.(a)	7,620	112,485
Nishi-Nippon Financial Holdings, Inc.	28,604	452,735
Nishi-Nippon Railroad Co. Ltd.	7,657	109,142
Nisshin Oillio Group Ltd. (The)	3,850	131,171
Nisshinbo Holdings, Inc.	38,158	242,949
Nissui Corp.	37,179	217,501
Nitta Corp.	444	12,158
Nitto Boseki Co. Ltd.	3,457	151,549
Nitto Kogyo Corp.	4,465	98,861
NOF Corp.	25,074	500,108
Nojima Corp.	12,721	291,393
NOK Corp.	20,239	307,712
Nomura Co. Ltd.	16,325	99,523
	Shares	Value
Japan-(continued)
Nomura Real Estate Holdings, Inc.	46,796	$259,851
Noritake Co. Ltd.	4,711	134,310
Noritsu Koki Co. Ltd.	14,754	154,576
North Pacific Bank Ltd.	80,273	346,101
Npr-Riken Corp.(a)	4,813	81,136
NS Solutions Corp.(a)	8,370	196,711
NS United Kaiun Kaisha Ltd.(a)	2,761	76,779
NSD Co. Ltd.	6,035	144,638
NTN Corp.(a)	98,836	168,971
NTT UD REIT Investment Corp.	180	155,376
OBIC Co. Ltd.	12,072	430,665
Odakyu Electric Railway Co. Ltd.	23,520	253,985
Ogaki Kyoritsu Bank Ltd. (The)	4,249	80,187
Okamura Corp.	10,105	159,602
Okasan Securities Group, Inc.	29,866	129,470
Oki Electric Industry Co. Ltd.	12,042	125,557
Okinawa Electric Power Co., Inc. (The)(a)	9,689	61,997
OKUMA Corp.	11,850	323,048
Okumura Corp.	8,185	242,260
Onward Holdings Co. Ltd.	17,798	72,573
Open House Group Co. Ltd.	6,512	288,547
Open Up Group, Inc.	4,228	51,916
Organo Corp.	2,007	123,913
Orient Corp.	10,870	72,052
ORIX JREIT, Inc.	362	474,177
Osaka Soda Co. Ltd.	10,045	122,575
OSG Corp.(a)	17,774	230,450
Pacific Industrial Co. Ltd.	6,807	93,053
PALTAC Corp.	4,644	133,167
Paramount Bed Holdings Co. Ltd.	3,232	53,137
Park24 Co. Ltd.(a)	17,834	225,671
Pasona Group, Inc.	4,888	67,086
Penta-Ocean Construction Co. Ltd.	75,383	488,821
PHC Holdings Corp.(a)	7,754	47,616
Pigeon Corp.	24,520	271,613
Pilot Corp.	5,945	173,435
Piolax, Inc.(a)(b)	3,495	40,593
Pola Orbis Holdings, Inc.	17,751	150,137
Press Kogyo Co. Ltd.(a)	16,099	63,796
Prima Meat Packers Ltd.	5,765	91,200
Raito Kogyo Co. Ltd.	9,741	201,677
Rakuten Bank Ltd.(b)	6,205	289,626
Rakuten Group, Inc.(b)	30,548	154,877
Relo Group, Inc.	15,448	177,752
Rengo Co. Ltd.	23,419	136,105
Resorttrust, Inc.	18,462	229,161
Ricoh Leasing Co. Ltd.	2,676	97,573
Rinnai Corp.	20,167	498,770
Rohto Pharmaceutical Co. Ltd.	19,546	279,567
Round One Corp.	11,113	114,352
Ryobi Ltd.(a)	5,920	89,640
Saizeriya Co. Ltd.	2,706	95,124
Sakata INX Corp.	5,724	81,585
Sakata Seed Corp.	4,741	106,819
San-A Co. Ltd.	9,018	180,046
San-Ai Obbli Co. Ltd.	1,484	20,045
Sangetsu Corp.	9,053	180,538
San-In Godo Bank Ltd. (The)	19,954	168,366
Sanken Electric Co. Ltd.(b)	3,706	210,649
Sanki Engineering Co. Ltd.	6,970	205,492
Sankyo Co. Ltd.	24,016	449,054
Sankyu, Inc.	4,414	260,367
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Sanyo Denki Co. Ltd.	2,304	$143,151
Sapporo Holdings Ltd.(a)	7,051	326,927
Sawai Group Holdings Co. Ltd.	24,236	311,735
SCSK Corp.	14,910	464,864
Sega Sammy Holdings, Inc.	30,226	619,140
Seibu Holdings, Inc.	7,408	207,434
Seiko Group Corp.	7,058	196,602
Seiren Co. Ltd.	7,167	117,320
Sekisui House Reit, Inc.	501	260,794
Senko Group Holdings Co. Ltd.	26,606	358,821
Senshu Ikeda Holdings, Inc.(a)	76,543	326,466
Seria Co. Ltd.	9,909	182,860
Seven Bank Ltd.	140,737	253,305
Shibaura Machine Co. Ltd.	2,985	76,983
Shibuya Corp.	444	10,698
Shiga Bank Ltd. (The)(a)	6,330	254,730
Shikoku Electric Power Co., Inc.(a)	37,325	311,221
SHIMAMURA Co. Ltd.	4,102	297,614
Shinmaywa Industries Ltd.	11,110	134,363
Ship Healthcare Holdings, Inc.	12,613	176,361
SHO-BOND Holdings Co. Ltd.	4,132	132,202
Siix Corp.	8,203	66,999
Sinfonia Technology Co. Ltd.	2,454	154,435
SKY Perfect JSAT Holdings, Inc.	25,485	241,839
Skylark Holdings Co. Ltd.(a)	23,193	441,742
Socionext, Inc.(a)	21,994	415,313
SOSiLA Logistics REIT, Inc.	58	45,199
Sotetsu Holdings, Inc.	10,622	168,073
Square Enix Holdings Co. Ltd.	9,360	634,076
Star Asia Investment Corp.(a)	141	54,872
Star Micronics Co. Ltd.	5,993	69,058
Starts Corp., Inc.	4,362	132,163
Sugi Holdings Co. Ltd.	22,517	546,041
Sumida Corp.	10,490	71,642
Sumitomo Bakelite Co. Ltd.	12,868	373,915
Sumitomo Densetsu Co. Ltd.	1,392	60,615
Sumitomo Mitsui Construction Co. Ltd.	15,797	62,411
Sumitomo Osaka Cement Co. Ltd.	10,408	271,451
Sumitomo Pharma Co. Ltd.(b)	107,009	922,522
Sumitomo Riko Co. Ltd.	11,633	147,614
Sumitomo Seika Chemicals Co. Ltd.(a)	1,867	55,976
Sumitomo Warehouse Co. Ltd. (The)	8,457	175,764
Sun Frontier Fudousan Co. Ltd.	5,233	73,413
Sundrug Co. Ltd.	14,863	441,418
Suruga Bank Ltd.	28,869	266,356
SWCC Corp.	4,649	278,876
T Hasegawa Co. Ltd.	840	17,367
Tachi-S Co. Ltd.	5,717	67,839
Tadano Ltd.	12,986	93,621
Taihei Dengyo Kaisha Ltd.	644	27,744
Taikisha Ltd.	8,738	156,871
Taiyo Holdings Co. Ltd.	5,389	234,503
Takara Holdings, Inc.(a)	36,356	306,672
Takara Standard Co. Ltd.	1,035	17,732
Takasago International Corp.	1,244	59,761
Takasago Thermal Engineering Co. Ltd.	7,113	345,826
Takeuchi Manufacturing Co. Ltd.(a)	4,789	171,535
Takuma Co. Ltd.	9,627	139,534
Tama Home Co. Ltd.(a)	2,571	60,757
Tamron Co. Ltd.	7,760	46,727
Tamura Corp.(a)	15,119	48,396
TBS Holdings, Inc.	10,539	347,374
	Shares	Value
Japan-(continued)
TechnoPro Holdings, Inc.	12,038	$382,019
Teijin Ltd.	27,243	232,027
THK Co. Ltd.	10,544	296,982
TKC Corp.	2,436	73,321
Toa Corp.	12,770	159,853
TOA ROAD Corp.	7,496	80,383
Toagosei Co. Ltd.	13,696	134,529
Tocalo Co. Ltd.	1,384	18,557
Toda Corp.	42,763	273,259
Toei Co. Ltd.	4,038	139,751
Toho Bank Ltd. (The)	24,667	60,180
Toho Co. Ltd.	9,452	597,566
Toho Co. Ltd.(a)	3,606	77,939
Toho Gas Co. Ltd.	8,035	224,826
Toho Holdings Co. Ltd.(a)	13,511	456,887
Tokai Carbon Co. Ltd.	34,156	233,711
TOKAI Holdings Corp.	6,820	48,389
Tokai Rika Co. Ltd.	10,941	175,530
Tokai Tokyo Financial Holdings, Inc.	45,534	164,481
Token Corp.	1,436	132,929
Tokuyama Corp.	22,767	488,536
Tokyo Century Corp.	29,050	333,144
Tokyo Electron Device Ltd.	1,326	23,113
Tokyo Kiraboshi Financial Group, Inc.	6,407	276,802
Tokyo Metro Co. Ltd.(a)	6,664	71,952
Tokyo Ohka Kogyo Co. Ltd.	11,366	311,941
Tokyo Seimitsu Co. Ltd.	4,528	282,256
Tokyo Steel Manufacturing Co. Ltd.	19,446	202,743
Tokyu Construction Co. Ltd.	9,300	64,022
Tokyu REIT, Inc.(a)	128	166,776
TOMONY Holdings, Inc.	54,602	221,168
Tomy Co. Ltd.	12,429	263,192
Topcon Corp.	17,709	386,349
Topre Corp.	940	12,904
TORIDOLL Holdings Corp.	2,270	66,911
Toshiba TEC Corp.	5,026	100,682
Totetsu Kogyo Co. Ltd.	792	21,962
Towa Pharmaceutical Co. Ltd.	6,445	140,109
Toyo Construction Co. Ltd.	15,161	166,030
Toyo Engineering Corp.	13,261	119,545
Toyo Seikan Group Holdings Ltd.	12,040	249,863
Toyo Tire Corp.	12,304	261,140
Toyobo Co. Ltd.(a)	9,224	59,850
Toyota Boshoku Corp.	14,007	199,450
Transcosmos, Inc.	5,218	124,537
Trusco Nakayama Corp.	6,166	89,985
TS Tech Co. Ltd.(a)	19,760	237,743
TSI Holdings Co. Ltd.(a)	18,462	129,396
Tsubaki Nakashima Co. Ltd.(a)	13,966	32,410
Tsubakimoto Chain Co.	14,054	197,659
Tsugami Corp.	5,722	78,965
Tsumura & Co.	9,335	230,741
TV Asahi Holdings Corp.	9,445	177,827
TV TOKYO Holdings Corp.	2,240	54,403
UACJ Corp.	8,518	335,879
Ulvac, Inc.(a)	8,837	325,258
United Arrows Ltd.	4,329	62,951
United Super Markets Holdings, Inc.(a)	17,852	111,519
United Urban Investment Corp.	352	387,272
Universal Entertainment Corp.(b)	5,457	36,524
Ushio, Inc.	20,161	247,795
USS Co. Ltd.	37,450	407,865
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
UT Group Co. Ltd.	2,863	$48,431
V Technology Co. Ltd.	3,220	63,280
Valor Holdings Co. Ltd., Class C	4,854	85,900
Valqua Ltd.(a)	1,994	46,697
Wacoal Holdings Corp.	8,428	305,212
Wacom Co. Ltd.	25,777	111,215
Warabeya Nichiyo Holdings Co. Ltd.	4,791	85,867
Welcia Holdings Co. Ltd.	24,712	415,500
Workman Co. Ltd.	2,513	107,783
YAMABIKO Corp.	2,284	33,245
Yamae Group Holdings Co. Ltd.	4,546	78,247
Yamaguchi Financial Group, Inc.	31,983	362,742
Yamato Kogyo Co. Ltd.	5,054	284,173
Yamazen Corp.	17,407	154,603
Yaoko Co. Ltd.	2,559	165,947
Yellow Hat Ltd.	16,062	170,372
Yodogawa Steel Works Ltd.	11,180	86,231
Yokogawa Bridge Holdings Corp.	7,257	128,896
Yoshinoya Holdings Co. Ltd.(a)	7,015	152,348
Yuasa Trading Co. Ltd.	544	16,936
Yurtec Corp.	3,828	62,791
Zenkoku Hosho Co. Ltd.	12,996	277,834
Zensho Holdings Co. Ltd.(a)	5,985	315,590
Zeon Corp.	38,718	411,766
ZOZO, Inc.	18,389	182,408
		110,408,556
Luxembourg-0.14%
RTL Group S.A.(a)	8,526	337,057
SES S.A., FDR(a)	21,337	147,159
		484,216
Macau-0.11%
Sands China Ltd.	64,955	157,241
SJM Holdings Ltd.(a)(b)	357,479	141,402
Wynn Macau Ltd.	97,871	81,116
		379,759
Mexico-0.16%
Fresnillo PLC	31,104	574,690
Mongolia-0.01%
Mongolian Mining Corp.(b)	46,921	46,982
Netherlands-1.38%
AMG Critical Materials N.V.(a)	4,057	114,568
Arcadis N.V.	7,029	351,831
argenx SE, ADR(b)	376	252,044
Basic-Fit N.V.(a)(b)(c)	4,954	140,265
BE Semiconductor Industries N.V.(a)	1,387	187,950
Corbion N.V.(a)	10,939	208,208
CTP N.V.(c)	9,259	196,947
Eurocommercial Properties N.V.	5,418	165,859
Euronext N.V.(c)	1,761	284,687
Flow Traders Ltd.	8,727	262,158
Fugro N.V.	17,592	252,920
JDE Peet’s N.V.	8,065	239,871
Koninklijke BAM Groep N.V.	60,062	525,896
Koninklijke Heijmans N.V, CVA	1,739	111,164
Koninklijke Vopak N.V.(a)	9,771	468,141
OCI N.V.(b)	19,511	162,992
PostNL N.V.(a)	103,617	113,317
Redcare Pharmacy N.V.(a)(b)(c)	524	58,172
TKH Group N.V., CVA	7,676	316,666
	Shares	Value
Netherlands-(continued)
Van Lanschot Kempen N.V., CVA	6,710	$438,342
Wereldhave N.V.	2,712	55,673
		4,907,671
New Zealand-0.62%
a2 Milk Co. Ltd. (The)(a)	55,772	289,331
Air New Zealand Ltd.	26,058	8,916
Auckland International Airport Ltd.	87,293	388,093
Chorus Ltd.	16,362	84,136
Contact Energy Ltd.	42,285	227,102
Fisher & Paykel Healthcare Corp. Ltd.	11,191	242,993
Fletcher Building Ltd.(b)	42,431	75,854
Genesis Energy Ltd.	5,409	7,598
Infratil Ltd.	12,888	88,187
Kiwi Property Group Ltd.	16,153	9,281
Mainfreight Ltd.	1,460	51,001
Mercury NZ Ltd.	46,143	168,492
Meridian Energy Ltd.	62,189	209,516
Precinct Properties Group	13,499	10,039
Ryman Healthcare Ltd.(b)	33,074	48,719
SKYCITY Entertainment Group Ltd.(b)	8,059	4,851
Spark New Zealand Ltd.	70,649	101,234
Vector Ltd.(a)	2,121	5,506
Xero Ltd.(b)	1,729	199,485
		2,220,334
Nigeria-0.15%
Airtel Africa PLC(c)	198,114	534,408
Norway-2.21%
Aker ASA, Class A	1,178	81,459
Aker Solutions ASA, Class A	56,712	168,475
Austevoll Seafood ASA	21,393	197,726
BlueNord ASA(b)	837	40,138
Bonheur ASA	333	7,735
Borregaard ASA	7,602	147,290
DNO ASA	217,060	297,720
DOF Group ASA	6,752	62,095
Elkem ASA(b)(c)	139,101	324,618
Entra ASA(b)(c)	11,293	139,284
Europris ASA(c)	18,484	173,906
FLEX LNG Ltd.	4,304	107,510
Frontline PLC(a)	17,498	322,313
Gjensidige Forsikring ASA	22,166	585,609
Golden Ocean Group Ltd.(a)	33,148	270,488
Grieg Seafood ASA(b)	10,708	71,579
Hoegh Autoliners ASA	19,563	197,455
Kongsberg Gruppen ASA	17,557	526,965
Leroy Seafood Group ASA	59,697	272,759
MPC Container Ships ASA	156,443	288,931
Norconsult Norge AS	13,630	57,387
Nordic Semiconductor ASA(b)	13,390	182,838
Norske Skog ASA(b)(c)	18,957	42,988
Odfjell Drilling Ltd.	18,369	131,095
Opera Ltd., ADR	3,729	61,790
Protector Forsikring ASA	2,460	120,634
SalMar ASA	5,945	241,835
SFL Corp. Ltd.(a)	13,176	120,956
Solstad Offshore ASA(b)	12,912	62,989
SpareBank 1 Nord Norge	5,493	78,950
SpareBank 1 Oestlandet	1,219	22,816
SpareBank 1 SMN	11,569	215,912
SpareBank 1 Sør-Norge ASA, Class B	17,580	309,257
Sparebanken Norge	4,646	73,026
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Norway-(continued)
Stolt-Nielsen Ltd.(a)	6,474	$190,277
Storebrand ASA	19,282	275,014
TGS ASA	49,992	368,898
TOMRA Systems ASA	15,835	220,916
Var Energi ASA	77,138	265,387
Veidekke ASA	4,285	68,403
Vend Marketplaces ASA, Class A	7,867	311,891
Wallenius Wilhelmsen ASA	11,176	100,422
Wilh Wilhelmsen Holding ASA, Class A	1,404	65,074
		7,872,810
Peru-0.06%
Hochschild Mining PLC(a)	59,087	217,593
Poland-1.18%
Alior Bank S.A.(a)	10,992	297,230
Allegro.eu S.A.(b)(c)	24,931	245,446
Asseco Poland S.A.(a)	5,625	304,571
Bank Handlowy w Warszawie S.A.	1,265	37,020
Bank Millennium S.A.(a)(b)	46,572	181,786
Budimex S.A.(a)	1,000	150,199
CCC S.A.(a)(b)	3,592	185,230
CD Projekt S.A.(a)	2,621	175,691
Cyfrowy Polsat S.A.(a)(b)	58,577	236,003
Dino Polska S.A.(b)(c)	19,250	254,793
Enea S.A.	12,529	63,525
Eurocash S.A.	4,524	9,790
Grupa Azoty S.A.(a)(b)	1,710	8,530
Grupa Kety S.A.(a)	805	188,014
Jastrzebska Spolka Weglowa S.A.(a)(b)	22,916	143,953
KRUK S.A.(a)	1,542	169,557
LPP S.A.(a)	73	325,396
mBank S.A.(b)	987	234,236
Orange Polska S.A.(a)	80,766	189,040
PGE Polska Grupa Energetyczna S.A.(a)(b)	65,650	212,144
Santander Bank Polska S.A.	3,276	479,436
Tauron Polska Energia S.A.(b)	56,308	125,360
		4,216,950
Portugal-0.40%
Banco Comercial Portugues S.A., Class R	393,530	324,094
CTT-Correios de Portugal S.A.	9,738	82,308
Mota-Engil SGPS S.A.	12,312	63,096
Navigator Co. S.A. (The)(a)	52,499	185,964
NOS SGPS S.A.	36,702	151,734
REN - Redes Energeticas Nacionais SGPS S.A.	99,578	338,911
Sonae SGPS S.A.	191,398	276,982
		1,423,089
Singapore-2.19%
AEM Holdings Ltd.(b)	29,877	36,839
BW LPG Ltd.(a)(c)	24,083	321,560
CapitaLand Ascott Trust	383,918	264,478
CapitaLand India Trust(a)	135,070	123,693
CapitaLand Integrated Commercial Trust	1,747	2,952
CapitaLand Investment Ltd.	115,624	246,456
CDL Hospitality Trusts	20,132	12,372
City Developments Ltd.	90,101	426,899
ComfortDelGro Corp. Ltd.	149,047	175,366
ESR-REIT	55,296	117,197
Frasers Centrepoint Trust	136,409	232,807
Frasers Logistics & Commercial Trust(a)(c)	476,703	322,208
Genting Singapore Ltd.	388,112	219,105
	Shares	Value
Singapore-(continued)
Grab Holdings Ltd., Class A(b)	53,108	$259,698
Hafnia Ltd.(a)	49,622	273,901
IGG, Inc.	83,831	43,904
Jardine Cycle & Carriage Ltd.	15,694	318,058
Kenon Holdings Ltd.	1,675	79,784
Keppel DC REIT	140,736	256,322
Keppel Infrastructure Trust	174,820	59,161
Keppel REIT	371,778	271,566
Kulicke & Soffa Industries, Inc.(a)	6,138	201,081
Lendlease Global Commercial REIT	251,607	106,312
Mapletree Industrial Trust	231,932	361,851
Mapletree Logistics Trust(a)	218,708	194,647
Mapletree Pan Asia Commercial Trust(a)	371,885	368,801
NetLink NBN Trust(a)(c)	242,435	167,155
SATS Ltd.	88,503	216,126
Seatrium Ltd.	180,022	313,124
Sembcorp Industries Ltd.	86,964	517,514
Sheng Siong Group Ltd.	74,335	120,095
Singapore Exchange Ltd.	23,404	287,203
Singapore Post Ltd.	204,100	76,745
Singapore Technologies Engineering Ltd.	51,716	348,190
Suntec REIT	274,602	244,608
Venture Corp. Ltd.	21,813	216,543
		7,804,321
South Africa-0.05%
Scatec ASA(b)(c)	17,657	175,959
South Korea-9.13%
Amorepacific Corp.(a)	4,683	451,268
AMOREPACIFIC Holdings Corp.	7,230	160,697
Asiana Airlines, Inc.(b)	8,748	59,554
BGF retail Co. Ltd.	2,682	217,251
BH Co. Ltd.	6,484	67,934
Binggrae Co. Ltd.	619	36,158
BNK Financial Group, Inc.(a)	19,210	201,186
Celltrion, Inc.	1,684	215,894
Cheil Worldwide, Inc.	13,557	193,676
Chong Kun Dang Pharmaceutical Corp.	1,382	83,972
CJ CheilJedang Corp.	603	108,579
CJ Corp.(a)	2,670	296,801
CJ ENM Co. Ltd.(b)	4,003	188,680
CJ Logistics Corp.	3,454	220,309
Com2uSCorp.	2,625	72,804
Cosmax, Inc.	530	95,440
Coway Co. Ltd.	7,716	601,815
Daeduck Electronics Co. Ltd.	6,874	117,068
Daesang Corp.	11,212	189,329
Daesang Holdings Co. Ltd.	9,473	68,334
Daewoo Engineering & Construction Co. Ltd.(b)	53,184	143,082
Daishin Securities Co. Ltd.	7,142	131,156
Daou Data Corp.	4,148	47,908
Daou Technology, Inc.	445	11,196
DB HiTek Co. Ltd.	6,275	204,663
Delivery Hero SE(b)(c)	4,394	131,522
DL E&C Co. Ltd.	4,119	139,086
DL Holdings Co. Ltd.(a)	2,746	99,171
Dongjin Semichem Co. Ltd.	3,665	82,601
Dongwon Industries Co. Ltd.	298	9,823
Doosan Bobcat, Inc.(a)(b)	13,743	544,815
Doosan Co. Ltd.	3,736	1,596,419
DoubleDown Interactive Co. Ltd., ADR(b)	643	6,115
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
Ecopro BM Co. Ltd.(b)	1,088	$86,069
Ecopro Co. Ltd.	3,535	124,287
E-MART, Inc.	3,057	196,016
F&F Co. Ltd.	2,630	131,797
Gravity Co. Ltd., ADR(b)	348	21,583
Green Cross Corp.	1,025	106,678
Green Cross Holdings Corp.	1,263	14,496
GS Engineering & Construction Corp.	13,046	180,937
GS Holdings Corp.	2,913	103,072
GS P&L Co. Ltd.(b)	1,179	32,574
GS Retail Co. Ltd.	7,833	91,634
Hanjin Kal Corp.	958	74,945
Hankook & Co. Co. Ltd.	4,090	70,935
Hanmi Pharm Co. Ltd.	442	88,465
Hanon Systems(b)	44,598	104,825
Hansol Chemical Co. Ltd.	1,204	156,209
Hanwha Aerospace Co. Ltd.	2,067	1,474,706
Hanwha Corp.	4,756	339,678
Hanwha Investment & Securities Co. Ltd.(b)	12,083	50,532
Hanwha Life Insurance Co. Ltd.(b)	67,424	168,317
Hanwha Ocean Co. Ltd.(b)	5,248	421,877
Hanwha Systems Co. Ltd.	5,869	249,729
Hanwha Vision Co. Ltd.(b)	1,791	78,716
Harim Holdings Co. Ltd., Class C	18,558	125,049
HD Hyundai Construction Equipment Co. Ltd.	4,279	284,695
HD Hyundai Electric Co. Ltd.	707	251,594
HD Hyundai Heavy Industries Co. Ltd.(a)	1,488	522,227
HD Hyundai Infracore Co. Ltd.(b)	39,698	438,141
HD Hyundai Mipo Co. Ltd.	2,431	369,937
HDC Holdings Co. Ltd.	3,838	63,713
HDC Hyundai Development Co-Engineering & Construction, Class E	16,387	276,448
Hite Jinro Co. Ltd.	8,650	125,834
HK inno.N Corp.(b)	1,959	63,129
HL Mando Co. Ltd.	11,846	294,444
Hotel Shilla Co. Ltd.(a)(b)	5,773	194,082
HYBE Co. Ltd.(b)	930	172,851
Hyosung Advanced Materials Corp.	860	121,712
Hyosung Corp.	271	16,923
Hyosung Heavy Industries Corp.	943	822,033
Hyosung TNC Corp.	923	155,923
Hyundai Department Store Co. Ltd.	3,602	182,803
Hyundai Elevator Co. Ltd.	3,416	208,499
Hyundai Glovis Co. Ltd.	3,144	332,111
Hyundai Green Food Co. Ltd.	1,003	12,601
Hyundai Marine & Fire Insurance Co. Ltd.(b)	18,668	352,343
Hyundai Rotem Co. Ltd.	5,603	809,960
Hyundai Steel Co.	7,441	189,387
Hyundai Wia Corp.	4,693	167,477
iM Financial Group Co. Ltd.	25,106	249,792
Itcenglobal Co. Ltd.(b)	5,527	69,070
JB Financial Group Co. Ltd.(a)	22,011	365,319
Kakao Games Corp.(b)	4,159	51,166
KakaoBank Corp.	8,821	177,371
Kangwon Land, Inc.(a)	16,826	225,859
KCC Corp.	1,136	301,348
KCC Glass Corp.	208	4,842
KEPCO Plant Service & Engineering Co. Ltd.	3,881	145,231
KG Chemical Corp.	17,593	56,996
KG Dongbu Steel	15,716	66,863
KG Eco Solution Co. Ltd.	8,673	39,100
KIWOOM Securities Co. Ltd.	2,299	354,516
	Shares	Value
South Korea-(continued)
Kolmar Korea Co. Ltd.(b)	1,577	$110,071
Kolon Industries, Inc.(a)	4,379	129,255
Korea Aerospace Industries Ltd.	5,066	343,071
Korea Electric Terminal Co. Ltd.	1,639	78,017
Korea Gas Corp.	3,396	104,592
Korea Investment Holdings Co. Ltd.	6,795	695,631
Korea Line Corp.(b)	43,212	57,474
Korea Petrochemical Ind Co. Ltd.	1,266	92,681
Korean Reinsurance Co.	17,615	135,213
Krafton, Inc.(b)	2,283	537,545
Kumho Petrochemical Co. Ltd.(a)	1,664	145,660
Kumho Tire Co., Inc.(b)	6,986	23,296
L&F Co. Ltd.(b)	1,169	58,454
LF Corp.	605	8,649
LG Energy Solution Ltd.(b)	675	184,521
LG Uplus Corp.	21,186	223,017
LIG Nex1 Co. Ltd.	510	229,653
LOTTE Chilsung Beverage Co. Ltd.	1,033	96,394
LOTTE Corp.	6,310	127,231
LOTTE Fine Chemical Co. Ltd.	4,230	130,419
Lotte Rental Co. Ltd.	714	16,147
LOTTE Shopping Co. Ltd.	2,913	149,914
LS Electric Co. Ltd.(a)	2,301	507,860
LX International Corp.	12,169	280,470
LX Semicon Co. Ltd.	2,505	98,738
Macquarie Korea Infrastructure Fund(a)	18,925	160,837
Meritz Financial Group, Inc.(a)	2,735	227,135
Mirae Asset Securities Co. Ltd.(a)	37,351	509,810
Misto Holdings Corp.	5,328	137,168
NCSoft Corp.	2,203	305,868
Netmarble Corp.(c)	4,342	185,432
NH Investment & Securities Co. Ltd.	25,169	364,876
NHN Corp.	948	19,564
NongShim Co. Ltd.	754	209,229
OCI Holdings Co. Ltd.	3,998	268,054
Orion Corp.(a)	3,361	268,359
Orion Holdings Corp.	3,053	48,898
Otoki Corp.	55	15,750
Pan Ocean Co. Ltd.	90,176	272,517
Poongsan Corp.	6,269	723,064
POSCO Future M Co. Ltd.(b)	953	96,948
Posco International Corp.	6,427	224,708
S-1 Corp.	2,365	126,037
Samsung Biologics Co. Ltd.(b)(c)	304	232,264
Samsung Card Co. Ltd.	3,143	112,519
Samsung Heavy Industries Co. Ltd.(b)	16,775	228,969
Samsung Securities Co. Ltd.	10,721	543,495
Samyang Holdings Corp.(b)	105	6,340
SD Biosensor, Inc.(a)	13,503	97,035
Seah Besteel Holdings Corp.	2,972	66,714
SeAH Steel Holdings Corp.	172	24,886
Sebang Global Battery Co. Ltd.	1,180	56,201
Seegene, Inc.	8,590	182,850
Seoul Semiconductor Co. Ltd.(b)	8,974	45,841
Seoyon E-Hwa Co. Ltd.	3,689	32,728
SFA Engineering Corp.(b)	4,258	75,098
Shinsegae, Inc.(a)	1,804	222,886
Simmtech Co. Ltd.	2,863	46,847
SK Chemicals Co. Ltd.	712	34,728
SK Discovery Co. Ltd.	316	12,418
SK Gas Ltd.	283	53,934
SK IE Technology Co. Ltd.(b)(c)	1,179	23,372
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
SK Networks Co. Ltd.	24,460	$80,233
SK Square Co. Ltd.(a)(b)	4,329	466,278
SKC Co. Ltd.(a)(b)	2,513	180,833
SL Corp.	3,951	94,171
SOLUM Co. Ltd.(b)	2,958	35,061
Soulbrain Co. Ltd.	512	86,827
Sungwoo Hitech Co. Ltd.	18,002	76,682
Taihan Electric Wire Co. Ltd.(b)	6,786	76,160
UNID Co. Ltd.	1,047	63,257
WONIK IPS Co. Ltd.	6,759	157,843
Wooree Bio Co. Ltd.(b)	27,525	45,460
Youngone Corp.	4,103	178,342
Youngone Holdings Co. Ltd.	207	20,978
Yuhan Corp.	3,530	297,243
		32,510,492
Spain-1.57%
Acciona S.A.(a)	1,906	366,635
Almirall S.A.(a)	12,721	153,574
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	20,990	118,966
Befesa S.A.(c)	7,978	239,930
CIE Automotive S.A.	5,186	156,161
Construcciones y Auxiliar de Ferrocarriles S.A.	2,909	176,676
Corporacion ACCIONA Energias Renovables S.A.(a)	7,718	208,400
Ebro Foods S.A.(a)	2,712	53,101
EDP Renovaveis S.A.(a)	33,510	394,586
Elecnor, S.A.	2,802	76,416
Ence Energia y Celulosa S.A.(a)	19,413	61,269
Faes Farma S.A.	15,935	79,166
Fluidra S.A.	11,707	292,837
Gestamp Automocion S.A.(a)(c)	56,404	212,646
Grupo Catalana Occidente S.A.	2,114	118,235
Indra Sistemas S.A.(a)	14,875	617,991
Inmobiliaria Colonial SOCIMI S.A.	72,065	478,648
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	30,803	47,596
Logista Integral S.A.(a)	3,409	108,214
Melia Hotels International S.A.	8,570	76,318
Obrascon Huarte Lain S.A.(b)	181,256	68,280
Prosegur Cia de Seguridad S.A.	22,990	68,284
Sacyr S.A.	91,321	375,036
Tecnicas Reunidas S.A.(b)	9,263	228,788
Unicaja Banco S.A.(c)	76,935	202,732
Vidrala S.A.(a)	2,239	241,728
Viscofan S.A.	5,481	376,153
		5,598,366
Sweden-3.79%
AAK AB	15,018	387,495
AcadeMedia AB (publ)(c)	6,789	62,353
AddLife AB, Class B	8,604	151,975
Addtech AB, Class B	8,468	285,538
AFRY AB	13,753	213,519
Alleima AB	34,827	246,864
Arjo AB, Class B	33,943	118,641
Atea ASA(b)	3,414	47,260
Atrium Ljungberg AB(a)	26,933	87,374
Attendo AB(c)	8,788	61,590
Avanza Bank Holding AB(a)	5,808	214,610
Axfood AB(a)	13,832	413,414
	Shares	Value
Sweden-(continued)
Beijer Ref AB(a)	16,056	$270,344
Betsson AB, Class B	16,133	273,994
Bilia AB, Class A	4,513	53,185
Billerud AB(a)	24,998	212,892
Bravida Holding AB(c)	21,625	203,540
Bure Equity AB	2,005	59,369
Catena AB	2,995	135,705
Cibus Nordic Real Estate AB (publ)(a)	5,266	93,584
Cint Group AB(a)(b)	67,351	49,238
Clas Ohlson AB, Class B	3,056	106,653
Cloetta AB, Class B(a)	23,764	76,657
Corem Property Group AB, Class B(a)	194,027	86,803
Dios Fastigheter AB	13,889	91,523
Dometic Group AB(a)(c)	66,998	339,457
Dustin Group AB(a)(b)(c)	177,640	29,149
Electrolux Professional AB(a)	7,537	51,366
Elekta AB, Class B	55,346	273,741
Embracer Group AB, Class A(a)(b)	8,955	92,915
EQT AB(a)	8,092	271,284
Fabege AB(a)	41,903	352,011
Fastighets AB Balder, Class B(a)(b)	27,482	186,121
Getinge AB, Class B(a)	13,565	268,558
Granges AB	12,841	172,706
Hexpol AB(a)	33,234	287,041
Hufvudstaden AB, Class A(a)	12,664	153,705
Indutrade AB	12,711	309,610
Instalco AB(c)	20,864	54,797
Intrum AB(a)(b)	60,169	348,401
Investment AB Latour, Class B	3,379	86,523
Inwido AB	3,275	61,076
JM AB(a)	20,893	300,300
L E Lundbergforetagen AB, Class B	4,044	197,850
Lagercrantz Group AB, Class B(a)	3,798	88,445
Lifco AB, Class B	6,492	231,950
Lindab International AB(a)	8,408	177,258
Loomis AB	9,571	379,573
MEKO AB	1,254	11,000
Modern Times Group MTG AB, Class B(b)	8,903	91,804
Munters Group AB(c)	6,019	84,963
Mycronic AB(a)	6,236	135,723
NCAB Group AB (publ)(b)	16,485	89,354
NCC AB, Class B	19,062	362,034
New Wave Group AB, Class B	9,458	113,610
Nolato AB, Class B	23,268	138,056
Nordnet AB publ(a)	4,171	112,982
Nyfosa AB	22,204	193,074
Pandox AB	7,047	125,803
Peab AB, Class B	33,796	254,932
Ratos AB, Class B	33,151	117,711
Saab AB, Class B(a)	6,814	371,759
Sagax AB, Class B(a)	8,884	188,603
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	950,640	478,074
Scandic Hotels Group AB(c)	24,433	203,219
Stillfront Group AB(b)	67,337	35,005
Storskogen Group AB, Class B	185,207	215,605
Sweco AB, Class B	16,201	256,334
Swedish Orphan Biovitrum AB, Class B(b)	13,755	379,355
Thule Group AB(c)	11,481	325,683
Vitrolife AB(a)	3,383	49,863
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Wallenstam AB, Class B(a)	37,763	$171,667
Wihlborgs Fastigheter AB(a)	27,679	272,824
		13,496,994
Switzerland-3.41%
Accelleron Industries AG(b)	4,135	376,716
Allreal Holding AG(b)	1,744	394,563
ALSO Holding AG	812	245,308
Arbonia AG	5,222	35,376
Aryzta AG(b)	3,570	335,138
Avolta AG(b)	4,237	220,309
Bachem Holding AG(a)(b)	1,371	115,530
Banque Cantonale Vaudoise(a)	2,845	329,317
Belimo Holding AG	433	504,018
Bell Food Group AG(b)	31	9,817
BKW AG	2,138	477,474
Bossard Holding AG, Class A	266	56,389
Bucher Industries AG	476	224,846
Burckhardt Compression Holding AG	222	197,760
Cembra Money Bank AG	4,024	451,726
Comet Holding AG	418	105,270
CRISPR Therapeutics AG(a)(b)	3,915	220,258
Daetwyler Holding AG, BR	518	92,275
DKSH Holding AG	2,945	203,698
DocMorris AG(b)	2,253	21,102
dormakaba Holding AG(b)	320	308,980
EFG International AG(b)	10,218	202,578
Emmi AG	201	183,006
EMS-Chemie Holding AG	519	408,445
Flughafen Zureich AG(b)	1,406	396,360
Forbo Holding AG(a)	136	129,030
Galderma Group AG, Class A	877	135,195
Garrett Motion, Inc.(a)	7,115	92,780
Georg Fischer AG	2,673	209,157
Huber + Suhner AG	1,830	244,413
Implenia AG	1,339	90,149
INFICON HOLDING AG(a)	935	112,532
International Workplace Group PLC	127,503	372,779
Interroll Holding AG, Class R	46	129,567
Kardex Holding AG	349	134,422
Komax Holding AG, Class R	390	53,396
Landis+Gyr Group AG(b)	5,225	426,749
Luzerner Kantonalbank AG	627	56,576
Mobilezone Holding AG(a)	4,300	59,997
Mobimo Holding AG(b)	536	209,978
OC Oerlikon Corp. AG	39,585	193,443
On Holding AG, Class A(b)	1,436	69,746
SFS Group AG(b)	1,655	213,922
Siegfried Holding AG(b)	1,768	197,722
SIG Group AG(b)	12,446	201,411
St Galler Kantonalbank AG	131	79,951
Stadler Rail AG	8,721	230,524
Straumann Holding AG	2,780	338,798
Sulzer AG	1,895	364,709
Swissquote Group Holding S.A.	320	212,675
Tecan Group AG, Class R(b)	1,007	199,427
Temenos AG	3,584	320,649
u-blox Holding AG(b)	429	53,433
Valiant Holding AG	1,530	240,878
VAT Group AG(c)	827	289,677
Vaudoise Assurances Holding S.A.	83	64,075
	Shares	Value
Switzerland-(continued)
Vontobel Holding AG, Class R	3,292	$240,092
Zehnder Group AG	646	56,931
		12,141,042
Taiwan-0.02%
FIT Hon Teng Ltd.(a)(b)(c)	256,978	86,500
Turkey-0.19%
Eldorado Gold Corp.(b)	32,506	667,495
Ukraine-0.01%
Ferrexpo PLC(b)	56,927	34,681
United Kingdom-6.72%
4imprint Group PLC	1,967	93,361
AG Barr PLC	4,265	38,824
AJ Bell PLC	10,153	72,056
Allfunds Group PLC	35,450	246,184
Ashmore Group PLC	63,939	147,666
ASOS PLC(a)(b)	20,146	82,601
Assura PLC	438,405	289,284
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	31,942	29,441
Auto Trader Group PLC(c)	29,003	320,842
Babcock International Group PLC	36,504	501,506
Bakkavor Group PLC(c)	13,724	42,574
Balfour Beatty PLC	32,620	233,596
Beazley PLC	24,147	285,100
Big Yellow Group PLC	24,018	296,739
Bodycote PLC	24,340	204,715
Breedon Group PLC	43,353	207,089
Bridgepoint Group PLC(c)	12,722	54,960
Chemring Group PLC	29,545	214,405
Clarkson PLC	2,495	113,840
Close Brothers Group PLC(b)	68,196	363,173
Coats Group PLC	93,745	91,622
Computacenter PLC	9,227	279,440
ConvaTec Group PLC(c)	140,870	434,912
Cranswick PLC	6,312	442,953
Crest Nicholson Holdings PLC(a)	26,227	63,255
Currys PLC(b)	55,941	83,415
CVS Group PLC	3,165	51,341
Deliveroo PLC(b)(c)	92,987	217,794
Derwent London PLC	17,052	434,282
Diploma PLC	5,724	406,031
Domino’s Pizza Group PLC	38,790	123,037
Dowlais Group PLC	115,948	107,350
Dr. Martens PLC	111,917	119,627
Dunelm Group PLC	13,692	220,088
easyJet PLC	67,824	440,688
Elementis PLC	54,146	124,153
Empiric Student property PLC	39,655	50,498
Endava PLC, ADR(a)(b)	2,983	38,182
Essentra PLC	28,271	39,095
Evoke PLC(b)	49,453	46,111
Firstgroup PLC	94,486	281,698
Frasers Group PLC(a)(b)	25,459	230,977
Future PLC	19,299	180,865
Games Workshop Group PLC	1,826	392,043
Gamma Communications PLC	3,809	54,778
GB Group PLC	13,968	43,122
Genuit Group PLC	26,463	136,206
Genus PLC	6,882	225,853
Grafton Group PLC	28,403	333,659
Grainger PLC	80,890	219,139
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Great Portland Estates PLC	52,846	$236,914
Greggs PLC	10,384	216,372
Halfords Group PLC	30,799	58,515
Hammerson PLC	50,854	199,129
Harbour Energy PLC	72,474	190,992
Hays PLC	95,051	80,063
Hikma Pharmaceuticals PLC	9,383	243,021
Hill & Smith PLC	5,835	157,369
Hilton Food Group PLC	6,089	68,408
Howden Joinery Group PLC	24,830	288,034
Hunting PLC	22,721	94,498
Ibstock PLC(a)(c)	45,355	89,967
InterContinental Hotels Group PLC	1,731	199,542
J D Wetherspoon PLC	14,436	143,372
James Halstead PLC	3,956	7,692
JET2 PLC	7,185	154,213
John Wood Group PLC(a)(b)(d)	100,974	22,176
Just Group PLC	101,152	281,889
Keller Group PLC	6,853	119,943
Kier Group PLC	92,862	243,248
Lancashire Holdings Ltd.	29,185	241,492
Liontrust Asset Management PLC	10,191	47,928
LondonMetric Property PLC	202,982	511,883
Marshalls PLC	37,168	101,623
Mitchells & Butlers PLC(b)	14,298	52,214
Mitie Group PLC	134,533	249,972
Mobico Group PLC(b)	100,466	48,167
Molten Ventures PLC(b)	12,813	60,040
MONY Group PLC	64,153	170,082
Morgan Advanced Materials PLC	28,601	87,683
Morgan Sindall Group PLC	3,326	202,199
Ninety One PLC	51,580	128,088
Ocado Group PLC(a)(b)	52,847	219,476
OSB Group PLC	69,109	506,549
Oxford Instruments PLC	3,772	90,351
PageGroup PLC	43,307	151,787
Paragon Banking Group PLC	34,256	409,355
Pepco Group N.V.(a)(c)	29,529	183,627
Petershill Partners PLC(c)	21,938	68,061
Petrofac Ltd.(a)(b)(d)	387,808	1,020
Pets at Home Group PLC	93,458	282,093
Pinewood Technologies Group PLC(b)	11,913	76,053
Playtech PLC	15,370	80,842
Polar Capital Holdings PLC	4,858	30,472
Premier Foods PLC	43,722	111,346
Primary Health Properties PLC	205,106	260,308
QinetiQ Group PLC	66,606	437,569
Quilter PLC(c)	114,077	255,423
Rathbones Group PLC	2,588	65,377
Renew Holdings PLC	5,574	62,372
Renishaw PLC	3,051	119,856
Rightmove PLC	23,577	254,951
Rotork PLC	74,733	321,201
RWS Holdings PLC	15,051	17,830
S4 Capital PLC(a)	118,207	37,391
Safestore Holdings PLC	29,550	262,568
Savills PLC	15,212	196,683
Senior PLC	58,302	155,682
Serco Group PLC	209,459	578,337
Serica Energy PLC	36,899	82,182
Shaftesbury Capital PLC	100,578	210,022
Softcat PLC	8,032	173,105
	Shares	Value
United Kingdom-(continued)
Spirax Group PLC	2,829	$236,899
Spire Healthcare Group PLC(c)	22,133	63,501
Spirent Communications PLC	97,591	251,442
SSP Group PLC	87,299	196,590
Supermarket Income REIT PLC	141,404	149,147
Telecom Plus PLC	7,468	182,316
THG PLC(a)(b)	306,221	122,337
TORM PLC, Class A(a)	9,682	179,037
TP ICAP Group PLC	106,019	428,852
Travis Perkins PLC	18,368	131,867
Tritax Big Box REIT PLC	101,455	189,105
Unite Group PLC (The)	34,995	345,735
Vesuvius PLC	39,473	185,592
Victrex PLC	9,391	85,191
Watches of Switzerland Group PLC(b)(c)	35,947	165,662
WH Smith PLC	12,996	175,783
Wise PLC, Class A(b)	4,779	63,973
Workspace Group PLC	18,101	95,116
Yellow Cake PLC(a)(b)(c)	9,312	60,167
Zigup PLC	34,988	155,175
		23,912,274
United States-1.46%
Alkermes PLC(b)	5,784	153,218
Atlassian Corp., Class A(b)	862	165,314
Bausch + Lomb Corp.(b)	4,815	65,962
Burford Capital Ltd.	7,576	96,307
Buzzi S.p.A.	11,604	607,736
Carnival PLC, ADR(a)(b)	12,612	343,047
Constellium SE(b)	17,015	233,276
Curaleaf Holdings, Inc.(a)(b)	14,925	20,403
CyberArk Software Ltd.(b)	207	85,174
Diversified Energy Co. PLC(a)(c)	15,319	230,242
Dole PLC	10,636	151,457
Ferrovial SE	5,387	276,964
Galaxy Digital, Inc.(b)	4,184	118,933
GFL Environmental, Inc.	9,799	494,575
Inmode Ltd.(b)	3,602	49,203
MDA Space Ltd.(b)	8,694	243,989
Monday.com Ltd.(b)	96	25,180
Oracle Corp.	2,817	305,260
Reliance Worldwide Corp. Ltd.	95,387	262,709
RHI Magnesita N.V.	345	10,885
Samsonite Group S.A.(a)(c)	130,226	265,623
Sims Ltd.	12,368	120,236
Sinch AB(a)(b)(c)	138,108	475,549
SolarEdge Technologies, Inc.(a)(b)	13,485	346,025
Titan S.A.	1,078	43,191
		5,190,458
Total Common Stocks & Other Equity Interests (Cost $316,854,215)		355,145,895
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $37,678)	37,678	37,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $316,891,893)		355,183,573
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.26%
Invesco Private Government Fund, 4.32%(e)(f)(g)	14,167,962	$14,167,962
Invesco Private Prime Fund, 4.46%(e)(f)(g)	36,594,771	36,602,090
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,770,437)		50,770,052
TOTAL INVESTMENTS IN SECURITIES-114.02% (Cost $367,662,330)		405,953,625
OTHER ASSETS LESS LIABILITIES-(14.02)%		(49,901,245)
NET ASSETS-100.00%		$356,052,380

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
REIT-Real Estate Investment Trust
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $14,913,551, which represented 4.19% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,960,486	$(10,922,808)	$-	$-	$37,678	$4,918
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,509,156	37,961,245	(41,302,439)	-	-	14,167,962	578,502 *
Invesco Private Prime Fund	45,772,846	88,879,926	(98,045,846)	1,914	(6,750)	36,602,090	1,543,259 *
Total	$63,282,002	$137,801,657	$(150,271,093)	$1,914	$(6,750)	$50,807,730	$2,126,679

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Emerging Markets ETF (PXH)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Brazil-10.11%
Ambev S.A.	1,457,677	$3,244,171
B3 S.A. - Brasil, Bolsa, Balcao	1,095,082	2,460,661
Banco Bradesco S.A., Preference Shares	4,116,706	11,419,465
Banco BTG Pactual S.A., Series CPO	81,100	566,833
Banco do Brasil S.A.	1,181,296	4,156,707
Banco Santander Brasil S.A., Series CPO	133,500	630,235
Braskem S.A., Class A, Preference Shares(a)	153,209	238,630
BRF S.A.	239,500	857,718
Centrais Eletricas Brasileiras S.A.	544,362	3,676,367
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	88,792	1,717,777
Cia Energetica de Minas Gerais, Preference Shares	1,011,308	1,865,985
Cia Paranaense de Energia - Copel, Class B, Preference Shares	884,580	1,873,899
Cia Siderurgica Nacional S.A.	882,882	1,264,741
Cosan S.A.(a)	731,365	774,664
Embraer S.A.	98,167	1,414,322
Energisa S.A.	43,400	353,957
Equatorial Energia S.A.	288,500	1,755,668
Gerdau S.A., Preference Shares	1,341,354	4,034,688
Hapvida Participacoes e Investimentos S.A.(a)(b)	178,886	1,056,659
Itau Unibanco Holding S.A., Preference Shares	1,989,535	12,494,673
Itausa S.A., Preference Shares	449,949	831,818
Klabin S.A.	330,580	1,098,282
Localiza Rent a Car S.A.	186,200	1,151,746
Lojas Renner S.A.	196,821	571,983
Marfrig Global Foods S.A.	361,600	1,375,728
Metalurgica Gerdau S.A., Preference Shares	1,189,400	1,990,636
Motiva Infraestrutura de Mobilidade S.A.	226,300	497,585
Natura Cosmeticos S.A.(a)	544,500	878,234
Petroleo Brasileiro S.A., Preference Shares	8,144,945	47,485,689
Sendas Distribuidora S.A.	270,100	453,982
Suzano S.A.	239,668	2,232,486
Telefonica Brasil S.A.	405,580	2,280,529
TIM S.A.	140,000	517,884
Ultrapar Participacoes S.A.	620,292	1,902,352
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares(a)	244,600	191,362
Vale S.A.	2,999,361	28,640,601
Vibra Energia S.A.	1,216,298	4,607,922
WEG S.A.	78,800	522,326
		153,088,965
Canada-0.02%
Canadian Solar, Inc.(a)(c)	25,666	294,902
Chile-0.44%
Banco de Chile	9,772,865	1,337,346
Banco Santander Chile	11,448,035	656,893
Cencosud S.A.	234,995	703,247
Empresas CMPC S.A.	200,451	280,506
Empresas COPEC S.A.	54,031	355,339
Enel Americas S.A.	3,314,529	328,379
Falabella S.A.	132,015	653,954
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares(a)	63,995	2,338,012
		6,653,676
	Shares	Value
China-43.44%
Agricultural Bank of China Ltd., H Shares	21,949,000	$14,379,151
Alibaba Group Holding Ltd.	4,438,800	66,736,376
Aluminum Corp. of China Ltd., H Shares	2,893,101	2,286,611
Anhui Conch Cement Co. Ltd., H Shares	1,473,858	4,267,012
ANTA Sports Products Ltd.	169,307	1,943,321
BAIC Motor Corp. Ltd., H Shares(a)(b)	1,234,500	337,211
Baidu, Inc., A Shares(a)	832,608	9,109,845
Bank of Beijing Co. Ltd., A Shares	1,731,800	1,552,475
Bank of China Ltd., H Shares	48,133,189	27,783,127
Bank of Communications Co. Ltd., H Shares	8,430,987	7,595,205
Bank of Jiangsu Co. Ltd.	542,800	852,196
Bank of Shanghai Co. Ltd., A Shares	457,600	650,531
Baoshan Iron & Steel Co. Ltd., A Shares	1,204,700	1,228,194
Beijing Enterprises Holdings Ltd.	202,000	845,182
BOC Hong Kong (Holdings) Ltd.	597,500	2,682,929
BOE Technology Group Co. Ltd., A Shares	1,690,600	948,078
BYD Co. Ltd., H Shares(c)	348,095	5,082,486
BYD Electronic International Co. Ltd.	121,000	503,481
CGN Power Co. Ltd., H Shares(b)	4,565,470	1,715,121
China Cinda Asset Management Co. Ltd., H Shares	5,516,000	996,242
China CITIC Bank Corp. Ltd., H Shares	7,703,000	7,157,029
China Coal Energy Co. Ltd., H Shares(c)	1,298,858	1,595,918
China Communications Services Corp. Ltd., H Shares	712,000	414,697
China Construction Bank Corp., H Shares	48,333,000	49,435,165
China Energy Engineering Corp. Ltd., H Shares	9,878,821	1,631,835
China Everbright Bank Co. Ltd., H Shares	8,519,236	4,003,315
China Everbright Environment Group Ltd.	2,406,885	1,288,144
China Hongqiao Group Ltd.(c)	1,900,142	5,012,381
China International Marine Containers Group Co. Ltd., H Shares(c)	857,400	920,858
China Life Insurance Co. Ltd., H Shares	1,908,000	5,511,470
China Mengniu Dairy Co. Ltd.	1,174,785	2,444,746
China Merchants Bank Co. Ltd., H Shares	2,336,000	15,158,648
China Minsheng Banking Corp. Ltd., H Shares	13,472,611	8,109,017
China National Building Material Co. Ltd., H Shares	1,974,000	1,174,421
China Overseas Land & Investment Ltd.	2,677,802	4,631,257
China Pacific Insurance (Group) Co. Ltd., H Shares	1,693,200	6,819,227
China Petroleum & Chemical Corp., H Shares	27,906,000	16,375,877
China Power International Development Ltd.	1,604,994	629,150
China Railway Group Ltd., H Shares	8,295,840	4,173,900
China Resources Beer (Holdings) Co. Ltd.	134,101	445,871
China Resources Gas Group Ltd.(c)	410,243	1,038,450
China Resources Land Ltd.	1,395,460	5,117,106
China Resources Pharmaceutical Group Ltd.(b)	718,000	501,397
China Resources Power Holdings Co. Ltd.	1,006,019	2,493,006
China Shenhua Energy Co. Ltd., H Shares(c)	1,547,508	6,707,133
China State Construction Engineering Corp. Ltd., A Shares	4,845,122	3,807,717
China State Construction International Holdings Ltd.	338,000	517,813
China Taiping Insurance Holdings Co. Ltd.	517,200	1,149,221
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
China-(continued)
China Tower Corp. Ltd., H Shares(b)	1,608,787	$2,251,201
China United Network Communications Ltd., A Shares	1,775,300	1,320,463
China Vanke Co. Ltd., H Shares(a)	6,022,060	3,820,913
China Yangtze Power Co. Ltd., A Shares	156,700	606,717
China Yongda Automobiles Services Holdings Ltd.	1,049,000	298,822
China Zheshang Bank Co. Ltd., H Shares	2,510,000	882,035
Chongqing Rural Commercial Bank Co. Ltd., H Shares(c)	2,386,175	1,892,573
CITIC Ltd.	2,059,991	3,090,346
CITIC Securities Co. Ltd., H Shares	1,036,190	3,640,752
CMOC Group Ltd., H Shares	810,000	919,458
Contemporary Amperex Technology Co. Ltd., A Shares	16,900	618,739
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	3,400,500	6,215,913
Country Garden Services Holdings Co. Ltd.	1,638,649	1,354,877
CRRC Corp. Ltd., H Shares	3,487,360	2,416,594
CSPC Pharmaceutical Group Ltd.(c)	2,877,937	3,616,977
Daqo New Energy Corp., ADR(a)(c)	82,437	1,793,829
Dongfeng Motor Group Co. Ltd., H Shares	1,842,000	1,108,346
ENN Energy Holdings Ltd.	333,652	2,719,271
Fosun International Ltd.	270,500	186,676
GCL Technology Holdings Ltd.(a)(c)	4,878,288	722,800
Geely Automobile Holdings Ltd.	2,255,000	5,058,006
Gree Electric Appliances, Inc. of Zhuhai	154,600	979,505
Guangdong Investment Ltd.	1,489,164	1,325,491
Guangdong Land Holdings Ltd.(a)	136,000	4,440
Haier Smart Home Co. Ltd., H Shares	1,084,367	3,416,167
Hello Group, Inc., ADR	68,211	561,376
Huaneng Power International, Inc., H Shares	2,549,729	1,730,822
Huatai Securities Co. Ltd., H Shares(b)	800,444	1,842,280
Huaxia Bank Co. Ltd., A Shares	1,300,392	1,436,209
Industrial & Commercial Bank of China Ltd., H Shares	48,598,000	37,237,020
Industrial Bank Co. Ltd., A Shares	1,538,126	4,834,246
iQIYI, Inc., ADR(a)(c)	463,767	853,331
JD.com, Inc., ADR(c)	641,779	20,209,621
Jiangxi Copper Co. Ltd., H Shares	1,704,663	3,407,160
JinkoSolar Holding Co. Ltd., ADR(c)	60,937	1,336,958
KE Holdings, Inc., ADR(c)	140,222	2,582,889
Kuaishou Technology(a)(b)	249,463	2,435,771
Kunlun Energy Co. Ltd.	1,514,335	1,458,836
Kweichow Moutai Co. Ltd., A Shares	7,400	1,459,943
Lenovo Group Ltd.	1,722,000	2,208,035
Li Auto, Inc., A Shares(a)	63,700	833,942
Li Ning Co. Ltd.	684,454	1,450,146
Longfor Group Holdings Ltd.(b)(c)	2,174,836	2,706,929
Lufax Holding Ltd., ADR(a)(c)	487,120	1,407,777
Meituan, B Shares(a)(b)	509,600	7,861,879
Metallurgical Corp. of China Ltd., H Shares	6,887,266	1,491,018
Midea Group Co. Ltd., A Shares	144,000	1,402,033
NetEase, Inc.	256,895	6,715,815
New China Life Insurance Co. Ltd., H Shares	578,383	3,701,023
New Oriental Education & Technology Group, Inc.	66,754	296,033
NIO, Inc., ADR(a)(c)	239,225	1,165,026
PDD Holdings, Inc., ADR(a)	48,036	5,449,684
	Shares	Value
China-(continued)
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	4,756,648	$3,654,381
PetroChina Co. Ltd., H Shares	15,614,891	15,259,363
PICC Property & Casualty Co. Ltd., H Shares	2,890,602	5,999,686
Ping An Bank Co. Ltd., A Shares	1,104,300	1,876,173
Ping An Insurance (Group) Co. of China Ltd., H Shares(c)	5,105,000	35,047,685
Poly Developments and Holdings Group Co. Ltd., A Shares	1,192,400	1,320,914
Postal Savings Bank of China Co. Ltd., H Shares(b)	7,516,918	5,310,033
Power Construction Corp. of China Ltd., A Shares	675,000	639,910
Qifu Technology, Inc., ADR(c)	34,474	1,183,492
SAIC Motor Corp. Ltd., A Shares	317,456	756,174
Shaanxi Coal Industry Co. Ltd., A Shares	121,500	339,665
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	439,708	701,275
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,123,005	3,775,591
Shenzhou International Group Holdings Ltd.	175,467	1,262,794
Sino Biopharmaceutical Ltd.	1,572,401	1,505,890
Sinopharm Group Co. Ltd., H Shares	771,725	1,854,940
Sunac China Holdings Ltd.(a)(c)	5,155,000	1,021,839
Sunny Optical Technology Group Co. Ltd.	172,181	1,595,314
Tencent Holdings Ltd.	722,800	50,604,848
Tencent Music Entertainment Group, ADR(c)	90,353	1,896,509
Tianneng Power International Ltd.	458,000	395,648
Trip.com Group Ltd.	69,700	4,327,147
Vipshop Holdings Ltd., ADR	217,611	3,283,750
Weichai Power Co. Ltd., H Shares	1,217,429	2,580,787
Wuxi Biologics (Cayman), Inc.(a)(b)	513,635	2,088,457
Xiaomi Corp., B Shares(a)(b)	2,739,400	18,430,551
Xinyi Solar Holdings Ltd.	959,935	371,614
Yankuang Energy Group Co. Ltd., H Shares(c)	1,916,293	2,184,831
Yum China Holdings, Inc.	79,748	3,722,637
Zhongsheng Group Holdings Ltd.	574,000	965,532
Zijin Mining Group Co. Ltd., H Shares	1,484,801	3,937,187
ZTE Corp., H Shares(c)	277,000	873,994
ZTO Express (Cayman), Inc.	48,700	949,388
		657,814,255
Hong Kong-0.08%
Orient Overseas International Ltd.	70,000	1,259,460
India-10.44%
Axis Bank Ltd.	362,872	4,406,746
Bajaj Auto Ltd.	6,843	623,037
Bajaj Finance Ltd.	133,105	1,332,031
Bajaj Finserv Ltd.	27,868	616,651
Bank of Baroda	426,742	1,153,092
Bharat Petroleum Corp. Ltd.	1,278,149	4,776,361
Bharti Airtel Ltd.	193,325	4,208,521
Canara Bank	318,781	387,949
Cipla Ltd.	37,107	655,318
Coal India Ltd.	572,612	2,448,745
Dr. Reddy’s Laboratories Ltd.	73,842	1,065,371
GAIL (India) Ltd.	1,073,723	2,162,921
Grasim Industries Ltd.	84,207	2,630,919
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
India-(continued)
HCL Technologies Ltd.	152,055	$2,534,774
HDFC Bank Ltd.	569,491	13,068,857
Hero MotoCorp Ltd.	26,157	1,267,117
Hindalco Industries Ltd.	586,440	4,539,997
Hindustan Petroleum Corp. Ltd.	688,287	3,267,878
Hindustan Unilever Ltd.	74,524	2,140,299
ICICI Bank Ltd.	364,745	6,142,054
Indian Oil Corp. Ltd.	2,229,160	3,682,652
IndusInd Bank Ltd.(a)	86,123	781,359
Infosys Ltd.	465,491	7,916,581
ITC Hotels Ltd.(a)	22,459	58,871
ITC Ltd.	750,222	3,518,313
Jindal Steel & Power Ltd.	47,627	522,144
Jio Financial Services Ltd.(a)	201,492	753,485
JSW Steel Ltd.	181,793	2,168,565
Kotak Mahindra Bank Ltd.	57,358	1,292,296
Larsen & Toubro Ltd.	101,079	4,180,191
Mahindra & Mahindra Ltd.	111,714	4,069,585
Maruti Suzuki India Ltd.	14,356	2,059,210
NTPC Ltd.	1,172,884	4,451,471
Oil & Natural Gas Corp. Ltd.	1,945,931	5,331,346
Petronet LNG Ltd.	303,662	995,541
Power Finance Corp. Ltd.	485,490	2,259,882
Power Grid Corp. of India Ltd.	907,056	2,998,516
Punjab National Bank	320,684	383,518
Rajesh Exports Ltd.(a)	52,828	113,017
REC Ltd.	306,181	1,372,402
Reliance Industries Ltd.	968,559	15,295,965
Sammaan Capital Ltd.	230,461	331,790
Shriram Finance Ltd.	262,710	1,881,554
State Bank of India	515,479	4,670,467
Steel Authority of India Ltd.	989,041	1,396,641
Sun Pharmaceutical Industries Ltd.	81,059	1,574,169
Tata Consultancy Services Ltd.	118,211	4,076,678
Tata Motors Ltd.	406,104	3,069,606
Tata Power Co. Ltd. (The)	106,948	483,085
Tata Steel Ltd.	3,396,549	6,099,626
Tech Mahindra Ltd.	114,599	1,901,204
UltraTech Cement Ltd.	9,683	1,348,202
Union Bank of India Ltd.	244,330	362,858
UPL Ltd.	204,642	1,637,207
Vedanta Ltd.	903,009	4,360,958
Wipro Ltd.	465,615	1,309,755
		158,137,348
Indonesia-1.06%
PT Alamtri Resources (Indonesia) Tbk	4,808,235	538,990
PT Astra International Tbk	5,558,693	1,718,306
PT Bank Central Asia Tbk	5,593,404	2,803,390
PT Bank Mandiri (Persero) Tbk	9,140,641	2,488,365
PT Bank Negara Indonesia (Persero) Tbk	4,635,329	1,124,108
PT Bank Rakyat Indonesia (Persero) Tbk	15,960,130	3,573,962
PT GoTo Gojek Tokopedia Tbk(a)	90,331,357	354,971
PT Telkom Indonesia (Persero) Tbk	16,865,198	2,961,443
PT United Tractors Tbk	311,390	456,286
		16,019,821
Malaysia-0.71%
Axiata Group Bhd.	465,000	293,658
CIMB Group Holdings Bhd.	1,702,500	2,602,471
Genting Bhd.	451,000	329,994
Malayan Banking Bhd.	1,165,600	2,563,644
Petronas Chemicals Group Bhd.	303,800	274,936
	Shares	Value
Malaysia-(continued)
Public Bank Bhd.	1,876,100	$1,847,712
Sime Darby Bhd.	503,500	191,938
Tenaga Nasional Bhd.	728,800	2,219,887
Top Glove Corp. Bhd.(a)	2,420,100	387,468
		10,711,708
Mexico-2.67%
Alfa S.A.B. de C.V., Class A(c)	765,900	562,166
America Movil S.A.B. de C.V., Class B	8,503,302	7,691,066
Arca Continental S.A.B. de C.V.	46,120	481,616
Banco del Bajio S.A.(b)	191,811	432,042
CEMEX S.A.B. de C.V., Series CPO(c)(d)	6,922,191	6,055,102
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	126,219	1,048,579
Controladora Alpek SAB de CV(a)(c)	276,754	39,833
Fibra Uno Administracion S.A. de C.V.	929,385	1,326,318
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)(e)	554,555	5,016,133
Grupo Bimbo S.A.B. de C.V., Series A	283,459	824,099
Grupo Comercial Chedraui S.A. de C.V.	40,941	332,273
Grupo Financiero Banorte S.A.B. de C.V., Class O	772,658	6,899,076
Grupo Mexico S.A.B. de C.V., Class B(c)	785,499	4,926,552
Grupo Televisa S.A.B., Series CPO(c)(f)	1,867,499	1,038,464
Orbia Advance Corp. S.A.B. de C.V.	219,497	150,501
Wal-Mart de Mexico S.A.B. de C.V., Series V(c)	1,245,779	3,679,410
		40,503,230
Romania-0.09%
NEPI Rockcastle N.V.(a)	167,150	1,287,211
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(g)	2,015,200	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(a)(g)	261,775	0
Magnit PJSC(g)	55,179	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	130,598	0
Novolipetsk Steel PJSC(a)(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema AFK PAO(a)(g)	3,408,447	0
Surgutneftegas PAO(g)	3,493,738	0
Surgutneftegas PAO, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.24%
Al Rajhi Bank	175,278	4,419,472
Alinma Bank	85,189	585,803
Arab National Bank	93,972	543,613
Banque Saudi Fransi	223,537	1,021,280
Etihad Etisalat Co.	37,484	611,164
Riyad Bank	229,617	1,722,933
SABIC Agri-Nutrients Co.	48,843	1,549,279
Sahara International Petrochemical Co.	69,819	332,768
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Arabian Mining Co.(a)	122,305	$1,690,934
Saudi Arabian Oil Co.(b)	1,074,811	6,954,730
Saudi Awwal Bank	133,147	1,147,717
Saudi Basic Industries Corp.	176,291	2,567,455
Saudi Electricity Co.	108,686	427,377
Saudi National Bank (The)	522,409	5,213,168
Saudi Telecom Co.	426,990	4,779,594
Yanbu National Petrochemical Co., Class A	48,121	390,923
		33,958,210
South Africa-4.19%
Absa Group Ltd.	314,057	3,122,934
Aspen Pharmacare Holdings Ltd.	74,830	483,830
Bid Corp. Ltd.(c)	82,984	2,101,453
Bidvest Group Ltd. (The)	108,522	1,422,183
Capitec Bank Holdings Ltd.	5,954	1,162,711
Discovery Ltd.	64,692	772,811
Exxaro Resources Ltd.	66,766	586,843
FirstRand Ltd.	1,415,407	6,055,072
Foschini Group Ltd. (The)(c)	81,567	554,832
Gold Fields Ltd.	154,237	3,789,189
Growthpoint Properties Ltd.	1,680,452	1,324,459
Impala Platinum Holdings Ltd.(a)	540,850	5,149,611
MTN Group Ltd.	687,393	5,820,291
Naspers Ltd.	15,391	4,786,068
Nedbank Group Ltd.	159,192	2,188,474
Northam Platinum Holdings Ltd.	83,120	961,845
Old Mutual Ltd.	1,129,201	797,807
Remgro Ltd.	53,298	489,177
Sanlam Ltd.	456,761	2,214,487
Sappi Ltd.(c)	160,344	244,800
Sasol Ltd.(a)	573,206	2,970,438
Shoprite Holdings Ltd.	123,059	1,802,215
Sibanye Stillwater Ltd.(a)(c)	3,107,033	6,583,309
Standard Bank Group Ltd.	358,162	4,642,729
Thungela Resources Ltd.	69,423	356,081
Valterra Platinum Ltd.(a)	42,309	1,914,148
Vodacom Group Ltd.(c)	96,710	741,718
Woolworths Holdings Ltd.	160,222	442,219
		63,481,734
Taiwan-19.09%
Acer, Inc.	1,433,000	1,530,961
ASE Technology Holding Co. Ltd.	1,351,000	6,551,525
Asia Cement Corp.	489,000	661,015
Asustek Computer, Inc.	297,600	6,532,744
AUO Corp.(a)	4,265,244	1,700,432
Catcher Technology Co. Ltd.	242,000	1,709,034
Cathay Financial Holding Co. Ltd.	2,004,919	4,063,645
Chailease Holding Co. Ltd.	454,862	1,756,064
Cheng Shin Rubber Industry Co. Ltd.	294,000	393,279
Chicony Electronics Co. Ltd.	93,000	405,521
China Airlines Ltd.	658,000	450,887
China Steel Corp.	3,421,632	2,222,016
Chunghwa Telecom Co. Ltd.	915,039	3,954,141
Compal Electronics, Inc.	3,359,000	3,287,128
CTBC Financial Holding Co. Ltd.	4,104,000	5,639,295
Delta Electronics, Inc.	380,000	7,158,482
E.Sun Financial Holding Co. Ltd.	1,789,751	1,914,128
Eva Airways Corp.	952,000	1,200,377
Evergreen Marine Corp. Taiwan Ltd.	1,374,000	9,066,881
Far Eastern New Century Corp.	655,000	627,781
	Shares	Value
Taiwan-(continued)
Far EasTone Telecommunications Co. Ltd.(a)	423,000	$1,153,691
First Financial Holding Co. Ltd.	1,745,673	1,724,436
Formosa Chemicals & Fibre Corp.	1,131,000	1,086,173
Formosa Petrochemical Corp.	529,000	772,984
Formosa Plastics Corp.	2,031,280	2,889,484
Fubon Financial Holding Co. Ltd.	1,588,870	4,360,923
Globalwafers Co. Ltd.	26,457	300,314
Hon Hai Precision Industry Co. Ltd.	5,151,930	30,295,846
Hua Nan Financial Holdings Co. Ltd.	774,000	741,639
Innolux Corp.	6,678,444	2,561,389
Inventec Corp.	1,329,000	1,962,834
KGI Financial Holding Co. Ltd.	3,982,000	2,017,104
Largan Precision Co. Ltd.	25,000	1,960,829
Lite-On Technology Corp.	651,313	2,574,963
MediaTek, Inc.	327,600	14,835,226
Mega Financial Holding Co. Ltd.	1,889,985	2,688,496
Micro-Star International Co. Ltd.	272,000	1,299,434
Nan Ya Plastics Corp.	1,269,940	1,732,068
Nanya Technology Corp.(a)	258,000	379,821
Novatek Microelectronics Corp.	165,000	2,607,607
Pegatron Corp.	777,260	2,069,198
Pou Chen Corp.	813,000	764,554
Powerchip Semiconductor Manufacturing Corp.(a)	572,000	284,945
Powertech Technology, Inc.	333,000	1,390,919
Qisda Corp.	333,000	287,172
Quanta Computer, Inc.	642,000	5,979,692
Radiant Opto-Electronics Corp.	102,000	468,847
Realtek Semiconductor Corp.	120,000	2,294,505
Shanghai Commercial & Savings Bank Ltd. (The)	522,000	749,407
Simplo Technology Co. Ltd.	39,000	532,485
Sino-American Silicon Products, Inc.	91,000	305,081
SinoPac Financial Holdings Co. Ltd.	1,849,224	1,525,813
Synnex Technology International Corp.	308,000	682,582
Taishin Financial Holding Co. Ltd.	3,364,000	1,836,023
Taiwan Cooperative Financial Holding Co. Ltd.	697,000	591,578
Taiwan Mobile Co. Ltd.	382,000	1,346,665
Taiwan Semiconductor Manufacturing Co. Ltd.	2,408,000	92,706,284
TCC Group Holdings Co. Ltd.	1,761,136	1,428,585
Tripod Technology Corp.	68,000	632,898
Unimicron Technology Corp.	340,000	1,543,360
Uni-President Enterprises Corp.	939,941	2,480,752
United Microelectronics Corp.	4,445,000	6,159,316
Walsin Lihwa Corp.	1,468,000	1,097,081
Wan Hai Lines Ltd.	790,000	2,336,359
Winbond Electronics Corp.(a)	1,829,000	1,049,702
Wistron Corp.	1,228,875	5,001,353
Wiwynn Corp.	7,000	638,866
WPG Holdings Ltd.	721,000	1,597,565
WT Microelectronics Co. Ltd.	291,000	1,334,516
Yageo Corp.	132,540	2,328,945
Yang Ming Marine Transport Corp.	2,345,000	4,757,332
Yuanta Financial Holding Co. Ltd.	2,403,825	2,493,446
Zhen Ding Technology Holding Ltd.	401,000	1,672,438
		289,138,861
Thailand-2.99%
Advanced Info Service PCL, NVDR	232,087	2,062,036
Bangchak Corp. PCL, NVDR	421,883	438,079
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Thailand-(continued)
Bangkok Bank PCL, NVDR	649,952	$2,937,829
Bangkok Dusit Medical Services PCL, NVDR	1,726,471	1,135,983
Banpu PCL, NVDR	10,524,993	1,621,399
Charoen Pokphand Foods PCL, NVDR	2,837,870	1,979,183
CP ALL PCL, NVDR	1,468,922	2,122,355
Indorama Ventures PCL, NVDR	901,308	633,312
Kasikornbank PCL, NVDR	1,113,235	5,504,767
Krung Thai Bank PCL, NVDR	3,204,638	2,154,613
PTT Exploration & Production PCL, NVDR	664,659	2,558,758
PTT Global Chemical PCL, NVDR	3,028,527	2,183,977
PTT PCL, NVDR	9,134,203	9,287,419
SCB X PCL, NVDR	1,047,600	4,047,026
Siam Cement PCL (The), NVDR	530,220	3,256,217
Thai Oil PCL, NVDR	1,367,765	1,438,681
TMBThanachart Bank PCL, NVDR	20,196,828	1,191,361
True Corp. PCL, NVDR(a)	2,419,391	767,595
		45,320,590
Turkey-1.38%
Akbank T.A.S.	1,647,851	2,732,186
BIM Birlesik Magazalar A.S.	135,344	1,767,790
Eregli Demir ve Celik Fabrikalari T.A.S.	3,492,933	2,290,738
Haci Omer Sabanci Holding A.S.	531,739	1,245,861
KOC Holding A.S.	751,364	3,310,188
Turk Hava Yollari AO	319,623	2,262,914
Turkcell Iletisim Hizmetleri A.S.	544,188	1,247,653
Turkiye Is Bankasi A.S., Class C	4,532,953	1,650,253
Turkiye Petrol Rafinerileri A.S.	570,581	2,370,658
Turkiye Sise ve Cam Fabrikalari A.S.	266,806	240,997
Yapi Ve Kredi Bankasi A.S.(a)	2,058,437	1,702,446
		20,821,684
	Shares	Value
United Kingdom-0.20%
AngloGold Ashanti PLC(c)	65,997	$3,052,361
United States-0.31%
JBS N.V., BDR(a)	344,212	4,727,378
Total Common Stocks & Other Equity Interests (Cost $1,239,167,829)		1,506,271,394
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(h)(i) (Cost $7,103,616)	7,103,616	7,103,616
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,246,271,445)		1,513,375,010
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.38%
Invesco Private Government Fund, 4.32%(h)(i)(j)	18,201,569	18,201,569
Invesco Private Prime Fund, 4.46%(h)(i)(j)	48,094,575	48,104,194
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,305,763)		66,305,763
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $1,312,577,208)		1,579,680,773
OTHER ASSETS LESS LIABILITIES-(4.31)%		(65,260,629)
NET ASSETS-100.00%		$1,514,420,144

Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $53,924,261, which represented 3.56% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,010,769	$178,989,001	$(180,896,154)	$-	$-	$7,103,616	$323,595
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,286,308	$76,846,688	$(73,931,427)	$-	$-	$18,201,569	$322,387 *
Invesco Private Prime Fund	39,859,532	162,131,031	(153,884,293)	2,771	(4,847)	48,104,194	858,939 *
Total	$64,156,609	$417,966,720	$(408,711,874)	$2,771	$(4,847)	$73,409,379	$1,504,921

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	95	September-2025	$5,881,925	$189,305	$189,305

(a)	Futures contracts collateralized by $1,505,763 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Austria-0.68%
Wienerberger AG	197,925	$6,654,406
Brazil-6.76%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,715,600	52,536,217
Cia de Saneamento de Minas Gerais COPASA MG	1,123,000	5,187,197
Cia De Sanena Do Parana, Series CPO	1,428,046	8,698,032
		66,421,446
China-1.30%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	2,582,100	1,104,336
Beijing Enterprises Water Group Ltd.(a)	20,058,306	6,864,469
Beijing Originwater Technology Co. Ltd., A Shares	1,712,500	1,099,544
Chengdu Xingrong Environment Co. Ltd., A Shares	1,410,200	1,392,162
China Lesso Group Holdings Ltd.	1,738,476	1,034,379
Jingjin Equipment, Inc., A Shares	166,800	361,687
Zhongshan Public Utilities Group Co. Ltd., A Shares	697,000	906,753
		12,763,330
Finland-0.47%
Kemira OYJ(a)	216,193	4,614,396
France-3.81%
Veolia Environnement S.A.	1,100,866	37,416,874
India-1.89%
Astral Ltd.	335,049	5,343,918
ElectroSteel Castings Ltd.	1,206,807	1,520,721
Jain Irrigation Systems Ltd.(b)	595,043	345,788
Jindal SAW Ltd.	417,448	1,000,951
Supreme Industries Ltd.	117,101	5,724,221
VA Tech Wabag Ltd.(b)	257,134	4,631,042
		18,566,641
Italy-0.63%
Interpump Group S.p.A.(a)	149,573	6,154,735
Japan-2.32%
Kurita Water Industries Ltd.	386,946	14,945,945
Nomura Micro Science Co. Ltd.(a)	116,002	2,096,541
Organo Corp.	92,215	5,693,390
		22,735,876
Mexico-0.11%
Orbia Advance Corp. S.A.B. de C.V.	1,600,807	1,097,614
Netherlands-0.86%
Aalberts N.V.	263,843	8,457,782
Saudi Arabia-0.38%
Alkhorayef Water and Power Technologies Co.	40,310	1,387,289
Power and Water Utility Co. for Jubail and Yanbu	221,485	2,364,466
		3,751,755
South Korea-0.76%
Coway Co. Ltd.	95,883	7,478,464
Switzerland-7.90%
Belimo Holding AG	17,839	20,764,856
Geberit AG	51,140	39,187,944
	Shares	Value
Switzerland-(continued)
Georg Fischer AG	148,897	$11,650,890
Sulzer AG	30,965	5,959,475
		77,563,165
Taiwan-0.07%
Kuo Toong International Co. Ltd.	422,000	712,317
Thailand-0.08%
Amata Corp. PCL, NVDR	1,664,153	808,542
United Kingdom-12.14%
Pennon Group PLC	2,791,275	18,478,064
Severn Trent PLC	1,381,141	48,531,991
United Utilities Group PLC	3,491,647	52,229,392
		119,239,447
United States-59.73%
Advanced Drainage Systems, Inc.(a)	255,972	29,372,787
American States Water Co.	227,794	16,763,360
American Water Works Co., Inc.(a)	557,431	78,174,123
Badger Meter, Inc.(a)	106,804	20,160,323
California Water Service Group(a)	351,859	15,999,029
Consolidated Water Co. Ltd.(a)	88,375	2,570,829
Core & Main, Inc., Class A(a)(b)	515,022	32,776,000
Ecolab, Inc.	147,192	38,528,978
Energy Recovery, Inc.(a)(b)	197,022	2,649,946
Essential Utilities, Inc.(a)	1,147,249	42,218,763
Franklin Electric Co., Inc.	141,759	13,318,258
H2O America	183,736	8,872,611
Hawkins, Inc.(a)	34,214	5,586,462
Lindsay Corp.(a)	39,282	5,362,386
Middlesex Water Co.(a)	105,847	5,461,705
Montrose Environmental Group, Inc.(a)(b)	93,978	2,132,361
Mueller Water Products, Inc., Class A	566,413	14,024,386
Otter Tail Corp.(a)	75,745	5,845,999
Pentair PLC	298,276	30,483,807
Select Water Solutions, Inc., Class A	558,973	5,382,910
TETRA Technologies, Inc.(a)(b)	353,707	1,450,199
Valmont Industries, Inc.	36,438	13,261,610
Veralto Corp.	578,812	60,676,862
Watts Water Technologies, Inc., Class A(a)	99,441	26,085,363
Xylem, Inc.	600,845	86,894,204
Zurn Elkay Water Solutions Corp.	511,623	22,639,318
		586,692,579
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $768,098,369)		981,129,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.35%
Invesco Private Government Fund, 4.32%(c)(d)(e)	9,123,152	9,123,152
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(c)(d)(e)	23,734,607	$23,739,354
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,862,506)		32,862,506
TOTAL INVESTMENTS IN SECURITIES-103.24% (Cost $800,960,875)		1,013,991,875
OTHER ASSETS LESS LIABILITIES-(3.24)%		(31,795,867)
NET ASSETS-100.00%		$982,196,008

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,938	$24,309,118	$(24,372,056)	$-	$-	$-	$11,840
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,966,431	159,495,280	(156,338,559)	-	-	9,123,152	512,171 *
Invesco Private Prime Fund	15,554,204	359,723,500	(351,534,331)	539	(4,558)	23,739,354	1,373,286 *
Total	$21,583,573	$543,527,898	$(532,244,946)	$539	$(4,558)	$32,862,506	$1,897,297

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Australia-7.79%
Aristocrat Leisure Ltd.	45,147	$2,025,318
BHP Group Ltd.	460,129	11,642,368
Brambles Ltd.	115,089	1,764,087
Cochlear Ltd.	4,606	942,085
Computershare Ltd.	58,144	1,568,125
Fortescue Ltd.	122,799	1,391,975
Insurance Australia Group Ltd.	167,648	942,836
James Hardie Industries PLC, CDI(a)(b)	27,240	716,316
JB Hi-Fi Ltd.	10,217	729,034
Medibank Pvt. Ltd.	236,964	775,941
Pro Medicus Ltd.	3,719	765,140
QBE Insurance Group Ltd.	107,823	1,602,457
REA Group Ltd.	5,600	854,647
Rio Tinto PLC	84,677	5,053,629
Wesfarmers Ltd.	93,849	5,143,084
Yancoal Australia Ltd.(b)	65,779	266,161
		36,183,203
Austria-0.25%
ANDRITZ AG	5,944	414,863
Strabag SE	2,624	247,407
Verbund AG(b)	6,885	514,159
		1,176,429
Canada-2.21%
ARC Resources Ltd.	42,131	824,306
Brookfield Asset Management Ltd., Class A	43,483	2,687,199
Imperial Oil Ltd.	11,441	956,044
Open Text Corp.	20,697	610,483
Suncor Energy, Inc.	84,026	3,321,414
Thomson Reuters Corp.(b)	9,407	1,892,083
		10,291,529
China-0.05%
Budweiser Brewing Co. APAC Ltd.(b)(c)	217,781	228,614
Denmark-0.21%
Carlsberg A/S, Class B	7,660	958,013
Finland-1.52%
Elisa OYJ	11,181	576,982
Fortum OYJ(b)	29,325	539,568
Kone OYJ, Class B	46,710	2,876,812
Sampo OYJ	171,160	1,842,571
Wartsila OYJ Abp	45,250	1,253,857
		7,089,790
France-7.52%
Airbus SE	43,669	8,805,654
Bollore SE	60,514	350,074
Dassault Aviation S.A.	1,387	433,121
Hermes International S.C.A.	2,948	7,230,470
L’Oreal S.A.	14,836	6,583,959
LVMH Moet Hennessy Louis Vuitton SE	17,062	9,185,977
Sodexo S.A.	7,281	434,298
Thales S.A.	7,200	1,942,443
		34,965,996
Germany-5.34%
adidas AG	12,303	2,358,364
Allianz SE	26,054	10,326,197
Deutsche Boerse AG	12,708	3,688,332
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)(c)	5,892	299,640
Hannover Rueck SE	4,760	1,448,155
	Shares	Value
Germany-(continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	9,222	$6,055,101
Talanx AG	4,736	629,586
		24,805,375
Hong Kong-1.76%
Cathay Pacific Airways Ltd.	176,299	262,036
Hong Kong Exchanges & Clearing Ltd.	122,699	6,640,324
Techtronic Industries Co. Ltd.	107,790	1,288,916
		8,191,276
Israel-0.62%
Check Point Software Technologies Ltd.(a)	9,180	1,709,316
First International Bank of Israel Ltd. (The)	3,888	270,433
Oddity Tech Ltd.(a)	3,313	232,142
Plus500 Ltd.	10,182	452,818
Sapiens International Corp. N.V.	8,061	224,860
		2,889,569
Italy-3.05%
Banca Mediolanum S.p.A.	20,952	370,653
Enel S.p.A.	563,959	4,987,757
Ferrari N.V.	12,142	5,339,992
FinecoBank Banca Fineco S.p.A.	58,920	1,258,328
Moncler S.p.A.	15,778	843,953
Prada S.p.A.	40,778	221,949
Ryanair Holdings PLC	39,696	1,170,596
		14,193,228
Japan-16.98%
ASICS Corp.	71,762	1,690,493
Azbil Corp.	33,111	310,030
Bandai Namco Holdings, Inc.	54,978	1,781,422
BayCurrent, Inc.	13,839	796,247
Canon Marketing Japan, Inc.	6,420	232,414
Capcom Co. Ltd.	23,129	589,959
Chugai Pharmaceutical Co. Ltd.	43,197	2,074,929
Daiichi Sankyo Co. Ltd.	158,838	3,904,500
Daito Trust Construction Co. Ltd.	5,391	553,037
Disco Corp.	8,239	2,439,779
Fast Retailing Co. Ltd.	18,220	5,568,905
GMO Payment Gateway, Inc.	3,620	202,162
GOLDWIN, Inc.	4,046	208,754
Hitachi Ltd.	343,328	10,527,353
Hoya Corp.	28,140	3,557,416
IHI Corp.	12,453	1,389,536
J. Front Retailing Co. Ltd.	19,670	265,684
Japan Exchange Group, Inc.	88,300	864,650
JX Advanced Metals Corp.	45,250	266,176
Kawasaki Kisen Kaisha Ltd.(b)	53,570	758,311
Keisei Electric Railway Co. Ltd.	37,170	312,464
Kobe Bussan Co. Ltd.	11,309	301,761
Konami Group Corp.	8,080	1,099,154
Lasertec Corp.	8,365	844,471
Makita Corp.	23,960	743,260
MonotaRO Co. Ltd.	24,576	438,510
MS&AD Insurance Group Holdings, Inc.	105,310	2,254,622
Murata Manufacturing Co. Ltd.	141,536	2,110,903
Nomura Research Institute Ltd.	33,079	1,311,604
OBIC Business Consultants Co. Ltd.	4,136	239,027
Olympus Corp.	86,645	1,037,250
Ono Pharmaceutical Co. Ltd.	34,992	392,101
Otsuka Corp.	15,009	284,955
Persol Holdings Co. Ltd.	127,681	244,550
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Rakus Co. Ltd.	14,898	$228,962
Recruit Holdings Co. Ltd.	139,220	8,276,825
Sankyo Co. Ltd.	21,035	393,315
Sanrio Co. Ltd.	18,617	765,444
Santen Pharmaceutical Co. Ltd.	26,703	295,637
SCREEN Holdings Co. Ltd.	6,688	522,788
Socionext, Inc.(b)	14,068	265,646
Sompo Holdings, Inc.	81,566	2,410,016
Square Enix Holdings Co. Ltd.	6,681	452,592
Tokio Marine Holdings, Inc.	190,012	7,645,000
Tokyo Electron Ltd.	36,383	5,795,850
Toyo Suisan Kaisha Ltd.	8,062	516,114
Trend Micro, Inc.	14,098	861,417
USS Co. Ltd.	39,411	429,222
ZOZO, Inc.	44,653	442,933
		78,898,150
Netherlands-7.25%
Adyen N.V.(a)(c)	2,884	4,961,021
ASML Holding N.V.	30,089	20,915,117
EXOR N.V.	11,848	1,145,221
Koninklijke KPN N.V.	259,221	1,161,471
Universal Music Group N.V.(b)	72,337	2,087,022
Wolters Kluwer N.V.	21,812	3,407,390
		33,677,242
Norway-0.84%
Aker Solutions ASA, Class A	66,938	198,853
Equinor ASA	53,634	1,383,784
Gjensidige Forsikring ASA	20,127	531,741
Kongsberg Gruppen ASA	51,045	1,532,090
Wallenius Wilhelmsen ASA	28,508	256,159
		3,902,627
Portugal-0.13%
Galp Energia SGPS S.A.	30,626	586,528
Singapore-0.47%
Hafnia Ltd.(b)	46,297	255,548
Singapore Exchange Ltd.	96,003	1,178,103
Singapore Technologies Engineering Ltd.	111,420	750,161
		2,183,812
South Korea-2.91%
DB Insurance Co. Ltd.	3,299	303,226
Hanjin Kal Corp.	2,322	181,651
Hanmi Pharm Co. Ltd.	1,040	208,153
Hanmi Semiconductor Co. Ltd.	3,799	246,406
HD Hyundai Electric Co. Ltd.	2,670	950,152
HD Hyundai Heavy Industries Co. Ltd.	1,915	672,087
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,183	817,974
Hyundai Marine & Fire Insurance Co. Ltd.(a)	12,962	244,647
Hyundai Rotem Co. Ltd.	5,096	736,669
LEENO Industrial, Inc.	6,566	223,000
LIG Nex1 Co. Ltd.	718	323,315
NCSoft Corp.	1,830	254,080
Posco DX Co. Ltd.	14,460	247,267
Samsung C&T Corp.	4,752	573,305
Samsung E&A Co. Ltd.	15,289	289,912
Samyang Foods Co. Ltd.	310	320,334
SK Biopharmaceuticals Co. Ltd.(a)	3,498	246,355
SK hynix, Inc.	34,460	6,678,898
		13,517,431
	Shares	Value
Spain-2.13%
Aena S.M.E. S.A.(c)	60,142	$1,624,266
Amadeus IT Group S.A.	32,789	2,640,484
Endesa S.A.	25,702	747,038
Industria de Diseno Textil S.A.	101,873	4,880,462
		9,892,250
Sweden-1.79%
AAK AB(b)	12,842	331,350
Addtech AB, Class B	18,345	618,587
Alfa Laval AB	22,970	1,001,004
Atlas Copco AB, Class A	192,935	2,946,954
Essity AB, Class B	53,039	1,311,757
Evolution AB(c)	16,970	1,514,226
Tele2 AB, Class B	38,065	590,074
		8,313,952
Switzerland-13.72%
ABB Ltd.	146,568	9,572,972
EMS-Chemie Holding AG	792	623,292
Geberit AG	3,781	2,897,333
Givaudan S.A.	596	2,492,102
Kuehne + Nagel International AG, Class R	4,500	917,681
Nestle S.A.	190,069	16,611,765
Partners Group Holding AG(b)	3,111	4,183,138
Roche Holding AG	47,025	14,678,849
Schindler Holding AG, PC	3,219	1,164,393
Sonova Holding AG, Class A	3,933	1,070,858
Straumann Holding AG	8,286	1,009,814
Zurich Insurance Group AG	12,475	8,511,376
		63,733,573
United Kingdom-15.70%
3i Group PLC	80,489	4,407,088
Admiral Group PLC	36,776	1,661,125
AstraZeneca PLC	102,038	14,916,939
Auto Trader Group PLC(c)	115,713	1,280,060
Centrica PLC	448,796	977,567
Compass Group PLC	123,264	4,340,290
Diageo PLC	175,950	4,273,320
ICG PLC	20,120	577,266
Imperial Brands PLC	89,637	3,501,141
Intertek Group PLC	13,961	909,601
Marks & Spencer Group PLC	153,315	705,553
Next PLC	13,181	2,143,929
Reckitt Benckiser Group PLC	54,510	4,093,650
RELX PLC	198,526	10,336,723
Sage Group PLC (The)	117,940	1,897,594
Smiths Group PLC	28,902	897,105
SSE PLC	77,374	1,900,489
Unilever PLC	211,355	12,287,995
Weir Group PLC (The)	18,775	660,932
Wise PLC, Class A(a)	88,377	1,183,042
		72,951,409
United States-7.45%
Experian PLC	63,869	3,372,188
Ferrovial SE	43,424	2,232,579
GFL Environmental, Inc.	21,431	1,081,664
GSK PLC	330,201	6,086,138
Inmode Ltd.(a)	16,720	228,395
Novartis AG	155,358	17,697,627
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Oracle Corp.	3,157	$342,104
Swiss Re AG	20,030	3,586,281
		34,626,976
Total Common Stocks & Other Equity Interests (Cost $425,944,816)		463,256,972
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $276,975)	276,975	276,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $426,221,791)		463,533,947
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.78%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,292,700	$2,292,700
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,968,613	5,969,807
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,262,507)		8,262,507
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $434,484,298)		471,796,454
OTHER ASSETS LESS LIABILITIES-(1.53)%		(7,128,826)
NET ASSETS-100.00%		$464,667,628

Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $9,907,827, which represented 2.13% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,903,525	$(27,626,550)	$-	$-	$276,975	$11,781
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,100,171	28,231,039	(30,038,510)	-	-	2,292,700	138,105 *
Invesco Private Prime Fund	10,693,032	72,145,159	(76,867,507)	315	(1,192)	5,969,807	370,058 *
Total	$14,793,203	$128,279,723	$(134,532,567)	$315	$(1,192)	$8,539,482	$519,944

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$119,740,730	$1,101,464,916	$0	$1,221,205,646
Money Market Funds	7,750,317	43,159,728	-	50,910,045
Total Investments	$127,491,047	$1,144,624,644	$0	$1,272,115,691
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,172,031	$339,509,189	$-	$398,681,220
Money Market Funds	237,487	18,368,322	-	18,605,809
Total Investments	$59,409,518	$357,877,511	$-	$417,287,029
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,175,584	$84,398,715	$-	$100,574,299
Money Market Funds	87,124	6,072,255	-	6,159,379
Total Investments	$16,262,708	$90,470,970	$-	$106,733,678
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,591,815	$53,492,207	$-	$77,084,022
Money Market Funds	-	21,323,894	-	21,323,894
Total Investments	$23,591,815	$74,816,101	$-	$98,407,916
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$150,125,680	$119,924,139	$-	$270,049,819
Money Market Funds	28,382	3,940,328	-	3,968,710
Total Investments	$150,154,062	$123,864,467	$-	$274,018,529

	Level 1	Level 2	Level 3	Total
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,357,486	$270,158,801	$-	$295,516,287
Money Market Funds	178,646	12,860,294	-	13,038,940
Total Investments	$25,536,132	$283,019,095	$-	$308,555,227
Invesco MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$916,105,925	$381,277,412	$-	$1,297,383,337
Money Market Funds	-	16,943,352	-	16,943,352
Total Investments	$916,105,925	$398,220,764	$-	$1,314,326,689
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,404,070	$17,242,331	$0	$45,646,401
Money Market Funds	59,665	8,937,982	-	8,997,647
Total Investments	$28,463,735	$26,180,313	$0	$54,644,048
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,498,708	$3,696,548	$-	$5,195,256
Money Market Funds	3,503	714,551	-	718,054
Total Investments	$1,502,211	$4,411,099	$-	$5,913,310
Invesco RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$220,218,940	$1,805,981,193	$0	$2,026,200,133
Money Market Funds	1,059,922	133,737,745	-	134,797,667
Total Investments	$221,278,862	$1,939,718,938	$0	$2,160,997,800
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,737,054	$317,305,825	$103,016	$355,145,895
Money Market Funds	37,678	50,770,052	-	50,807,730
Total Investments	$37,774,732	$368,075,877	$103,016	$405,953,625
Invesco RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$253,767,391	$1,252,504,003	$0	$1,506,271,394
Money Market Funds	7,103,616	66,305,763	-	73,409,379
Total Investments in Securities	260,871,007	1,318,809,766	-	1,579,680,773
Other Investments - Assets
Futures Contracts	189,305	-	-	189,305
Total Investments	$261,060,312	$1,318,809,766	$0	$1,579,870,078
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$654,211,639	$326,917,730	$-	$981,129,369
Money Market Funds	-	32,862,506	-	32,862,506
Total Investments	$654,211,639	$359,780,236	$-	$1,013,991,875
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,543,046	$449,713,926	$-	$463,256,972
Money Market Funds	276,975	8,262,507	-	8,539,482
Total Investments	$13,820,021	$457,976,433	$-	$471,796,454